Filed with the Securities and Exchange Commission on March 7, 2007
Registration No. 333-130989                Investment Company Act No. 811-07325
===============================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         Post-Effective Amendment No. 2
                                       and
         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                Amendment No. 78

              PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
                           (Exact Name of Registrant)

                          PRUCO LIFE INSURANCE COMPANY
                               (Name of Depositor)

                              213 WASHINGTON STREET
                          NEWARK, NEW JERSEY 07102-2992
                                 (973) 367-1730
    (Address and telephone number of depositor's principal executive offices)

                                JOSEPH D. EMANUEL
                               CHIEF LEGAL OFFICER
                   AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                 One Corporate Drive, Shelton, Connecticut 06484
               (Name and Address of Agent for Service of Process)

                                    Copy To:
                          C. CHRISTOPHER SPRAGUE, ESQ.
                      VICE PRESIDENT AND CORPORATE COUNSEL
       213 Washington Street, Newark, New Jersey 07102-2917 (973) 802-6997


           Approximate Date of Proposed Sale to the Public: Continuous

   It is proposed that this filing become effective: (check appropriate space)
          []  immediately upon filing pursuant to paragraph (b) of Rule 485
          [x] on March 7, 2007 pursuant to paragraph (b) of Rule 485
          []  60 days after filing pursuant to paragraph (a) (i) of Rule 485
          []  on _______ pursuant to paragraph (a) (i) of Rule 485
          []  75 days after filing pursuant to paragraph (a) (ii) of Rule 485
          []  on _______ pursuant to paragraph (a)(ii) of Rule 485

                    If appropriate, check the following box:

     [] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                      Title of Securities Being Registered:
               Interest in Individual Variable Annuity Contracts.
--------------------------------------------------------------------------------
Premier

                                      Note:

     Registrant is filing this Post-Effective Amendment No. 2 to Registration Statement No. 333-130989 for the purpose of including in the Registration Statement two Prospectus Supplements. The Prospectus, Statement of Additional Information and Part C that were filed as part of Pre-Effective Amendment No. 1 filed with the SEC on April 14, 2006, as supplemented, are hereby incorporated by reference, except that unaudited financial statements for the separate account, as of December 31, 2006 are filed herewith. Other than as set forth herein, this Post-Effective Amendment does not amend or delete any other part of this Registration Statement.

                   Supplement to Prospectus Dated May 1, 2006
                         Supplement dated March 19, 2007

Supplement dated March 19, 2007 to the May 1, 2006 Prospectus for the Prudential Premier Series B Series, L Series, and X Series annuity of Pruco Life Insurance Company (the "Prospectus").


In this supplement, we reflect certain enhancements to the Highest Daily Lifetime Five Benefit and certain changes to an underlying mutual fund. As detailed below, these enhancements include an additional amount in your Protected Withdrawal Value ("Enhanced Protected Withdrawal Value"), Annual Income Amount, and Account Value if you have made no withdrawal during the first ten years that your Highest Daily Lifetime Five Benefit has been in effect and you otherwise meet the requirements we describe below. Apart from the changes to Highest Daily Lifetime Five that we set forth below, the prospectus changes set forth in the November 20, 2006 supplement to this prospectus remain in effect

This Supplement should be read and retained with the current Prospectus for your annuity contract. This Supplement is intended to update certain information in the Prospectus for the variable annuity you own, and is not intended to be a prospectus or offer for any other variable annuity listed here that you do not own. If you would like another copy of the current Prospectus, please contact us at (888) PRU-2888.

1.  ENHANCEMENTS TO THE HIGHEST DAILY LIFETIME FIVE BENEFIT

A. We add the following new definitions to the Glossary of Terms section as follows:

ENHANCED PROTECTED WITHDRAWAL VALUE
Under the Highest Daily Lifetime Five Benefit only, a sum that we add to your existing Protected Withdrawal Value, provided that you have not made any withdrawal during the first ten years that your Highest Daily Lifetime Five Benefit has been in effect and you otherwise meet the conditions set forth in the rider and this prospectus.

TOTAL ANNUAL INCOME AMOUNT

Under the Highest Daily Lifetime Five Benefit only, an amount that you can withdraw each year as long as the annuitant lives, which may reflect the inclusion of an additional sum if you have made no withdrawal during the first ten years that the benefit is in effect.

TOTAL PROTECTED WITHDRAWAL VALUE

   Under the Highest Daily Lifetime Five Benefit only, an amount that we guarantee regardless of the investment performance of your Account Value, which may reflect the inclusion of an additional sum, if you have made no withdrawal during the first ten years that the benefit is in effect.


     B. The following revises the description of the Highest Daily Lifetime Five Income Benefit under the "Living Benefit Programs" section in the
     Prospectus:



HIGHEST DAILY LIFETIME FIVE INCOME BENEFIT
(HIGHEST DAILY LIFETIME FIVE)
-------------------------------------------------------------------------------
The Highest Daily Lifetime Five program described below is only being offered in those jurisdictions where we have received regulatory approval and will be offered subsequently in other jurisdictions when we receive regulatory approval in those jurisdictions. Certain terms and conditions may differ between jurisdictions once approved. Highest Daily Lifetime Five is offered as an alternative to Lifetime Five and Spousal Lifetime Five. Currently, if you elect Highest Daily Lifetime Five and subsequently terminate the benefit, you will not be able to re-elect Highest Daily Lifetime Five, and will have a waiting period until you can elect Spousal Lifetime Five or Lifetime Five. Specifically, you will be permitted to elect Lifetime Five or Spousal Lifetime Five only on an anniversary of the Issue Date that is at least 90 calendar days from the date that Highest Daily Lifetime Five was terminated. We reserve the right to further limit the election frequency in the future. The income benefit under Highest Daily Lifetime Five currently is based on a single "designated life" who is at least 55 years old on the date that the benefit is acquired. The Highest Daily Lifetime Five Benefit is not available if you elect any other optional living benefit, although you may elect any optional death benefit (other than the Highest Daily Value Death Benefit). As long as your Highest Daily Lifetime Five Benefit is in effect, you must allocate your Account Value in accordance with the then-permitted and available investment option(s) with this program.
-------------------------------------------------------------------------------

We offer a benefit that guarantees until the death of the single designated life the ability to withdraw an annual amount (the "Total Annual Income Amount") equal to a percentage of an initial principal value (the "Total Protected Withdrawal Value") regardless of the impact of market performance on the Account Value, subject to our program rules regarding the timing and amount of withdrawals. The benefit may be appropriate if you intend to make periodic withdrawals from your Annuity, and wish to ensure that market performance will not affect your ability to receive annual payments. You are not required to make withdrawals as part of the program -- the guarantees are not lost if you withdraw less than the maximum allowable amount each year under the rules of the benefit. We discuss Highest Daily Lifetime Five in greater detail immediately below. In addition, please see the Glossary section of this prospectus for definitions of some of the key terms used with this benefit. As discussed below, we require that you participate in our asset transfer program in order to participate in Highest Daily Lifetime Five, and in the Appendices to this prospectus, we set forth the formula under which we make those asset transfers.

As discussed below, a key component of Highest Daily Lifetime Five is the Total Protected Withdrawal Value, which is an amount that is distinct from Account Value. Because each of the Total Protected Withdrawal Value and Total Annual Income Amount is determined in a way that is not solely related to Account Value, it is possible for the Account Value to fall to zero, even though the Total Annual Income Amount remains. You are guaranteed to be able to withdraw the Total Annual Income Amount for the rest of your life, provided that you have not made "excess withdrawals." Excess withdrawals, as discussed below, will reduce your Total Annual Income Amount. Thus, you could experience a scenario in which your Account Value was zero, and, due to your excess withdrawals, your Total Annual Income Amount also was reduced to zero. In that scenario, no further amount would be payable under Highest Daily Lifetime Five.

KEY FEATURE -- Total Protected Withdrawal Value
The Total Protected Withdrawal Value is used to determine the amount of the annual payments under Highest Daily Lifetime Five. The Total Protected Withdrawal Value is equal to the greater of the Protected Withdrawal Value and any Enhanced Protected Withdrawal Value that may exist. We describe how we determine Enhanced Protected Withdrawal Value, and when we begin to calculate it, below. If you do not meet the conditions described below for obtaining Enhanced Protected Withdrawal Value then Total Protected Withdrawal Value is simply equal to Protected Withdrawal Value.

The Protected Withdrawal Value initially is equal to the Account Value on the date that you elect Highest Daily Lifetime Five. On each Valuation Day thereafter, until the earlier of the first withdrawal or ten years after the date of your election of the benefit, we recalculate the Protected Withdrawal Value. Specifically, on each such Valuation Day (the "Current Valuation Day"), the Protected Withdrawal Value is equal to the greater of:

o the Protected Withdrawal Value for the immediately preceding Valuation Day (the "Prior Valuation Day"), appreciated at the daily equivalent of 5% annually during the calendar day(s) between the Prior Valuation Day and the Current Valuation Day (i.e., one day for successive Valuation Days, but more than one calendar day for Valuation Days that are separated by weekends and/or holidays), plus the amount of any Purchase Payment (including any associated credit) made on the Current Valuation Day; and
o        the Account Value.

If you have not made a withdrawal prior to the tenth anniversary of the date you elected Highest Daily Lifetime Five (which we refer to as the "Tenth Anniversary"), we will continue to calculate a Protected Withdrawal Value. On or after the Tenth Anniversary and up until the date of the first withdrawal, your Protected Withdrawal Value is equal to the greater of the Protected Withdrawal Value on the Tenth Anniversary or your Contract Value.

The Enhanced Protected Withdrawal Value is only calculated if you do not take a withdrawal prior to the Tenth Anniversary. If so, then on or after the Tenth Anniversary up until the date of the first withdrawal, the Enhanced Protected Withdrawal Value is equal to the sum of:

            (a) 200% of the Account Value on the date you elected Highest Daily Lifetime Five;
            (b) 200% of all Purchase Payments (and any associated Credits) made during the one-year period after the date you elected Highest Daily Lifetime Five; and (c) 100% of all Purchase Payments (and any associated Credits) made more than one year after the date you elected Highest Daily Lifetime Five, but prior to the date of your first withdrawal.

We cease these daily calculations of the Protected Withdrawal Value and Enhanced Protected Withdrawal Value (and therefore, the Total Protected Withdrawal Value) when you make your first withdrawal. However, as discussed below, subsequent Purchase Payments (and any associated Credits) will increase the Total Annual Income Amount, while "excess" withdrawals (as described below) may decrease the Total Annual Income Amount.

     KEY FEATURE -- Total Annual Income Amount under the Highest Daily Lifetime Five Benefit The initial Total Annual Income Amount is equal to 5% of the Total Protected Withdrawal Value. For purposes of the asset transfer formula described below, we also calculate a Highest Daily Annual Income Amount, which is initially equal to 5% of the Protected Withdrawal Value. Under the Highest Daily Lifetime Five benefit, if your cumulative withdrawals in an Annuity Year are less than or equal to the Total Annual Income Amount, they will not reduce your Total Annual Income Amount in subsequent Annuity Years, but any such withdrawals will reduce the Total Annual Income Amount on a dollar-for-dollar basis in that Annuity Year. If your cumulative withdrawals are in excess of the Total Annual Income Amount ("Excess Income"), your Total Annual Income Amount in subsequent years will be reduced (except with regard to required minimum distributions) by the result of the ratio of the Excess Income to the Account Value immediately prior to such withdrawal (see examples of this calculation below). Reductions include the actual amount of the withdrawal, including any CDSC that may apply. A Purchase Payment that you make will increase the then-existing Total Annual Income Amount and Highest Daily Annual Income Amount by an amount equal to 5% of the Purchase Payment (including the amount of any associated Credits).

An automatic step-up feature ("Highest Quarterly Auto Step-Up") is included as part of this benefit. As detailed in this paragraph, the Highest Quarterly Auto Step-Up feature can result in a larger Total Annual Income Amount if your Account Value increases subsequent to your first withdrawal. We begin examining the Account Value for purposes of this feature starting with the anniversary of the Issue Date of the Annuity (the "Annuity Anniversary") immediately after your first withdrawal under the benefit. Specifically, upon the first such Annuity Anniversary, we identify the Account Value on the Valuation Days corresponding to the end of each quarter that (i) is based on your Annuity Year, rather than a calendar year; (ii) is subsequent to the first withdrawal; and (iii) falls within the immediately preceding Annuity Year. If the end of any such quarter falls on a holiday or a weekend, we use the next Valuation Day. We multiply each of those quarterly Account Values by 5%, adjust each such quarterly value for subsequent withdrawals and Purchase Payments, and then select the highest of those values. If the highest of those values exceeds the existing Total Annual Income Amount, we replace the existing amount with the new, higher amount. Otherwise, we leave the existing Total Annual Income Amount intact. In later years, (i.e., after the first Annuity Anniversary after the first withdrawal) we determine whether an automatic step-up should occur on each Annuity Anniversary, by performing a similar examination of the Account Values on the end of the four immediately preceding quarters. If, on the date that we implement a Highest Quarterly Auto Step-Up to your Total Annual Income Amount, the charge for Highest Daily Lifetime Five has changed for new purchasers, you may be subject to the new charge at the time of such step-up. Prior to increasing your charge for Highest Daily Lifetime Five upon a step-up, we would notify you, and give you the opportunity to cancel the automatic step-up feature. If you receive notice of a proposed step-up and accompanying fee increase, you should carefully evaluate whether the amount of the step-up justifies the increased fee to which you will be subject.

The Highest Daily Lifetime Five program does not affect your ability to make withdrawals under your annuity, or limit your ability to request withdrawals that exceed the Total Annual Income Amount. Under Highest Daily Lifetime Five, if your cumulative withdrawals in an Annuity Year are less than or equal to the Total Annual Income Amount, they will not reduce your Total Annual Income Amount in subsequent Annuity Years, but any such withdrawals will reduce the Total Annual Income Amount on a dollar-for-dollar basis in that Annuity Year.

If, cumulatively, you withdraw an amount less than the Total Annual Income Amount in any Annuity Year, you cannot carry-over the unused portion of the Total Annual Income Amount to subsequent Annuity Years.

Examples of dollar-for-dollar and proportional reductions, and the Highest Quarterly Auto Step-Up are set forth below. The values depicted here are purely hypothetical, and do not reflect the charges for the Highest Daily Lifetime Five benefit or any other fees and charges. Assume the following for all three examples:

|X|      The Issue Date is December 1, 2006
|X| The Highest Daily Lifetime Five benefit is elected on March 5, 2007.

Dollar-for-dollar reductions
On May 2, 2007, the Total Protected Withdrawal Value is $120,000, resulting in a Total Annual Income Amount of $6,000 (5% of $120,000). Assuming $2,500 is withdrawn from the Annuity on this date, the remaining Total Annual Income Amount for that Annuity Year (up to and including December 1, 2007) is $3,500. This is the result of a dollar-for-dollar reduction of the Total Annual Income Amount -- $6,000 less $2,500 = $3,500.

Proportional reductions
Continuing the previous example, assume an additional withdrawal of $5,000 occurs on August 6, 2007 and the Account Value at the time of this withdrawal is $110,000. The first $3,500 of this withdrawal reduces the Total Annual Income Amount for that Annuity Year to $0. The remaining withdrawal amount -- $1,500 - reduces the Total Annual Income Amount in future Annuity Years on a proportional basis based on the ratio of the excess withdrawal to the Account Value immediately prior to the excess withdrawal. (Note that if there were other withdrawals in that Annuity Year, each would result in another proportional reduction to the Total Annual Income Amount).

Here is the calculation:

Account Value before withdrawal                                            $110,000.00
Less amount of "non" excess withdrawal                                      -$3,500.00
Account Value immediately before excess withdrawal of $1,500               $106,500.00

Excess withdrawal amount                                                     $1,500.00
Divided by Account Value immediately before excess withdrawal              $106,500.00
Ratio                                                                            1.41%

Total Annual Income Amount                                                   $6,000.00
Less ratio of 1.41%                                                            -$84.51
Total Annual Income Amount for future Annuity Years                          $5,915.49

Highest Quarterly Auto Step-Up

On each Annuity Anniversary date, the Total Annual Income Amount is stepped-up if 5% of the highest quarterly value since your first withdrawal (or last Annuity Anniversary in subsequent years), adjusted for excess withdrawals and additional Purchase Payments, is higher than the Total Annual Income Amount, adjusted for excess withdrawals and additional Purchase Payments.

Continuing the same example as above, the Total Annual Income Amount for this Annuity Year is $6,000. However, the excess withdrawal on August 6 reduces this amount to $5,915.49 for future years (see above). For the next Annuity Year, the Total Annual Income Amount will be stepped-up if 5% of the highest quarterly Account Value, adjusted for withdrawals, is higher than $5,915.49. Here are the calculations for determining the quarterly values. Only the June 1 value is being adjusted for excess withdrawals as the September 1 and December 1 Valuation Days occur after the excess withdrawal on August 6.


                                                     Highest Quarterly
                                                    Value (adjusted with    Adjusted Total Annual
                                                       withdrawal and      Income Amount (5% of the
           Date*                Account value       Purchase Payments)**   Highest Quarterly Value)
June 1, 2007                     $118,000.00            $118,000.00               $5,900.00
August 6, 2007                   $120,000.00            $112,885.55               $5,644.28
September 1, 2007                $112,000.00            $112,885.55                $5,644.28
December 1, 2007                 $119,000.00            $119,000.00               $5,950.00

*In this example, the Annuity Anniversary date is December 1. The quarterly valuation dates are every three months thereafter - March 1, June 1, September 1, and December 1. In this example, we do not use the March 1 date as the first withdrawal took place after March 1. The Annuity Anniversary Date of December 1 is considered the fourth and final quarterly valuation date for the year.

**In this example, the first quarterly value after the first withdrawal is $118,000 on June 1, yielding an adjusted Total Annual Income Amount of $5,900.00. This amount is adjusted on August 6 to reflect the $5,000 withdrawal. The calculations for the adjustments are:
|X| The Account Value of $118,000 on June 1 is first reduced dollar-for-dollar by $3,500 ($3,500 is the remaining Total Annual Income Amount for the Annuity Year), resulting in an adjusted Account Value of $114,500 before the excess withdrawal.
|X| This amount ($114,500) is further reduced by 1.41% (this is the ratio in the above example which is the excess withdrawal divided by the Account Value immediately preceding the excess withdrawal) resulting in a Highest Quarterly Value of $112,885.55.
The adjusted Total Annual Income Amount is carried forward to the next quarterly anniversary date of September 1. At this time, we compare this amount to 5% of the Account Value on September 1. Since the June 1 adjusted Total Annual Income Amount of $5,644.28 is higher than $5,600.00 (5% of $112,000), we continue to carry $5,644.28 forward to the next and final quarterly anniversary date of December 1. The Account Value on December 1 is $119,000 and 5% of this amount is $5,950. Since this is higher than $5,644.28, the adjusted Total Annual Income Amount is reset to $5,950.00.

In this example, 5% of the December 1 value yields the highest amount of $ 5,950.00. Since this amount is higher than the current year's Total Annual Income Amount of $5,915.49 adjusted for excess withdrawals, the Total Annual Income Amount for the next Annuity Year, starting on December 2, 2007 and continuing through December 1, 2008, will be stepped-up to $5,950.00.

BENEFITS UNDER THE HIGHEST DAILY LIFETIME FIVE PROGRAM

o To the extent that your Account Value was reduced to zero as a result of cumulative withdrawals that are equal to or less than the Total Annual Income Amount and amounts are still payable under Highest Daily Lifetime Five, we will make an additional payment, if any, for that Annuity Year equal to the remaining Total Annual Income Amount for the Annuity Year. Thus, in that scenario, the remaining Total Annual Income Amount would be payable even though your Account Value was reduced to zero. In subsequent Annuity Years we make payments that equal the Total Annual Income Amount as described in this section. We will make payments until the death of the single designated life. To the extent that cumulative withdrawals in the current Annuity Year that reduced your Account Value to zero are more than the Total Annual Income Amount, the Highest Daily Lifetime Five benefit terminates, and no additional payments will be made.

o If Annuity payments are to begin under the terms of your Annuity, or if you decide to begin receiving Annuity payments and there is a Total Annual Income Amount due in subsequent Annuity Years, you can elect one of the following two options:

            (1) apply your Account Value to any Annuity option available; or
            (2) request that, as of the date Annuity payments are to begin, we make Annuity payments each year equal to the Total Annual Income Amount. We will make payments until the death of the single designated life.

We must receive your request in a form acceptable to us at our office.

In the absence of an election when mandatory annuity payments are to begin, we will make annual annuity payments in the form of a single life fixed annuity with ten payments certain, by applying the greater of the annuity rates then currently available or the annuity rates guaranteed in your Annuity. The amount that will be applied to provide such Annuity payments will be the greater of:

            (1) the present value of the future Total Annual Income Amount payments. Such present value will be calculated using the greater of the single life fixed annuity rates then currently available or the single life fixed annuity rates guaranteed in your Annuity; and
            (2) the Account Value.

o If no withdrawal was ever taken, we will calculate the Total Annual Income Amount as if you made your first withdrawal on the date the annuity payments are to begin.
o Please note that payments that we make under this benefit after the Annuity Anniversary coinciding with or next following the annuitant's 95th birthday will be treated as annuity payments.

Other Important Considerations
o Withdrawals under the Highest Daily Lifetime Five benefit are subject to all of the terms and conditions of the Annuity, including any CDSC.
o Withdrawals made while the Highest Daily Lifetime Five Benefit is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the Annuity. The Highest Daily Lifetime Five Benefit does not directly affect the Account Value or surrender value, but any withdrawal will decrease the Account Value by the amount of the withdrawal (plus any applicable CDSC). If you surrender your Annuity you will receive the current surrender value.
o You can make withdrawals from your Annuity while your Account Value is greater than zero without purchasing the Highest Daily Lifetime Five benefit. The Highest Daily Lifetime Five benefit provides a guarantee that if your Account Value declines due to market performance, you will be able to receive your Total Annual Income Amount in the form of periodic benefit payments.
o You must allocate your Account Value in accordance with the then available investment option(s) that we may permit in order to elect and maintain the Highest Daily Lifetime Five benefit. We reserve the right to change the required investment option(s) at the time of a step-up.

Election of and Designations under the Program
For Highest Daily Lifetime Five, there must be either a single Owner who is the same as the Annuitant, or if the Annuity is entity-owned, there must be a single natural person Annuitant. In either case, the Annuitant must be at least 55 years old.

Any change of the Annuitant under the Annuity will result in cancellation of Highest Daily Lifetime Five. Similarly, any change of Owner will result in cancellation of Highest Daily Lifetime Five, except if (a) the new Owner has the same taxpayer identification number as the previous owner (b) both the new Owner and previous Owner are entities or (c) the previous Owner is a natural person and the new Owner is an entity.

Highest Daily Lifetime Five can be elected at the time that you purchase your Annuity or after the Issue Date.

Currently, if you terminate the Highest Daily Lifetime Five benefit, you will
(a) not be permitted to re-elect the benefit and (b) will be allowed to elect the Spousal Lifetime Five Benefit or the Lifetime Five Income Benefit on any anniversary of the Issue Date that is at least 90 calendar days from the date the Highest Daily Lifetime Five Benefit was terminated. We reserve the right to further limit the election frequency in the future. Before making any such change to the election frequency, we will provide prior notice to Owners who have an effective Highest Daily Lifetime Five benefit.

Termination of the Program
You may terminate the benefit at any time by notifying us. If you terminate the benefit, any guarantee provided by the benefit will terminate as of the date the termination is effective, and certain restrictions on re-election will apply as described above. The benefit terminates: (i) upon your termination of the benefit (ii) upon your surrender of the Annuity (iii) upon your election to begin receiving annuity payments (iv) upon the death of the Annuitant (v) if both the Account Value and Total Annual Income Amount equal zero or (vi) if you fail to meet our requirements for issuing the benefit.

Upon termination of Highest Daily Lifetime Five, we cease deducting the charge for the benefit. With regard to your investment allocations, upon termination we will: (i) leave intact amounts that are held in the variable investment options, and (ii) transfer all amounts held in the Benefit Fixed Rate Account (as defined below) to your variable investment options, based on your existing allocation instructions or (in the absence of such existing instructions) pro rata (i.e. in the same proportion as the current balances in your variable investment options).

Return of Principal Guarantee
If you have not made a withdrawal before the Tenth Anniversary, we will increase your Account Value on that Tenth Anniversary (or the next Valuation Day, if that anniversary is not a Valuation Day), if the requirements set forth in this paragraph are met. On the Tenth Anniversary, we add:

(a) your Account Value on the day that you elected Highest Daily Lifetime Five; and
(b) the sum of each Purchase Payment you made (including any Credits) during the one-year period after you elected the benefit.

If the sum of (a) and (b) is greater than your Account Value on the Tenth Anniversary, we increase your Account Value to equal the sum of (a) and (b), by contributing funds from our general account. If the sum of (a) and (b) is less than or equal to your Account Value on the Tenth Anniversary, we make no such adjustment. The amount that we add to your Account Value under this provision will be allocated to each of your variable investment options and the Benefit Fixed Rate Account (described below), in the same proportion that each such investment option bears to your total Account Value, immediately prior to the application of the amount. Any such amount will not increase your Total Protected Withdrawal Value, your death benefit, or the amount of any other or optional benefit that you may have selected. This potential addition to Account Value is available only if you have elected Highest Daily Lifetime Five and if you meet the conditions set forth in this paragraph.

Asset Transfer Component of Highest Daily Lifetime Five

As indicated above, we limit the sub-accounts to which you may allocate Account Value if you elect Highest Daily Value Lifetime Five. For purposes of this benefit, we refer to those permitted sub-accounts as the "Permitted Sub-accounts". As a requirement of participating in Highest Daily Lifetime Five, we require that you participate in our specialized asset transfer program, under which we may transfer Account Value between the Permitted Sub-accounts and a fixed interest rate account that is part of our general account (the "Benefit Fixed Rate Account"). We determine whether to make a transfer, and the amount of any transfer, under a non-discretionary formula, discussed below. The Benefit Fixed Rate Account is available only with this benefit, and thus you may not allocate Purchase Payments to that Account.

 Under the asset transfer component of Highest Daily Lifetime Five, we monitor your Account Value daily and, if necessary, systematically transfer amounts between the Permitted Sub-accounts you have chosen and the Benefit Fixed Rate Account. Any transfer would be made in accordance with a formula, which is set forth in the schedule supplement to the endorsement for this benefit (and also appears in the Appendices to this prospectus). Speaking generally, the formula, which we apply each Valuation Day, operates as follows. The formula starts by identifying your Protected Withdrawal Value for that day and then multiplies that figure by 5%, to produce a projected (i.e., hypothetical) Highest Daily Annual Income Amount. Then, using our actuarial tables, we produce an estimate of the total amount we would target in our allocation model, based on the projected Highest Daily Annual Income Amount each year for the rest of your life. In the formula, we refer to that value as the "Target Value" or "L". If you have already made a withdrawal, your projected Highest Daily Annual Income Amount (and thus your Target Value would take into account any automatic step-up that was scheduled to occur according to the step-up formula described above. Next, the formula subtracts from the Target Value the amount held within the Benefit Fixed Rate Account on that day, and divides that difference by the amount held within the Permitted Sub-accounts. That ratio, which essentially isolates the amount of your Target Value that is not offset by amounts held within the Benefit Fixed Rate Account, is called the "Target Ratio" or "r". If the Target Ratio exceeds a certain percentage, it means essentially that too much Target Value is not offset by assets within the Benefit Fixed Rate Account, and therefore we will transfer an amount from your Permitted Sub-accounts to the Benefit Fixed Rate Account. Conversely, if the Target Ratio falls below a certain percentage, then a transfer from the Benefit Fixed Rate Account to the Permitted Sub-accounts would occur. Note that the formula is calculated with reference to the Highest Daily Annual Income Amount, rather than with reference to the Total Annual Income Amount.

 As you can glean from the formula, a downturn in the securities markets (i.e., a reduction in the amount held within the Permitted Sub-accounts) may cause us to transfer some of your variable contract value to the Benefit Fixed Rate Account, because such a reduction will tend to increase the Target Ratio. Moreover, certain market return scenarios involving "flat" returns over a period of time also could result in the transfer of money to the Benefit Fixed Rate Account. In deciding how much to transfer, we use another formula, which essentially seeks to re-balance amounts held in the Permitted Sub-accounts and the Benefit Fixed Rate Account so that the Target Ratio meets a target, which currently is equal to 80%. Once you elect Highest Daily Lifetime Five, the ratios we use will be fixed. For contracts issued in the future, however, we reserve the right to change the ratios.

While you are not notified when your Annuity reaches a reallocation trigger, you will receive a confirmation statement indicating the transfer of a portion of your Account Value either to or from the Benefit Fixed Rate Account. The formula by which the reallocation triggers operate is designed primarily to mitigate the financial risks that we incur in providing the guarantee under Highest Daily Lifetime Five.

Depending on the results of the calculation relative to the reallocation triggers, we may, on any day:

o        Not make any transfer; or
o If a portion of your Account Value was previously allocated to the Benefit Fixed Rate Account, transfer all or a portion of those amounts to the Permitted Sub-accounts, based on your existing allocation instructions or (in the absence of such existing instructions) pro rata (i.e., in the same proportion as the current balances in your variable investment options). Amounts taken out of the Benefit Fixed Rate Account will be withdrawn for this purpose on a last-in, first-out basis (an amount renewed into a new guarantee period under the Benefit Fixed Rate Account will be deemed a new investment for purposes of this last-in, first-out rule); or
o Transfer all or a portion of your Account Value in the Permitted Sub-accounts pro-rata to the Benefit Fixed Rate Account. The interest that you earn on such transferred amount will be equal to the annual rate that we have set for that day, and we will credit the daily equivalent of that annual interest until the earlier of one year from the date of the transfer or the date that such amount in the Benefit Fixed Rate Account is transferred back to the Permitted Sub-accounts.

If a significant amount of your Account Value is systematically transferred to the Benefit Fixed Rate Account during periods of market declines or low interest rates, less of your Account Value may be available to participate in the investment experience of the Permitted Sub-accounts if there is a subsequent market recovery. Under the reallocation formula that we employ, it is possible that a significant portion of your Account Value may be allocated to the Benefit Fixed Rate Account.

Additional Tax Considerations for Qualified Contracts
If you purchase an annuity as an investment vehicle for "qualified" investments, including an IRA, SEP-IRA, Tax Sheltered Annuity (or 403(b)) or employer plan under Code Section 401(a), the minimum distribution rules under the Code require that you begin receiving periodic amounts from your annuity beginning after age 70 1/2. For a Tax Sheltered Annuity or a 401(a) plan for which the participant is not a greater than 5 percent owner of the employer, this required beginning date can generally be deferred to retirement, if later. Roth IRAs are not subject to these rules during the owner's lifetime. The amount required under the Code may exceed the Total Annual Income Amount, which will cause us to increase the Total Annual Income Amount in any Annuity Year that required minimum distributions due from your Annuity that are greater than such amounts. In addition, the amount and duration of payments under the annuity payment and death benefit provisions may be adjusted so that the payments do not trigger any penalty or excise taxes due to tax considerations such as minimum distribution requirements.

2.       CHANGE WITH RESPECT TO A CERTAIN PORTFOLIO OF AMERICAN SKANDIA TRUST

In the "Investment Options" section of the prospectus, we revise the investment objectives/policies section for the AST International Growth Portfolio to read as follows. This new description reflects revisions to non-fundamental investment policies:

---------- ------------------------------------------------------------------------------------------------ -----------------------
                                                                                                                    PORTFOLIO
      STYLE/                                         INVESTMENT OBJECTIVES/POLICIES                                 ADVISOR/
       TYPE                                                                                                         SUB-ADVISOR
------------------- --------------------------------------------------------------------------------------- -----------------------
------------------- --------------------------------------------------------------------------------------- -----------------------
   International    AST International Growth Portfolio (formerly, AST William                                     Marsico Capital
                    Blair International Growth Portfolio): seeks                                                  Management LLC,
                    long-term capital appreciation. Under normal circumstances,                                   William Blair &
                    the Portfolio  invests at least 80% of the`                                                   Company, LLC
                    value of its assets in securities of issuers that are
                    economically  tied to countries other than
                    the United States. Although the Portfolio intends to invest at  least 80% of its assets in the securities of
                    issuers located outside the United States, it may
      Equity        at times invest in U.S. issuers and it may invest all of its assets in fewer than five countries or even a single
                    country. The Portfolio looks primarily for stocks of
                    companies whose earnings are growing at a faster rate than other companies or which offer attractive growth potential.
------------------- --------------------------------------------------------------------------------------- -----------------------

  Supplement dated March 19, 2007 to the Prospectuses dated May 1, 2006

This Supplement updates the Prospectuses for Pruco Life Insurance Company's Prudential Premier Series Annuity and Pruco Life Insurance Company of New Jersey's Prudential Premier Series Annuity (the "Prospectuses").

This Supplement should be read and retained with the current Prospectus for your annuity contract. This Supplement is intended to update certain information in the Prospectus for the variable annuity you own, and is not intended to be a prospectus or offer for any other variable annuity listed here that you do not own. Capitalized terms used in this Supplement have the same meanings as defined in the Prospectus.

We are issuing this supplement to each Prospectus in order to describe an alternative way in which the death benefit under your variable annuity may be paid to your beneficiaries.

In the "Death Benefit" section of each Prospectus, under "Payment of Death Benefits," the following information replaces the section entitled "Payment of Death Benefit to Beneficiary":

Payment of Death Benefit to Beneficiary
Except in the case of a spousal assumption as described below, in the event of your death, the Death Benefit must be distributed: o as a lump sum amount at any time within five (5) years of the date of death; or o as a series of payments not extending beyond the life expectancy of the Beneficiary or over the life of the Beneficiary.
     Payments under this option must begin within one year of the date of death.

Unless you have made an election prior to Death Benefit proceeds becoming due, a Beneficiary can elect to receive the Death Benefit proceeds under the Beneficiary Continuation Option as described below in the section entitled "Beneficiary Continuation Option or as a series of annuity payments. See the section entitled "What Types of Annuity Options are Available."

Upon our receipt of proof of death, we will send to the beneficiary materials that list these payment options, as well as an election form with which the beneficiary may choose an option.

In the "Death Benefit" section of each Prospectus, under "Payment of Death Benefits," the following information is added as a new section after "Payment of Death Benefit to Beneficiary":

Beneficiary Continuation Option

Instead of receiving the death benefit in a single payment, or under an Annuity Option, a beneficiary may take the death benefit under an alternative death benefit payment option, as provided by the Code and described under the sections entitled "Payment of Death Benefit to Beneficiary" and "Alternative Death Benefit Payment Options - Qualified Contracts." This "Beneficiary Continuation Option" is described below and is available for both qualified Annuities (i.e. annuities sold to an IRA, Roth IRA, SEP IRA, or 403(b)) and non-qualified Annuities. In the section below entitled "Alternative Death Benefit Payment Options - Qualified Contracts", we describe Beneficiary Continuation Option provisions that are unique to qualified contracts.

Under the Beneficiary Continuation Option:

o The Owner's Annuity contract will be continued in the Owner's name, for the benefit of the beneficiary. o Beginning on the date we receive an election by the beneficiary to take the death benefit in a form other than a lump sum, the beneficiary will incur a Settlement Service Charge which is an annual charge assessed on a daily basis against the average assets allocated to the Sub-accounts. For non-qualified Annuities the charge is 1.00% per year, and for qualified Annuities the charge is 1.40% per year.
o Beginning on the date we receive an election by the beneficiary to take the death benefit in a form other than a lump sum, the beneficiary will incur an annual maintenance fee equal to the lesser of $30 or 2% of Account Value if the Account Value is less than $25,000 at the time the fee is assessed. The fee will not apply if it is assessed 30 days prior to a surrender request.
o The initial Account Value will be equal to any death benefit (including any optional death benefit) that would have been payable to the beneficiary if the beneficiary had taken a lump sum distribution.
o The available Sub-accounts will be among those available to the Owner at the time of death, however certain Sub-Accounts may not be available.
o The beneficiary may request transfers among Sub-accounts, subject to the same limitations and restrictions that applied to the Owner. Transfers in excess of 20 per year will incur a $10 transfer fee.
o No Fixed Allocations or fixed interest rate options will be offered for non-qualified Annuities. However, for qualified Annuities, the Fixed Allocations will be those offered at the time the Beneficiary Continuation Option is elected.
o No additional Purchase Payments can be applied to the Annuity.

o the basic death benefit and any optional benefits elected by the Owner will no longer apply to the beneficiary.

o The beneficiary can request a withdrawal of all or a portion of the Account Value at any time without application of any applicable CDSC.

o Upon the death of the Beneficiary, if the successor does not take a lump sum, the successor may take any remaining benefit over the life expectancy of the Beneficiary.

In addition to the materials referenced above, the Beneficiary will be provided with a prospectus and a settlement agreement describing the Beneficiary Continuation Option. We may pay compensation to the broker-dealer of record on the Annuity based on amounts held in the Beneficiary Continuation Option. Please contact us for additional information on the availability, restrictions and limitations that will apply to a beneficiary under the Beneficiary Continuation Option.

Alternative Death Benefit Payment Options - Qualified Contracts
The Code provides for alternative death benefit payment options when an Annuity is used as an IRA, 403(b) or other "qualified investment" that requires Minimum Distributions. Upon the Owner's death under an IRA, 403(b) or other "qualified investment", a Beneficiary may generally elect to continue the Annuity and receive Minimum Distributions under the Annuity instead of receiving the death benefit in a single payment. The available payment options will depend on whether the Owner died on or before the date he or she was required to begin receiving Minimum Distributions under the Code and whether the Beneficiary is the surviving spouse.

o If death occurs before the date Minimum Distributions must begin under the Code, (i.e., by April 1 of the year after the year the Owner reaches age 70 1/2) the death benefit can be paid out in either a lump sum, within five years from the date of death, or over the life or life expectancy of the designated beneficiary (as long as payments begin by December 31st of the year following the year of death). However, if the spouse is the beneficiary, the death benefit can be paid out over the life or life expectancy of the spouse with such payments beginning no later than December 31st of the year following the year of death or December 31st of the year in which the deceased would have reached age 70 1/2, which ever is later.

o If death occurs after the date Minimum Distributions must begin under the Code, (i.e., by April 1 of the year after the year the Owner reaches age 70 1/2) the death benefit must be paid out at least as rapidly as under the method that had been in effect when the Owner was receiving distributions. A beneficiary has the flexibility to take out more each year than required under the Minimum Distribution rules.

Until withdrawn, amounts in an IRA, 403(b) or other "qualified investment" continue to be tax deferred. Amounts withdrawn each year, including amounts that are required to be withdrawn under the Minimum Distribution rules, are subject to tax. You may wish to consult a professional tax advisor for tax advice as to your particular situation.

For a Roth IRA, if death occurs before the entire interest is distributed, the death benefit must be distributed under the same rules applied to IRAs where death occurs before the date Minimum Distributions must begin under the Code.

The tax consequences to the beneficiary may vary among the different death benefit payment options. See the Tax Considerations section of this prospectus, and consult your tax advisor.

In the section entitled "Summary of Contract Fees and Charges," in the table entitled "Your Periodic Fees and Charges," the rows describing the "Settlement Service Charge" and "Total Annual Charges of the Sub-accounts" are deleted and replaced with the following:



----------------------- --------------------- -------------------- ---------------------
      Fee/Charge              B Series             L Series              X Series
----------------------- --------------------- -------------------- ---------------------
----------------------- --------------------- -------------------- ---------------------
Settlement Service       1.40% (qualified);   1.40% (qualified);   1.40% (qualified);
Charge(4)                      1.00%          1.00%                1.00%
                          (non-qualified) (non-qualified) (non-qualified)
----------------------- --------------------- -------------------- ---------------------
----------------------- --------------------- -------------------- ---------------------
Total Annual Charges    1.25% in Annuity      1.65%                1.65% in Annuity
                        Years 1-8; 0.65% in                        Years 1-10; 0.65%
of the Sub-accounts     Annuity Years 9 and                        in Annuity Years 11
(accumulation phase)    later                                      and later
----------------------- --------------------- -------------------- ---------------------

4: The Mortality & Expense Risk Charge, the Administration Charge and the Distribution Charge (if applicable) do not apply if you are a beneficiary under the Beneficiary Continuation Option. The Settlement Service Charge applies only if your beneficiary elects the Beneficiary Continuation Option. The 1.00% and 1.40% charges set forth above are annual charges that are assessed against the Account Value in the Sub-accounts.

In the section entitled "Summary of Contract Fees and Charges," in the table entitled "Your Periodic Fees and Charges," the asterisks at the bottom of the table are deleted and replaced with the following:

*Only applicable if Account Value is less than $100,000. For beneficiaries who elect the Beneficiary Continuation Option, the fee is only applicable if Account Value is less than $25,000.

In the section entitled "Fees and Charges," in the subsection entitled "What are the Contract Fees and Charges," immediately after the paragraph entitled "Optional Benefits for which we assess a charge," the following paragraph is added:

Settlement Service Charge: If your beneficiary takes the death benefit under a Beneficiary Continuation Option, we deduct a Settlement Service Charge. The charge is assessed daily against the average assets allocated to the Sub-accounts and is equal to an annual charge of 1.00% for non-qualified Annuities. However, for qualified Annuities, the charge is 1.40%.

                             FINANCIAL STATEMENTS OF
              PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT


STATEMENT OF NET ASSETS
December 31, 2006
Unaudited


                                                                   SUBACCOUNTS
                                --------------------------------------------------------------------------------
                                                                                       PRUDENTIAL    PRUDENTIAL
                                 PRUDENTIAL       PRUDENTIAL                            FLEXIBLE    CONSERVATIVE
                                MONEY MARKET   DIVERSIFIED BOND   PRUDENTIAL EQUITY     MANAGED       BALANCED
                                  PORTFOLIO        PORTFOLIO          PORTFOLIO        PORTFOLIO      PORTFOLIO
                                ------------   ----------------   -----------------   -----------   ------------


ASSETS
  Investment in the
     portfolios, at value.....  $258,478,469     $334,596,857        $417,027,266     $27,704,191    $40,994,822
                                ------------     ------------        ------------     -----------    -----------
  Net Assets..................  $258,478,469     $334,596,857        $417,027,266     $27,704,191    $40,994,822
                                ============     ============        ============     ===========    ===========

NET ASSETS, representing:
  Accumulation units..........  $258,478,469     $334,596,857        $417,027,266     $27,704,191    $40,994,822
                                ------------     ------------        ------------     -----------    -----------
                                $258,478,469     $334,596,857        $417,027,266     $27,704,191    $40,994,822
                                ============     ============        ============     ===========    ===========

  Units outstanding...........   223,442,335      203,399,251         215,287,865      15,162,765     23,409,828
                                ============     ============        ============     ===========    ===========

  Portfolio shares held.......    25,847,847       30,838,420          15,192,250       1,509,765      2,528,983
  Portfolio net asset value
     per share................  $      10.00     $      10.85        $      27.45     $     18.35    $     16.21
  Investment in portfolio
     shares, at cost..........  $258,478,469     $341,795,965        $410,849,545     $26,354,763    $38,816,237


STATEMENT OF OPERATIONS
For the period ended December 31, 2006
Unaudited


                                                                    SUBACCOUNTS
                                 --------------------------------------------------------------------------------
                                                                                        PRUDENTIAL    PRUDENTIAL
                                  PRUDENTIAL       PRUDENTIAL                            FLEXIBLE    CONSERVATIVE
                                 MONEY MARKET   DIVERSIFIED BOND   PRUDENTIAL EQUITY     MANAGED       BALANCED
                                   PORTFOLIO        PORTFOLIO          PORTFOLIO        PORTFOLIO      PORTFOLIO
                                 ------------   ----------------   -----------------   -----------   ------------


INVESTMENT INCOME
  Dividend income..............  $ 11,391,108     $ 17,171,368         $ 4,382,364      $  567,549     $1,127,125
                                 ------------     ------------        ------------     -----------    -----------

EXPENSES
  Charges to contract owners
     for assuming mortality
     risk and expense risk and
     for administration........     3,614,684        4,919,167           6,058,617         387,862        592,133
                                 ------------     ------------        ------------     -----------    -----------

NET INVESTMENT INCOME (LOSS)...     7,776,424       12,252,201          (1,676,253)        179,687        534,992
                                 ------------     ------------        ------------     -----------    -----------

NET REALIZED AND UNREALIZED
     GAIN (LOSS) ON INVESTMENTS
  Capital gains distributions
     received..................             0        3,390,503                   0         413,599         94,797
  Realized gain (loss) on
     shares redeemed...........             0       (1,917,204)         (4,870,322)        (95,219)       (22,801)
  Net change in unrealized gain
     (loss) on investments.....             0       (2,049,948)         49,868,964       2,311,472      2,978,213
                                 ------------     ------------        ------------     -----------    -----------

NET GAIN (LOSS) ON
  INVESTMENTS..................             0         (576,649)         44,998,642       2,629,852      3,050,209
                                 ------------     ------------        ------------     -----------    -----------

NET INCREASE (DECREASE) IN NET
     ASSETS RESULTING FROM
     OPERATIONS................   $ 7,776,424      $11,675,552        $ 43,322,389     $ 2,809,539    $ 3,585,201
                                 ============     ============        ============     ===========    ===========




   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



                                       A1

                                             SUBACCOUNTS (CONTINUED)
----------------------------------------------------------------------------------------------------------------
                            PRUDENTIAL                                               PRUDENTIAL
 PRUDENTIAL PRUDENTIAL HIGH  NATURAL                                   PRUDENTIAL      SMALL      T. ROWE PRICE
    VALUE      YIELD BOND   RESOURCES PRUDENTIAL STOCK   PRUDENTIAL     JENNISON   CAPITALIZATION INTERNATIONAL
  PORTFOLIO    PORTFOLIO    PORTFOLIO  INDEX PORTFOLIOGLOBAL PORTFOLIO  PORTFOLIO STOCK PORTFOLIOSTOCK PORTFOLIO
----------------------------------------------------------------------------------------------------------------



$465,824,298  $185,506,458 $18,424,902  $631,249,928    $140,710,205  $525,272,680  $118,332,163   $44,783,928
------------  ------------ -----------  ------------    ------------  ------------  ------------   -----------
$465,824,298  $185,506,458 $18,424,902  $631,249,928    $140,710,205  $525,272,680  $118,332,163   $44,783,928
============  ============ ===========  ============    ============  ============  ============   ===========


$465,824,298  $185,506,458 $18,424,902  $631,249,928    $140,710,205  $525,272,680  $118,332,163   $44,783,928
------------  ------------ -----------  ------------    ------------  ------------  ------------   -----------
$465,824,298  $185,506,458 $18,424,902  $631,249,928    $140,710,205  $525,272,680  $118,332,163   $44,783,928
============  ============ ===========  ============    ============  ============  ============   ===========

 186,032,754   111,866,241   2,954,361   353,178,451      76,283,837   323,559,966    43,382,910    29,145,102
============  ============ ===========  ============    ============  ============  ============   ===========

  17,772,770    34,804,214     403,436    17,711,839       6,245,460    24,929,885     5,080,814     2,492,150
$      26.21  $       5.33 $     45.67  $      35.64    $      22.53  $      21.07  $      23.29   $     17.97

$372,068,760  $224,052,395 $10,893,789  $572,241,310    $119,800,537  $555,676,402  $ 81,474,757   $32,568,828





                                              SUBACCOUNTS (CONTINUED)
-------------------------------------------------------------------------------------------------------------------
                            PRUDENTIAL                                                  PRUDENTIAL
 PRUDENTIAL PRUDENTIAL HIGH   NATURAL                                    PRUDENTIAL       SMALL      T. ROWE PRICE
    VALUE      YIELD BOND    RESOURCES PRUDENTIAL STOCK   PRUDENTIAL      JENNISON    CAPITALIZATION INTERNATIONAL
  PORTFOLIO    PORTFOLIO     PORTFOLIO  INDEX PORTFOLIOGLOBAL PORTFOLIO   PORTFOLIO  STOCK PORTFOLIOSTOCK PORTFOLIO
-------------------------------------------------------------------------------------------------------------------



 $ 6,396,864   $14,848,591  $   360,475   $ 9,776,292     $   882,299  $    1,547,884   $   682,266    $  493,213
------------  ------------ ------------  ------------    ------------  --------------  ------------   -----------




   6,397,048     2,670,814      260,084     9,241,149       1,990,446       8,023,849     1,699,687       590,060
------------  ------------ ------------  ------------    ------------  --------------  ------------   -----------

        (184)   12,177,777      100,391       535,143      (1,108,147)     (6,475,965)   (1,017,421)      (96,847)
------------  ------------ ------------  ------------    ------------  --------------  ------------   -----------



  15,472,976             0    2,906,033     1,787,812               0               0     5,781,766       147,964

  10,197,654    (8,755,571)   1,350,198     1,129,663       1,573,523     (11,372,036)    6,477,477     1,272,241

  48,675,780    12,565,141   (1,007,919)   77,661,875      21,867,218      16,651,377     3,596,628     5,507,085
------------  ------------ ------------  ------------    ------------  --------------  ------------   -----------

  74,346,410     3,809,570    3,248,312    80,579,350      23,440,741       5,279,341    15,855,871     6,927,290
------------  ------------ ------------  ------------    ------------  --------------  ------------   -----------



$ 74,346,226  $ 15,987,347 $  3,348,703  $ 81,114,493    $ 22,332,594    $ (1,196,624) $ 14,838,450   $ 6,830,443
============  ============ ============  ============    ============  ==============  ============   ===========




   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



                                       A2

                             FINANCIAL STATEMENTS OF
              PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT


STATEMENT OF NET ASSETS
December 31, 2006
Unaudited


                                                                  SUBACCOUNTS
                                        ---------------------------------------------------------------


                                        T. ROWE PRICE    PREMIER VIT      PREMIER VIT
                                        EQUITY INCOME   OPCAP MANAGED   OPCAP SMALL CAP   AIM V.I. CORE
                                          PORTFOLIO       PORTFOLIO        PORTFOLIO       EQUITY FUND
                                        -------------   -------------   ---------------   -------------


ASSETS
  Investment in the portfolios, at
     value............................   $148,936,059    $155,330,861     $80,471,613      $188,149,333
                                         ------------    ------------     -----------      ------------
  Net Assets..........................   $148,936,059    $155,330,861     $80,471,613      $188,149,333
                                         ============    ============     ===========      ============

NET ASSETS, representing:
  Accumulation units..................   $148,936,059    $155,330,861     $80,471,613      $188,149,333
                                         ------------    ------------     -----------      ------------
                                         $148,936,059    $155,330,861     $80,471,613      $188,149,333
                                         ============    ============     ===========      ============

  Units outstanding...................     63,395,065      91,386,293      31,548,569       105,518,881
                                         ============    ============     ===========      ============

  Portfolio shares held...............      5,995,816       3,744,717       2,190,300         6,912,172
  Portfolio net asset value per
     share............................   $      24.84    $      41.48     $     36.74      $      27.22
  Investment in portfolio shares, at
     cost.............................   $114,931,309    $153,301,328     $59,011,927      $167,939,433


STATEMENT OF OPERATIONS
For the period ended December 31, 2006
Unaudited


                                                                  SUBACCOUNTS
                                        ---------------------------------------------------------------


                                        T. ROWE PRICE    PREMIER VIT      PREMIER VIT
                                        EQUITY INCOME   OPCAP MANAGED   OPCAP SMALL CAP   AIM V.I. CORE
                                          PORTFOLIO       PORTFOLIO        PORTFOLIO       EQUITY FUND
                                        -------------   -------------   ---------------   -------------


INVESTMENT INCOME
  Dividend income.....................    $ 2,277,825     $ 2,932,437     $         0       $ 1,015,337
                                         ------------    ------------     -----------      ------------

EXPENSES
  Charges to contract owners for
     assuming mortality
     risk and expense risk and for
     administration...................      2,038,830       2,257,569       1,099,945         2,101,540
                                         ------------    ------------     -----------      ------------

NET INVESTMENT INCOME (LOSS)..........        238,995         674,868      (1,099,945)       (1,086,203)
                                         ------------    ------------     -----------      ------------

NET REALIZED AND UNREALIZED GAIN
     (LOSS) ON INVESTMENTS
  Capital gains distributions
     received.........................      3,986,181      18,127,497       4,436,896                 0
  Realized gain (loss) on shares
     redeemed.........................      5,047,834        (919,479)      3,287,890         1,524,131
  Net change in unrealized gain (loss)
     on investments...................     14,185,714      (5,355,665)      9,542,066        18,652,413
                                         ------------    ------------     -----------      ------------

NET GAIN (LOSS) ON INVESTMENTS........     23,219,729      11,852,353      17,266,852        20,176,544
                                         ------------    ------------     -----------      ------------

NET INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS........   $ 23,458,724    $ 12,527,221     $16,166,907      $ 19,090,341
                                         ============    ============     ===========      ============




   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



                                       A3

                                              SUBACCOUNTS (CONTINUED)
-------------------------------------------------------------------------------------------------------------------
 JANUS ASPEN      JANUS ASPEN                                                             FRANKLIN
  LARGE CAP      INTERNATIONAL                                                            SMALL -
  GROWTH -    GROWTH PORTFOLIO -    MFS VIT -                 CREDIT SUISSE   AMERICAN    MID CAP      PRUDENTIAL
INSTITUTIONAL    INSTITUTIONAL    RESEARCH BOND  MFS EMERGING  TRUST GLOBAL  CENTURY VP    GROWTH    JENNISON 20/20
    SHARES           SHARES           SERIES    GROWTH SERIES   SMALL CAP    VALUE FUND  SECURITIES FOCUS PORTFOLIO
------------- ------------------- ------------- ------------- ------------- ----------- ----------- ---------------



 $114,154,665     $242,355,098     $36,354,185   $ 97,349,876  $22,592,588  $57,938,444 $45,925,294   $85,221,434
 ------------     ------------     -----------   ------------  -----------  ----------- -----------   -----------
 $114,154,665     $242,355,098     $36,354,185   $ 97,349,876  $22,592,588  $57,938,444 $45,925,294   $85,221,434
 ============     ============     ===========   ============  ===========  =========== ===========   ===========


 $114,154,665     $242,355,098     $36,354,185   $ 97,349,876  $22,592,588  $57,938,444 $45,925,294   $85,221,434
 ------------     ------------     -----------   ------------  -----------  ----------- -----------   -----------
 $114,154,665     $242,355,098     $36,354,185   $ 97,349,876  $22,592,588  $57,938,444 $45,925,294   $85,221,434
 ============     ============     ===========   ============  ===========  =========== ===========   ===========

   73,095,965       70,570,773      22,866,748     66,215,124   15,775,801   26,126,227  27,563,919    52,650,757
 ============     ============     ===========   ============  ===========  =========== ===========   ===========

    4,937,486        4,732,574       2,015,199      4,716,564    1,541,104    6,629,113   2,075,251     5,323,013
 $      23.12     $      51.21     $     18.04   $      20.64  $     14.66  $      8.74 $     22.13   $     16.01
 $129,879,209     $123,719,475     $34,310,430   $108,651,346  $20,955,197  $45,418,995 $46,412,020   $61,759,874





                                              SUBACCOUNTS (CONTINUED)
-------------------------------------------------------------------------------------------------------------------
 JANUS ASPEN      JANUS ASPEN                                                             FRANKLIN
  LARGE CAP      INTERNATIONAL                                                            SMALL -
  GROWTH -    GROWTH PORTFOLIO -    MFS VIT -                 CREDIT SUISSE   AMERICAN    MID CAP      PRUDENTIAL
INSTITUTIONAL    INSTITUTIONAL    RESEARCH BOND  MFS EMERGING  TRUST GLOBAL  CENTURY VP    GROWTH    JENNISON 20/20
    SHARES           SHARES           SERIES    GROWTH SERIES   SMALL CAP    VALUE FUND  SECURITIES FOCUS PORTFOLIO
------------- ------------------- ------------- ------------- ------------- ----------- ----------- ---------------



  $   563,113      $ 4,234,494      $  195,997    $         0   $        0   $  792,182  $        0   $   325,404
 ------------     ------------     -----------    -----------  -----------  ----------- -----------   -----------



    1,656,858        3,017,683         524,828      1,431,904      326,848      776,426     679,858     1,131,481
 ------------     ------------     -----------    -----------  -----------  ----------- -----------   -----------

   (1,093,745)       1,216,811        (328,831)    (1,431,904)    (326,848)      15,756    (679,858)     (806,077)
 ------------     ------------     -----------    -----------  -----------  ----------- -----------   -----------



            0                0               0              0            0    4,997,207           0     5,034,775
   (5,229,424)      14,521,850         (69,728)    (3,736,670)      52,275    1,628,883    (559,789)    2,036,044

   17,377,071       64,954,734       3,563,195     11,368,719    2,859,637    2,142,988   4,644,399     3,295,743
 ------------     ------------     -----------    -----------  -----------  ----------- -----------   -----------

   12,147,647       79,476,584       3,493,467      7,632,049    2,911,912    8,769,078   4,084,610    10,366,562
 ------------     ------------     -----------    -----------  -----------  ----------- -----------   -----------


 $ 11,053,902     $ 80,693,395     $ 3,164,636    $ 6,200,145  $ 2,585,064  $ 8,784,834 $ 3,404,752   $ 9,560,485
 ============     ============     ===========    ===========  ===========  =========== ===========   ===========




   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



                                       A4

                             FINANCIAL STATEMENTS OF
              PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT


STATEMENT OF NET ASSETS
December 31, 2006
Unaudited


                                                                   SUBACCOUNTS
                                 ------------------------------------------------------------------------------
                                  PRUDENTIAL                                      PRUDENTIAL SP
                                  DIVERSIFIED                                      T.ROWE PRICE
                                 CONSERVATIVE                                       LARGE-CAP     PRUDENTIAL SP
                                    GROWTH         DAVIS      ALLIANCEBERNSTEIN       GROWTH       DAVIS VALUE
                                   PORTFOLIO     VALUE FUND    LARGE CAP GROWTH     PORTFOLIO       PORTFOLIO
                                 ------------   -----------   -----------------   -------------   -------------


ASSETS
  Investment in the portfolios,
     at value..................  $131,993,441   $72,077,204      $ 9,727,322       $60,243,701     $250,552,962
                                 ------------   -----------      -----------       -----------     ------------
  Net Assets...................  $131,993,441   $72,077,204      $ 9,727,322       $60,243,701     $250,552,962
                                 ============   ===========      ===========       ===========     ============

NET ASSETS, representing:
  Accumulation units...........  $131,993,441   $72,077,204      $ 9,727,322       $60,243,701     $250,552,962
                                 ------------   -----------      -----------       -----------     ------------
                                 $131,993,441   $72,077,204      $ 9,727,322       $60,243,701     $250,552,962
                                 ============   ===========      ===========       ===========     ============

  Units outstanding............    92,716,714    57,391,108       15,195,034        54,219,489      168,112,891
                                 ============   ===========      ===========       ===========     ============

  Portfolio shares held........    10,944,730     4,943,567          368,878         8,402,190       20,896,828
  Portfolio net asset value per
     share.....................  $      12.06   $     14.58      $     26.37       $      7.17     $      11.99
  Investment in portfolio
     shares, at cost...........  $111,323,634   $52,481,444      $ 9,199,252       $54,664,653     $196,686,033


STATEMENT OF OPERATIONS
For the period ended December 31, 2006
Unaudited


                                                                   SUBACCOUNTS
                                 ------------------------------------------------------------------------------
                                  PRUDENTIAL                                      PRUDENTIAL SP
                                  DIVERSIFIED                                      T.ROWE PRICE
                                 CONSERVATIVE                                       LARGE-CAP     PRUDENTIAL SP
                                    GROWTH      DAVIS VALUE   ALLIANCEBERNSTEIN       GROWTH       DAVIS VALUE
                                   PORTFOLIO        FUND       LARGE CAP GROWTH     PORTFOLIO       PORTFOLIO
                                 ------------   -----------   -----------------   -------------   -------------


INVESTMENT INCOME
  Dividend income..............  $  4,533,283    $  520,988        $       0        $         0     $ 1,991,114
                                 ------------   -----------      -----------       ------------    ------------

EXPENSES
  Charges to contract owners
     for assuming mortality
     risk and expense risk and
     for administration........     1,898,387       957,220          145,636            955,441       3,965,216
                                 ------------   -----------      -----------       ------------    ------------

NET INVESTMENT INCOME (LOSS)...     2,634,896      (436,232)        (145,636)          (955,441)     (1,974,102)
                                 ------------   -----------      -----------       ------------    ------------

NET REALIZED AND UNREALIZED
     GAIN (LOSS) ON INVESTMENTS
  Capital gains distributions
     received..................       581,739             0                0          7,445,996       4,014,858
  Realized gain (loss) on
     shares redeemed...........     2,860,658     2,074,119           74,305            508,628       6,588,104
  Net change in unrealized gain
     (loss) on investments.....     1,062,198     7,117,647         (232,820)        (4,651,390)     21,436,987
                                 ------------   -----------      -----------       ------------    ------------

NET GAIN (LOSS) ON
  INVESTMENTS..................     4,504,595     9,191,766         (158,515)         3,303,234      32,039,949
                                 ------------   -----------      -----------       ------------    ------------

NET INCREASE (DECREASE) IN NET
     ASSETS RESULTING FROM
     OPERATIONS................    $7,139,491   $ 8,755,534      $  (304,151)      $  2,347,793    $ 30,065,847
                                 ============   ===========      ===========       ============    ============




   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



                                       A5

                                               SUBACCOUNTS (CONTINUED)
---------------------------------------------------------------------------------------------------------------------

                                                                      JANUS ASPEN
 PRUDENTIAL SP    PRUDENTIAL SP    PRUDENTIAL SP   PRUDENTIAL SP       LARGE CAP       PRUDENTIAL SP   PRUDENTIAL SP
SMALL CAP VALUE     SMALL-CAP       PIMCO TOTAL      PIMCO HIGH   GROWTH PORTFOLIO -     LARGE CAP    AIM CORE EQUITY
   PORTFOLIO    GROWTH PORTFOLIO RETURN PORTFOLIO YIELD PORTFOLIO    SERVICE SHARES   VALUE PORTFOLIO    PORTFOLIO
--------------- ---------------- ---------------- --------------- ------------------- --------------- ---------------



  $221,323,444     $41,332,188     $430,528,839     $186,032,027      $22,717,351       $101,040,462    $29,520,743
  ------------     -----------     ------------     ------------      -----------       ------------    -----------
  $221,323,444     $41,332,188     $430,528,839     $186,032,027      $22,717,351       $101,040,462    $29,520,743
  ============     ===========     ============     ============      ===========       ============    ===========


  $221,323,444     $41,332,188     $430,528,839     $186,032,027      $22,717,351       $101,040,462    $29,520,743
  ------------     -----------     ------------     ------------      -----------       ------------    -----------
  $221,323,444     $41,332,188     $430,528,839     $186,032,027      $22,717,351       $101,040,462    $29,520,743
  ============     ===========     ============     ============      ===========       ============    ===========

   132,315,502      37,498,281      361,784,987      130,998,155       22,671,183         67,052,844     25,836,972
  ============     ===========     ============     ============      ===========       ============    ===========

    16,178,614       5,555,402       38,647,113       18,008,909          994,630          7,619,944      3,565,307
  $      13.68     $      7.44     $      11.14     $      10.33      $     22.84       $      13.26    $      8.28
  $201,858,411     $35,198,575     $435,447,455     $183,934,317      $19,355,085       $ 76,273,228    $24,297,061





                                               SUBACCOUNTS (CONTINUED)
---------------------------------------------------------------------------------------------------------------------

                                                                      JANUS ASPEN
 PRUDENTIAL SP    PRUDENTIAL SP    PRUDENTIAL SP   PRUDENTIAL SP       LARGE CAP       PRUDENTIAL SP   PRUDENTIAL SP
SMALL CAP VALUE     SMALL-CAP       PIMCO TOTAL      PIMCO HIGH   GROWTH PORTFOLIO -     LARGE CAP    AIM CORE EQUITY
   PORTFOLIO    GROWTH PORTFOLIO RETURN PORTFOLIO YIELD PORTFOLIO    SERVICE SHARES   VALUE PORTFOLIO    PORTFOLIO
--------------- ---------------- ---------------- --------------- ------------------- --------------- ---------------



  $  1,198,003     $        0       $18,864,614     $13,649,171        $   61,865        $ 1,360,110     $  269,827
  ------------     ----------       -----------     -----------       -----------       ------------    -----------




     3,547,695        672,905         7,004,765       3,012,241           355,783          1,616,780        465,959
  ------------     ----------       -----------     -----------       -----------       ------------    -----------

    (2,349,692)      (672,905)       11,859,849      10,636,930          (293,918)          (256,670)      (196,132)
  ------------     ----------       -----------     -----------       -----------       ------------    -----------



    36,429,250              0                 0       1,714,194                 0          5,081,336      1,596,679

     2,811,424        831,740        (1,222,088)         (1,061)          475,493          4,631,394        664,648

   (10,028,572)     3,809,234        (1,890,850)      1,543,842         1,792,943          6,079,139      1,718,731
  ------------     ----------       -----------     -----------       -----------       ------------    -----------

    29,212,102      4,640,974        (3,112,938)      3,256,975         2,268,436         15,791,869      3,980,058
  ------------     ----------       -----------     -----------       -----------       ------------    -----------



  $ 26,862,410     $3,968,069       $ 8,746,911     $13,893,905       $ 1,974,518       $ 15,535,199    $ 3,783,926
  ============     ==========       ===========     ===========       ===========       ============    ===========




   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



                                       A6

                             FINANCIAL STATEMENTS OF
              PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT


STATEMENT OF NET ASSETS
December 31, 2006
Unaudited


                                                                    SUBACCOUNTS
                               -------------------------------------------------------------------------------------
                                PRUDENTIAL SP
                                  STRATEGIC     PRUDENTIAL SP                        PRUDENTIAL SP     PRUDENTIAL SP
                                  PARTNERS         MID CAP        SP PRUDENTIAL      CONSERVATIVE     BALANCED ASSET
                               FOCUSED GROWTH       GROWTH        U.S. EMERGING    ASSET ALLOCATION     ALLOCATION
                                  PORTFOLIO       PORTFOLIO     GROWTH PORTFOLIO       PORTFOLIO         PORTFOLIO
                               --------------   -------------   ----------------   ----------------   --------------


ASSETS
  Investment in the
     portfolios, at value....    $30,789,188     $103,543,580     $154,141,359       $592,998,075     $1,280,734,568
                                 -----------     ------------     ------------       ------------     --------------
  Net Assets.................    $30,789,188     $103,543,580     $154,141,359       $592,998,075     $1,280,734,568
                                 ===========     ============     ============       ============     ==============

NET ASSETS, representing:
  Accumulation units.........    $30,789,188     $103,543,580     $154,141,359       $592,998,075     $1,280,734,568
                                 -----------     ------------     ------------       ------------     --------------
                                 $30,789,188     $103,543,580     $154,141,359       $592,998,075     $1,280,734,568
                                 ===========     ============     ============       ============     ==============

  Units outstanding..........     28,856,523       99,309,567      103,548,936        376,139,981        710,506,570
                                 ===========     ============     ============       ============     ==============

  Portfolio shares held......      4,110,706       14,645,485       19,291,785         50,857,468        110,503,414
  Portfolio net asset value
     per share...............    $      7.49     $       7.07     $       7.99       $      11.66     $        11.59
  Investment in portfolio
     shares, at cost.........    $27,712,073     $ 88,532,757     $130,444,979       $531,290,726     $1,091,340,415


STATEMENT OF OPERATIONS
For the period ended December 31, 2006
Unaudited


                                                                    SUBACCOUNTS
                               -------------------------------------------------------------------------------------
                                PRUDENTIAL SP
                                  STRATEGIC     PRUDENTIAL SP                        PRUDENTIAL SP     PRUDENTIAL SP
                                  PARTNERS         MID CAP        SP PRUDENTIAL      CONSERVATIVE     BALANCED ASSET
                               FOCUSED GROWTH       GROWTH        U.S. EMERGING    ASSET ALLOCATION     ALLOCATION
                                  PORTFOLIO       PORTFOLIO     GROWTH PORTFOLIO       PORTFOLIO         PORTFOLIO
                               --------------   -------------   ----------------   ----------------   --------------


INVESTMENT INCOME
  Dividend income............    $         0     $         0       $       343        $20,700,559      $ 32,845,434
                                 -----------     -----------       -----------        -----------      ------------

EXPENSES
  Charges to contract owners
     for assuming mortality
     risk and expense risk
     and for administration..        497,896       1,854,302         2,511,809         10,208,886        22,603,647
                                 -----------     -----------       -----------        -----------      ------------

NET INVESTMENT INCOME
  (LOSS).....................       (497,896)     (1,854,302)       (2,511,466)        10,491,673        10,241,787
                                 -----------     -----------       -----------        -----------      ------------

NET REALIZED AND UNREALIZED
     GAIN (LOSS) ON
     INVESTMENTS
  Capital gains distributions
     received................      2,119,931               0        12,328,044          9,020,871        20,728,207
  Realized gain (loss) on
     shares redeemed.........        670,175       4,087,269         4,041,731          7,027,890        20,153,371
  Net change in unrealized
     gain (loss) on
     investments.............     (3,152,375)     (6,466,361)       (2,440,923)        12,609,400        54,338,488
                                 -----------     -----------       -----------        -----------      ------------

NET GAIN (LOSS) ON
     INVESTMENTS.............       (362,269)     (2,379,092)       13,928,852         28,658,161        95,220,066
                                 -----------     -----------       -----------        -----------      ------------

NET INCREASE (DECREASE) IN
     NET ASSETS RESULTING
     FROM OPERATIONS.........    $  (860,165)    $(4,233,394)      $11,417,386        $39,149,834      $105,461,853
                                 ===========     ===========       ===========        ===========      ============




   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



                                       A7

                                 SUBACCOUNTS (CONTINUED)
----------------------------------------------------------------------------------------
               PRUDENTIAL SP
 PRUDENTIAL SP   AGGRESSIVE
 GROWTH ASSET   GROWTH ASSET   PRUDENTIAL SP   PRUDENTIAL SP
  ALLOCATION     ALLOCATION    INTERNATIONAL   INTERNATIONAL   EVERGREEN VA EVERGREEN VA
   PORTFOLIO     PORTFOLIO   GROWTH PORTFOLIO VALUE PORTFOLIO BALANCED FUND  GROWTH FUND
-------------- ------------- ---------------- --------------- ------------- ------------



$1,137,565,819  $159,375,227   $104,182,935     $107,560,931    $1,270,976   $1,386,395
--------------  ------------   ------------     ------------    ----------   ----------
$1,137,565,819  $159,375,227   $104,182,935     $107,560,931    $1,270,976   $1,386,395
==============  ============   ============     ============    ==========   ==========


$1,137,565,819  $159,375,227   $104,182,935     $107,560,931    $1,270,976   $1,386,395
--------------  ------------   ------------     ------------    ----------   ----------
$1,137,565,819  $159,375,227   $104,182,935     $107,560,931    $1,270,976   $1,386,395
==============  ============   ============     ============    ==========   ==========

   550,336,999   100,341,179     67,133,774       64,526,904       971,396      804,833
==============  ============   ============     ============    ==========   ==========

   101,841,166    15,309,820     12,552,161        9,435,169        83,893       88,871
$        11.17  $      10.41   $       8.30     $      11.40    $    15.15   $    15.60

$  929,461,373  $124,279,186   $ 80,453,411     $ 76,194,140    $1,098,833   $1,079,300





                                SUBACCOUNTS (CONTINUED)
---------------------------------------------------------------------------------------
              PRUDENTIAL SP
PRUDENTIAL SP   AGGRESSIVE
 GROWTH ASSET  GROWTH ASSET   PRUDENTIAL SP   PRUDENTIAL SP
  ALLOCATION    ALLOCATION    INTERNATIONAL   INTERNATIONAL   EVERGREEN VA EVERGREEN VA
  PORTFOLIO     PORTFOLIO   GROWTH PORTFOLIO VALUE PORTFOLIO BALANCED FUND  GROWTH FUND
------------- ------------- ---------------- --------------- ------------- ------------



 $ 21,027,449  $ 3,005,733     $ 1,700,700     $ 1,368,776      $30,624      $      0
 ------------  -----------     -----------     -----------      -------      --------




   20,555,728    2,618,855       1,527,092       1,522,432       21,534        22,565
 ------------  -----------     -----------     -----------      -------      --------

      471,721      386,878         173,608        (153,656)       9,090       (22,565)
 ------------  -----------     -----------     -----------      -------      --------



   16,698,104    3,770,998       6,926,970       1,116,378            0        63,010

   21,984,237    4,507,293       3,003,521       3,553,045       23,457        48,518

   74,917,309    9,665,867       6,419,977      17,714,987       61,016        40,683
 ------------  -----------     -----------     -----------      -------      --------


  113,599,650   17,944,158      16,350,468      22,384,410       84,473       152,211
 ------------  -----------     -----------     -----------      -------      --------



 $114,071,371  $18,331,036     $16,524,076     $22,230,754      $93,563      $129,646
 ============  ===========     ===========     ===========      =======      ========




   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



                                       A8

                             FINANCIAL STATEMENTS OF
              PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT


STATEMENT OF NET ASSETS
December 31, 2006
Unaudited


                                                                     SUBACCOUNTS
                                           --------------------------------------------------------------

                                                           EVERGREEN VA     EVERGREEN VA    EVERGREEN VA
                                           EVERGREEN VA   SPECIAL VALUES   INTERNATIONAL     FUNDAMENTAL
                                            OMEGA FUND         FUND         EQUITY FUND    LARGE CAP FUND
                                           ------------   --------------   -------------   --------------


ASSETS
  Investment in the portfolios, at
     value...............................   $2,961,621      $4,790,145       $2,192,793      $4,140,178
                                            ----------      ----------       ----------      ----------
  Net Assets.............................   $2,961,621      $4,790,145       $2,192,793      $4,140,178
                                            ==========      ==========       ==========      ==========

NET ASSETS, representing:
  Accumulation units.....................   $2,961,621      $4,790,145       $2,192,793      $4,140,178
                                            ----------      ----------       ----------      ----------
                                            $2,961,621      $4,790,145       $2,192,793      $4,140,178
                                            ==========      ==========       ==========      ==========

  Units outstanding......................    1,985,784       2,499,178          129,829         312,057
                                            ==========      ==========       ==========      ==========

  Portfolio shares held..................      166,383         276,408          135,525         211,234
  Portfolio net asset value per share....   $    17.80      $    17.33       $    16.18      $    19.60
  Investment in portfolio shares, at
     cost................................   $2,424,289      $4,152,114       $1,708,976      $3,339,983


STATEMENT OF OPERATIONS
For the period ended December 31, 2006
Unaudited


                                                                     SUBACCOUNTS
                                           --------------------------------------------------------------

                                                           EVERGREEN VA     EVERGREEN VA    EVERGREEN VA
                                           EVERGREEN VA   SPECIAL VALUES   INTERNATIONAL     FUNDAMENTAL
                                            OMEGA FUND         FUND         EQUITY FUND    LARGE CAP FUND
                                           ------------   --------------   -------------   --------------


INVESTMENT INCOME
  Dividend income........................    $      0        $ 34,579         $ 74,810        $ 49,730
                                             --------        --------         --------        --------

EXPENSES
  Charges to contract owners for assuming
     mortality risk and expense risk and
     for administration..................      50,455          73,625           33,721          67,410
                                             --------        --------         --------        --------

NET INVESTMENT INCOME (LOSS).............     (50,455)        (39,046)          41,089         (17,680)
                                             --------        --------         --------        --------

NET REALIZED AND UNREALIZED GAIN (LOSS)
     ON INVESTMENTS
  Capital gains distributions received...           0         525,613          103,237          65,793
  Realized gain (loss) on shares
     redeemed............................      72,435         129,556           68,595          99,095
  Net change in unrealized gain (loss) on
     investments.........................      99,631         132,620          166,814         268,009
                                             --------        --------         --------        --------

NET GAIN (LOSS) ON INVESTMENTS...........     172,066         787,789          338,646         432,897
                                             --------        --------         --------        --------

NET INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS...........    $121,611        $748,743         $379,735        $415,217
                                             ========        ========         ========        ========




   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



                                       A9

                                  SUBACCOUNTS (CONTINUED)
-------------------------------------------------------------------------------------------
       AST         AST AMERICAN     AST AMERICAN
ALLIANCEBERNSTEIN CENTURY INCOME CENTURY STRATEGIC  AST COHEN &  AST GLOBAL     AST DEAM
 GROWTH & INCOME     & GROWTH         BALANCED     STEERS REALTY ALLOCATION    LARGE-CAP
    PORTFOLIO        PORTFOLIO       PORTFOLIO       PORTFOLIO    PORTFOLIO VALUE PORTFOLIO
----------------- -------------- ----------------- ------------- ---------- ---------------



    $6,826,722      $5,128,138       $2,875,307     $21,307,610  $3,891,211   $18,748,638
    ----------      ----------       ----------     -----------  ----------   -----------
    $6,826,722      $5,128,138       $2,875,307     $21,307,610  $3,891,211   $18,748,638
    ==========      ==========       ==========     ===========  ==========   ===========


    $6,826,722      $5,128,138       $2,875,307     $21,307,610  $3,891,211   $18,748,638
    ----------      ----------       ----------     -----------  ----------   -----------
    $6,826,722      $5,128,138       $2,875,307     $21,307,610  $3,891,211   $18,748,638
    ==========      ==========       ==========     ===========  ==========   ===========

       586,773         436,588          261,054       1,358,480     342,751     1,480,585
    ==========      ==========       ==========     ===========  ==========   ===========

       290,870         326,425          191,559       1,020,968     286,118     1,382,643
    $    23.47      $    15.71       $    15.01     $     20.87  $    13.60   $     13.56
    $6,195,733      $4,566,379       $2,684,913     $18,520,138  $3,624,126   $17,286,964





                                  SUBACCOUNTS (CONTINUED)
-------------------------------------------------------------------------------------------
       AST         AST AMERICAN     AST AMERICAN
ALLIANCEBERNSTEIN CENTURY INCOME CENTURY STRATEGIC  AST COHEN &  AST GLOBAL     AST DEAM
 GROWTH & INCOME     & GROWTH         BALANCED     STEERS REALTY ALLOCATION    LARGE-CAP
    PORTFOLIO        PORTFOLIO       PORTFOLIO       PORTFOLIO    PORTFOLIO VALUE PORTFOLIO
----------------- -------------- ----------------- ------------- ---------- ---------------



     $ 16,241        $ 37,546         $ 23,450       $  106,416   $ 27,774     $   49,666
     --------        --------         --------       ----------   --------     ----------



       53,728          51,329           31,916          200,197     37,307        139,584
     --------        --------         --------       ----------   --------     ----------

      (37,487)        (13,783)          (8,466)         (93,781)    (9,533)       (89,918)
     --------        --------         --------       ----------   --------     ----------



            0               0           28,647        1,053,171          0        482,993
       38,651          24,879            1,714          140,817      7,033         35,829
      597,342         526,444          163,188        2,529,944    253,979      1,317,499
     --------        --------         --------       ----------   --------     ----------

      635,993         551,323          193,549        3,723,932    261,012      1,836,321
     --------        --------         --------       ----------   --------     ----------


     $598,506        $537,540         $185,083       $3,630,151   $251,479     $1,746,403
     ========        ========         ========       ==========   ========     ==========




   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



                                       A10

                             FINANCIAL STATEMENTS OF
              PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT


STATEMENT OF NET ASSETS
December 31, 2006
Unaudited


                                                                    SUBACCOUNTS
                                ----------------------------------------------------------------------------------
                                                   AST DEAM
                                AST DEAM SMALL-    SMALL-CAP                      AST FEDERATED
                                   CAP GROWTH        VALUE     AST HIGH YIELD      AGGRESSIVE        AST MID-CAP
                                   PORTFOLIO       PORTFOLIO      PORTFOLIO     GROWTH PORTFOLIO   VALUE PORTFOLIO
                                ---------------   ----------   --------------   ----------------   ---------------


ASSETS
  Investment in the
     portfolios, at value.....     $2,928,229     $4,203,021     $8,438,317        $8,206,156         $4,521,252
                                   ----------     ----------     ----------        ----------         ----------
  Net Assets..................     $2,928,229     $4,203,021     $8,438,317        $8,206,156         $4,521,252
                                   ==========     ==========     ==========        ==========         ==========

NET ASSETS, representing:
  Accumulation units..........     $2,928,229     $4,203,021     $8,438,317        $8,206,156         $4,521,252
                                   ----------     ----------     ----------        ----------         ----------
                                   $2,928,229     $4,203,021     $8,438,317        $8,206,156         $4,521,252
                                   ==========     ==========     ==========        ==========         ==========

  Units outstanding...........        273,848        360,678        790,173           686,881            395,509
                                   ==========     ==========     ==========        ==========         ==========

  Portfolio shares held.......        324,278        312,492      1,003,367           714,200            373,657
  Portfolio net asset value
     per share................     $     9.03     $    13.45     $     8.41        $    11.49         $    12.10
  Investment in portfolio
     shares, at cost..........     $2,843,353     $3,849,332     $8,102,878        $7,585,265         $4,429,906


STATEMENT OF OPERATIONS
For the period ended December 31, 2006
Unaudited


                                                                   SUBACCOUNTS
                                ---------------------------------------------------------------------------------
                                                   AST DEAM
                                AST DEAM SMALL-   SMALL-CAP                      AST FEDERATED
                                   CAP GROWTH       VALUE     AST HIGH YIELD      AGGRESSIVE        AST MID-CAP
                                   PORTFOLIO      PORTFOLIO      PORTFOLIO     GROWTH PORTFOLIO   VALUE PORTFOLIO
                                ---------------   ---------   --------------   ----------------   ---------------


INVESTMENT INCOME
  Dividend income.............      $      0       $  4,041      $311,973          $      0           $  9,767
                                    --------       --------      --------          --------           --------

EXPENSES
  Charges to contract owners
     for assuming mortality
     risk and expense risk and
     for administration.......        35,695         40,239        88,564            91,964             47,974
                                    --------       --------      --------          --------           --------

NET INVESTMENT INCOME (LOSS)..       (35,695)       (36,198)      223,409           (91,964)           (38,207)
                                    --------       --------      --------          --------           --------

NET REALIZED AND UNREALIZED
     GAIN (LOSS) ON
     INVESTMENTS
  Capital gains distributions
     received.................             0         91,901             0           115,208            310,852
  Realized gain (loss) on
     shares redeemed..........       (49,139)         3,635       (28,212)           55,377            (20,787)
  Net change in unrealized
     gain (loss) on
     investments..............        66,177        355,048       291,656           408,366             64,573
                                    --------       --------      --------          --------           --------

NET GAIN (LOSS) ON
     INVESTMENTS..............        17,038        450,584       263,444           578,951            354,638
                                    --------       --------      --------          --------           --------

NET INCREASE (DECREASE) IN NET
     ASSETS RESULTING FROM
     OPERATIONS...............      $(18,657)      $414,386      $486,853          $486,987           $316,431
                                    ========       ========      ========          ========           ========




   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



                                       A11

                                                SUBACCOUNTS (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------
                    AST GOLDMAN     AST GOLDMAN                     AST LORD                              AST NEUBERGER
                SACHS CONCENTRATED SACHS MID-CAP                 ABBETT BOND -   AST MARSICO    AST MFS  BERMAN MID-CAP
 AST SMALL-CAP        GROWTH           GROWTH     AST LARGE-CAP    DEBENTURE   CAPITAL GROWTH   GROWTH       GROWTH
VALUE PORTFOLIO      PORTFOLIO       PORTFOLIO   VALUE PORTFOLIO   PORTFOLIO      PORTFOLIO    PORTFOLIO    PORTFOLIO
--------------- ------------------ ------------- --------------- ------------- -------------- ---------- --------------



  $10,168,224       $5,341,480       $5,726,503    $16,175,371     $9,190,830    $21,236,565  $3,606,180   $11,182,384
  -----------       ----------       ----------    -----------     ----------    -----------  ----------   -----------
  $10,168,224       $5,341,480       $5,726,503    $16,175,371     $9,190,830    $21,236,565  $3,606,180   $11,182,384
  ===========       ==========       ==========    ===========     ==========    ===========  ==========   ===========


  $10,168,224       $5,341,480       $5,726,503    $16,175,371     $9,190,830    $21,236,565  $3,606,180   $11,182,384
  -----------       ----------       ----------    -----------     ----------    -----------  ----------   -----------
  $10,168,224       $5,341,480       $5,726,503    $16,175,371     $9,190,830    $21,236,565  $3,606,180   $11,182,384
  ===========       ==========       ==========    ===========     ==========    ===========  ==========   ===========

      825,836          469,809          526,092      1,335,896        856,639      1,873,849     316,445       896,909
  ===========       ==========       ==========    ===========     ==========    ===========  ==========   ===========

      593,592          218,555        1,166,294        802,350        787,560      1,038,463     382,822       607,078
  $     17.13       $    24.44       $     4.91    $     20.16     $    11.67    $     20.45  $     9.42   $     18.42

  $ 9,328,233       $5,022,573       $5,411,592    $14,216,962     $8,802,837    $19,645,648  $3,298,170   $10,135,307





                                                SUBACCOUNTS (CONTINUED)
----------------------------------------------------------------------------------------------------------------------
                    AST GOLDMAN     AST GOLDMAN                     AST LORD                             AST NEUBERGER
                SACHS CONCENTRATED SACHS MID-CAP                 ABBETT BOND -   AST MARSICO   AST MFS  BERMAN MID-CAP
 AST SMALL-CAP        GROWTH           GROWTH     AST LARGE-CAP    DEBENTURE   CAPITAL GROWTH   GROWTH      GROWTH
VALUE PORTFOLIO      PORTFOLIO       PORTFOLIO   VALUE PORTFOLIO   PORTFOLIO      PORTFOLIO   PORTFOLIO    PORTFOLIO
--------------- ------------------ ------------- --------------- ------------- -------------- --------- --------------



    $ 15,747         $      0         $      0      $   91,686      $188,372     $    5,713    $      0    $       0
    --------         --------         --------      ----------      --------     ----------    --------    ---------




      97,944           41,777           71,451         213,826       101,172        249,354      44,601      132,794
    --------         --------         --------      ----------      --------     ----------    --------    ---------

     (82,197)         (41,777)         (71,451)       (122,140)       87,200       (243,641)    (44,601)    (132,794)
    --------         --------         --------      ----------      --------     ----------    --------    ---------



     177,273                0                0         266,726        48,895              0           0            0

      26,923           19,278           54,923         191,936         6,232         81,568      33,853       72,097

     780,907          283,884          209,792       1,713,966       354,885      1,249,305     258,369      851,633
    --------         --------         --------      ----------      --------     ----------    --------    ---------


     985,103          303,162          264,715       2,172,628       410,012      1,330,873     292,222      923,730
    --------         --------         --------      ----------      --------     ----------    --------    ---------



    $902,906         $261,385         $193,264      $2,050,488      $497,212     $1,087,232    $247,621    $ 790,936
    ========         ========         ========      ==========      ========     ==========    ========    =========




   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



                                       A12

                             FINANCIAL STATEMENTS OF
              PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT


STATEMENT OF NET ASSETS
December 31, 2006
Unaudited


                                                                        SUBACCOUNTS
                                ------------------------------------------------------------------------------------------
                                                                          AST                AST
                                 AST NEUBERGER       AST PIMCO     ALLIANCEBERNSTEIN  ALLIANCEBERNSTEIN  AST T. ROWE PRICE
                                 BERMAN MID-CAP  LIMITED MATURITY      CORE VALUE       MANAGED INDEX    NATURAL RESOURCES
                                VALUE PORTFOLIO   BOND PORTFOLIO       PORTFOLIO        500 PORTFOLIO        PORTFOLIO
                                ---------------  ----------------  -----------------  -----------------  -----------------


ASSETS
  Investment in the
     portfolios, at value.....    $18,209,954       $8,157,852         $5,631,057         $4,106,590        $57,657,997
                                  -----------       ----------         ----------         ----------        -----------
  Net Assets..................    $18,209,954       $8,157,852         $5,631,057         $4,106,590        $57,657,997
                                  ===========       ==========         ==========         ==========        ===========

NET ASSETS, representing:
  Accumulation units..........    $18,209,954       $8,157,852         $5,631,057         $4,106,590        $57,657,997
                                  -----------       ----------         ----------         ----------        -----------
                                  $18,209,954       $8,157,852         $5,631,057         $4,106,590        $57,657,997
                                  ===========       ==========         ==========         ==========        ===========

  Units outstanding...........      1,551,952          795,163            466,466            362,215          4,374,000
                                  ===========       ==========         ==========         ==========        ===========

  Portfolio shares held.......        940,111          729,683            403,660            301,291          1,962,491
  Portfolio net asset value
     per share................    $     19.37       $    11.18         $    13.95         $    13.63        $     29.38
  Investment in portfolio
     shares, at cost..........    $17,940,980       $8,031,738         $5,211,990         $3,717,291        $53,680,541


STATEMENT OF OPERATIONS
For the period ended December 31, 2006
Unaudited


                                                                        SUBACCOUNTS
                                ------------------------------------------------------------------------------------------
                                                                          AST                AST
                                 AST NEUBERGER       AST PIMCO     ALLIANCEBERNSTEIN  ALLIANCEBERNSTEIN  AST T. ROWE PRICE
                                 BERMAN MID-CAP  LIMITED MATURITY      CORE VALUE       MANAGED INDEX    NATURAL RESOURCES
                                VALUE PORTFOLIO   BOND PORTFOLIO       PORTFOLIO        500 PORTFOLIO        PORTFOLIO
                                ---------------  ----------------  -----------------  -----------------  -----------------


INVESTMENT INCOME
  Dividend income.............     $   65,693        $145,140           $ 12,251           $ 27,455          $  114,780
                                   ----------        --------           --------           --------          ----------

EXPENSES
  Charges to contract owners
     for assuming mortality
     risk and expense risk and
     for administration.......        260,097         102,935             35,350             50,830             723,441
                                   ----------        --------           --------           --------          ----------

NET INVESTMENT INCOME (LOSS)..       (194,404)         42,205            (23,099)           (23,375)           (608,661)
                                   ----------        --------           --------           --------          ----------

NET REALIZED AND UNREALIZED
     GAIN (LOSS) ON
     INVESTMENTS
  Capital gains distributions
     received.................      2,011,525               0             54,312                  0           2,662,398
  Realized gain (loss) on
     shares redeemed..........       (408,981)          5,210             19,381             36,669             231,965
  Net change in unrealized
     gain (loss) on
     investments..............       (254,603)         96,601            402,005            358,911           1,995,851
                                   ----------        --------           --------           --------          ----------

NET GAIN (LOSS) ON
     INVESTMENTS..............      1,347,941         101,811            475,698            395,580           4,890,214
                                   ----------        --------           --------           --------          ----------

NET INCREASE (DECREASE) IN NET
     ASSETS RESULTING FROM
     OPERATIONS...............     $1,153,537        $144,016           $452,599           $372,205          $4,281,553
                                   ==========        ========           ========           ========          ==========




   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



                                       A13

                                                 SUBACCOUNTS (CONTINUED)
-------------------------------------------------------------------------------------------------------------------------
AST T. ROWE PRICE                    AST JPMORGAN     AST T. ROWE   AST AGGRESSIVE       AST CAPITAL       AST BALANCED
 ASSET ALLOCATION  AST MFS GLOBAL    INTERNATIONAL   PRICE GLOBAL  ASSET ALLOCATION     GROWTH ASSET     ASSET ALLOCATION
    PORTFOLIO     EQUITY PORTFOLIO EQUITY PORTFOLIO BOND PORTFOLIO     PORTFOLIO    ALLOCATION PORTFOLIO     PORTFOLIO
----------------- ---------------- ---------------- -------------- ---------------- -------------------- ----------------




   $11,426,748       $7,572,094       $14,739,051     $7,289,159      $39,020,471       $715,916,999       $649,011,114
   -----------       ----------       -----------     ----------      -----------       ------------       ------------
   $11,426,748       $7,572,094       $14,739,051     $7,289,159      $39,020,471       $715,916,999       $649,011,114
   ===========       ==========       ===========     ==========      ===========       ============       ============


   $11,426,748       $7,572,094       $14,739,051     $7,289,159      $39,020,471       $715,916,999       $649,011,114
   -----------       ----------       -----------     ----------      -----------       ------------       ------------
   $11,426,748       $7,572,094       $14,739,051     $7,289,159      $39,020,471       $715,916,999       $649,011,114
   ===========       ==========       ===========     ==========      ===========       ============       ============

     1,012,731          606,014         1,170,827        736,041        3,487,834         64,775,630         59,537,127
   ===========       ==========       ===========     ==========      ===========       ============       ============

       647,775          518,637           604,555        630,005        3,369,643         62,854,873         57,895,728
   $     17.64       $    14.60       $     24.38     $    11.57      $     11.58       $      11.39       $      11.21

   $11,028,588       $6,886,352       $12,969,361     $7,096,368      $35,761,008       $663,094,729       $604,146,995






                                                 SUBACCOUNTS (CONTINUED)
-------------------------------------------------------------------------------------------------------------------------

AST T. ROWE PRICE                    AST JPMORGAN     AST T. ROWE   AST AGGRESSIVE       AST CAPITAL       AST BALANCED
 ASSET ALLOCATION  AST MFS GLOBAL    INTERNATIONAL   PRICE GLOBAL  ASSET ALLOCATION     GROWTH ASSET     ASSET ALLOCATION
    PORTFOLIO     EQUITY PORTFOLIO EQUITY PORTFOLIO BOND PORTFOLIO     PORTFOLIO    ALLOCATION PORTFOLIO     PORTFOLIO
----------------- ---------------- ---------------- -------------- ---------------- -------------------- ----------------



     $ 57,647         $ 14,903        $   66,292       $ 73,296       $        0         $         0        $         0
     --------         --------        ----------       --------       ----------         -----------        -----------




       85,575           67,804           154,672         94,016          304,732           7,498,166          7,021,815
     --------         --------        ----------       --------       ----------         -----------        -----------

      (27,928)         (52,901)          (88,380)       (20,720)        (304,732)         (7,498,166)        (7,021,815)
     --------         --------        ----------       --------       ----------         -----------        -----------



      224,080          241,975                 0         44,685                0                   0                  0

       31,841           73,268           180,622         (4,036)         112,379           1,898,222          1,013,158

      352,127          584,530         1,517,548        240,899        3,265,767          52,900,422         44,904,234
     --------         --------        ----------       --------       ----------         -----------        -----------


      608,048          899,773         1,698,170        281,548        3,378,146          54,798,644         45,917,392
     --------         --------        ----------       --------       ----------         -----------        -----------



     $580,120         $846,872        $1,609,790       $260,828       $3,073,414         $47,300,478        $38,895,577
     ========         ========        ==========       ========       ==========         ===========        ===========




   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



                                       A14

                             FINANCIAL STATEMENTS OF
              PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT


STATEMENT OF NET ASSETS
December 31, 2006
Unaudited


                                                                      SUBACCOUNTS
                                ---------------------------------------------------------------------------------------
                                                                                         AST FIRST TRUST
                                AST CONSERVATIVE   AST PRESERVATION   AST FIRST TRUST        CAPITAL       AST ADVANCED
                                ASSET ALLOCATION   ASSET ALLOCATION   BALANCED TARGET     APPRECIATION      STRATEGIES
                                    PORTFOLIO          PORTFOLIO         PORTFOLIO      TARGET PORTFOLIO     PORTFOLIO
                                ----------------   ----------------   ---------------   ----------------   ------------


ASSETS
  Investment in the
     portfolios, at value....     $203,024,771        $55,169,064       $62,295,719        $75,157,348     $109,034,800
                                  ------------        -----------       -----------        -----------     ------------
  Net Assets.................     $203,024,771        $55,169,064       $62,295,719        $75,157,348     $109,034,800
                                  ============        ===========       ===========        ===========     ============

NET ASSETS, representing:
  Accumulation units.........     $203,024,771        $55,169,064       $62,295,719        $75,157,348     $109,034,800
                                  ------------        -----------       -----------        -----------     ------------
                                  $203,024,771        $55,169,064       $62,295,719        $75,157,348     $109,034,800
                                  ============        ===========       ===========        ===========     ============

  Units outstanding..........       18,790,094          5,216,358         5,918,415          7,226,320       10,307,670
                                  ============        ===========       ===========        ===========     ============

  Portfolio shares held......       18,290,520          5,084,706         5,811,168          7,076,963       10,095,815
  Portfolio net asset value
     per share...............     $      11.10        $     10.85       $     10.72        $     10.62     $      10.80
  Investment in portfolio
     shares, at cost.........     $190,592,665        $52,787,773       $59,172,118        $71,126,314     $103,752,242


STATEMENT OF OPERATIONS
For the period ended December 31, 2006
Unaudited


                                                                      SUBACCOUNTS
                                ---------------------------------------------------------------------------------------
                                                                                         AST FIRST TRUST
                                AST CONSERVATIVE   AST PRESERVATION   AST FIRST TRUST        CAPITAL       AST ADVANCED
                                ASSET ALLOCATION   ASSET ALLOCATION   BALANCED TARGET     APPRECIATION      STRATEGIES
                                    PORTFOLIO          PORTFOLIO         PORTFOLIO      TARGET PORTFOLIO     PORTFOLIO
                                ----------------   ----------------   ---------------   ----------------   ------------


INVESTMENT INCOME
  Dividend income............      $         0         $        0        $        0         $        0       $        0
                                  ------------        -----------       -----------        -----------     ------------

EXPENSES
  Charges to contract owners
     for assuming mortality
     risk and expense risk
     and for administration..        2,088,351            522,011           388,971            469,207          767,593
                                  ------------        -----------       -----------        -----------     ------------

NET INVESTMENT INCOME
  (LOSS).....................       (2,088,351)          (522,011)         (388,971)          (469,207)        (767,593)
                                  ------------        -----------       -----------        -----------     ------------

NET REALIZED AND UNREALIZED
     GAIN (LOSS) ON
     INVESTMENTS
  Capital gains distributions
     received................                0                  0                 0                  0                0
  Realized gain (loss) on
     shares redeemed.........          626,529            238,624            97,866            118,570          245,639
  Net change in unrealized
     gain (loss) on
     investments.............       12,436,092          2,382,382         3,123,601          4,031,034        5,282,558
                                  ------------        -----------       -----------        -----------     ------------

NET GAIN (LOSS) ON
     INVESTMENTS.............       13,062,621          2,621,006         3,221,467          4,149,604        5,528,197
                                  ------------        -----------       -----------        -----------     ------------

NET INCREASE (DECREASE) IN
     NET ASSETS RESULTING
     FROM OPERATIONS.........     $ 10,974,270        $ 2,098,995       $ 2,832,496        $ 3,680,397     $  4,760,604
                                  ============        ===========       ===========        ===========     ============




   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



                                       A15

                                                     SUBACCOUNTS (CONTINUED)
--------------------------------------------------------------------------------------------------------------------------------
  AST T. ROWE                                         AST
PRICE LARGE-CAP                                   PIMCO TOTAL                                     GARTMORE GVIT
     GROWTH     AST MONEY MARKET   AST SMALL-CAP  RETURN BOND AST INTERNATIONAL AST INTERNATIONAL   DEVELOPING  AIM V.I. PREMIER
   PORTFOLIO        PORTFOLIO    GROWTH PORTFOLIO  PORTFOLIO   VALUE PORTFOLIO   GROWTH PORTFOLIO    MARKETS       EQUITY FUND
--------------- ---------------- ---------------- ----------- ----------------- ----------------- ------------- ----------------




   $1,789,227      $9,197,252        $645,187      $3,413,104     $2,329,955        $1,942,721     $20,210,166        $   0
   ----------      ----------        --------      ----------     ----------        ----------     -----------        -----
   $1,789,227      $9,197,252        $645,187      $3,413,104     $2,329,955        $1,942,721     $20,210,166        $   0
   ==========      ==========        ========      ==========     ==========        ==========     ===========        =====


   $1,789,227      $9,197,252        $645,187      $3,413,104     $2,329,955        $1,942,721     $20,210,166        $   0
   ----------      ----------        --------      ----------     ----------        ----------     -----------        -----
   $1,789,227      $9,197,252        $645,187      $3,413,104     $2,329,955        $1,942,721     $20,210,166        $   0
   ==========      ==========        ========      ==========     ==========        ==========     ===========        =====

      170,951         899,074          65,095         331,319        214,394           183,231       1,265,381            0
   ==========      ==========        ========      ==========     ==========        ==========     ===========        =====

      164,754       9,197,252          40,124         298,609        123,671           117,385       1,288,914            0
   $    10.86      $     1.00        $  16.08      $    11.43     $    18.84        $    16.55     $     15.68        $0.00

   $1,709,858      $9,197,252        $614,097      $3,390,345     $2,177,260        $1,803,338     $17,342,210        $   0








                                                     SUBACCOUNTS (CONTINUED)
---------------------------------------------------------------------------------------------------------------------------------
                                                       AST
   AST T. ROWE                                     PIMCO TOTAL                                     GARTMORE GVIT
 PRICE LARGE-CAP AST MONEY MARKET   AST SMALL-CAP  RETURN BOND AST INTERNATIONAL AST INTERNATIONAL   DEVELOPING  AIM V.I. PREMIER
GROWTH PORTFOLIO     PORTFOLIO    GROWTH PORTFOLIO  PORTFOLIO   VALUE PORTFOLIO   GROWTH PORTFOLIO    MARKETS       EQUITY FUND
---------------- ---------------- ---------------- ----------- ----------------- ----------------- ------------- ----------------



      $     0          $89,148         $     0        $      0      $      0          $      0       $   84,306    $  1,299,931
    ---------        ---------        --------      ----------     ---------         ---------      -----------    ------------





        6,225           26,933           2,714          12,196         7,377             6,880          230,786         579,283
    ---------        ---------        --------      ----------     ---------         ---------      -----------    ------------

       (6,225)          62,215          (2,714)        (12,196)       (7,377)           (6,880)        (146,480)       (720,648)
    ---------        ---------        --------      ----------     ---------         ---------      -----------    ------------



            0                0               0               0             0                 0        1,408,794               0

        5,491                0            (223)          4,987         2,761               427           11,670     (23,573,549)

       79,369                0          31,090          22,759       152,695           139,383        2,303,044      29,200,745
    ---------        ---------        --------      ----------     ---------         ---------      -----------    ------------


       84,860                0          30,867          27,746       155,456           139,810        3,723,508       5,627,196
    ---------        ---------        --------      ----------     ---------         ---------      -----------    ------------



    $  78,635        $  62,215        $ 28,153      $   15,550     $ 148,079         $ 132,930      $ 3,577,028    $  6,347,644
    =========        =========        ========      ==========     =========         =========      ===========    ============




   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



                                       A16

                             FINANCIAL STATEMENTS OF
              PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT


STATEMENT OF CHANGES IN NET ASSETS
For the periods ended December 31, 2006 and 2005
Unaudited


                                                                  SUBACCOUNTS
                             ------------------------------------------------------------------------------------
                                PRUDENTIAL MONEY MARKET      PRUDENTIAL DIVERSIFIED         PRUDENTIAL EQUITY
                                       PORTFOLIO                 BOND PORTFOLIO                 PORTFOLIO
                             ----------------------------  --------------------------  --------------------------
                               01/01/2006     01/01/2005    01/01/2006    01/01/2005    01/01/2006    01/01/2005
                                   TO             TO            TO            TO            TO            TO
                               12/31/2006     12/31/2005    12/31/2006    12/31/2005    12/31/2006    12/31/2005
                             -------------  -------------  ------------  ------------  ------------  ------------


OPERATIONS
  Net investment income
     (loss)................  $   7,776,424  $   3,074,108  $ 12,252,201  $ 15,924,404  $ (1,676,253) $ (2,003,882)
  Capital gains
     distributions
     received..............              0              0     3,390,503     3,104,924             0             0
  Realized gain (loss) on
     shares redeemed.......              0              0    (1,917,204)      185,432    (4,870,322)  (16,708,474)
  Net change in unrealized
     gain (loss) on
     investments...........              0              0    (2,049,948)  (11,685,529)   49,868,964    60,319,315
                             -------------  -------------  ------------  ------------  ------------  ------------

NET INCREASE (DECREASE) IN
     NET ASSETS RESULTING
     FROM OPERATIONS.......      7,776,424      3,074,108    11,675,552     7,529,231    43,322,389    41,606,959
                             -------------  -------------  ------------  ------------  ------------  ------------

CONTRACT OWNER TRANSACTIONS
  Contract owner net
     payments..............     39,583,527     25,973,296     1,205,304     1,039,019     4,925,902     9,659,650
  Surrenders, withdrawals
     and death benefits....    (70,925,725)   (62,482,427)  (58,559,232)  (64,622,933)  (59,088,141)  (56,559,288)
  Net transfers between
     other subaccounts or
     fixed rate option.....     72,362,266        (43,165)   (3,645,370)   (2,540,138)  (10,181,128)    8,247,822
  Withdrawal and other
     charges...............       (196,764)      (159,430)     (137,508)     (163,986)     (344,567)     (325,998)
                             -------------  -------------  ------------  ------------  ------------  ------------

NET INCREASE (DECREASE) IN
     NET ASSETS RESULTING
     FROM CONTRACT OWNER
     TRANSACTIONS..........     40,823,304    (36,711,726)  (61,136,806)  (66,288,038)  (64,687,934)  (38,977,814)
                             -------------  -------------  ------------  ------------  ------------  ------------

TOTAL INCREASE (DECREASE)
     IN NET ASSETS.........     48,599,728    (33,637,618)  (49,461,254)  (58,758,807)  (21,365,545)    2,629,145

NET ASSETS
Beginning of period........    209,878,741    243,516,359   384,058,111   442,816,918   438,392,811   435,763,666
                             -------------  -------------  ------------  ------------  ------------  ------------
  End of period............  $ 258,478,469  $ 209,878,741  $334,596,857  $384,058,111  $417,027,266  $438,392,811
                             =============  =============  ============  ============  ============  ============

  Beginning units..........    183,245,546    213,892,002   241,749,366   283,870,233   249,849,581   266,362,367
                             -------------  -------------  ------------  ------------  ------------  ------------
  Units issued.............    224,716,223    153,718,217    12,565,409    15,432,921    12,304,175    40,581,187
  Units redeemed...........   (184,519,434)  (184,364,673)  (50,915,524)  (57,553,788)  (46,865,891)  (57,093,973)
                             -------------  -------------  ------------  ------------  ------------  ------------
  Ending units.............    223,442,335    183,245,546   203,399,251   241,749,366   215,287,865   249,849,581
                             =============  =============  ============  ============  ============  ============




   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



                                       A17

                                                 SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------
    PRUDENTIAL FLEXIBLE
          MANAGED               PRUDENTIAL CONSERVATIVE                                         PRUDENTIAL HIGH YIELD
         PORTFOLIO                BALANCED PORTFOLIO         PRUDENTIAL VALUE PORTFOLIO            BOND PORTFOLIO
--------------------------    --------------------------    ----------------------------    ----------------------------
 01/01/2006     01/01/2005     01/01/2006     01/01/2005     01/01/2006      01/01/2005      01/01/2006      01/01/2005
     TO             TO             TO             TO             TO              TO              TO              TO
 12/31/2006     12/31/2005     12/31/2006     12/31/2005     12/31/2006      12/31/2005      12/31/2006      12/31/2005
-----------    -----------    -----------    -----------    ------------    ------------    ------------    ------------



$   179,687    $   194,740    $   534,992    $   512,490    $       (184)   $   (233,309)   $ 12,177,777    $ 11,776,412

    413,599              0         94,797        511,745      15,472,976               0               0               0

    (95,219)      (377,559)       (22,801)      (423,229)     10,197,654       1,248,164      (8,755,571)    (11,508,635)

  2,311,472        974,063      2,978,213        261,179      48,675,780      55,481,776      12,565,141       3,768,417
-----------    -----------    -----------    -----------    ------------    ------------    ------------    ------------



  2,809,539        791,244      3,585,201        862,185      74,346,226      56,496,631      15,987,347       4,036,194
-----------    -----------    -----------    -----------    ------------    ------------    ------------    ------------



    124,121        125,285        112,794        278,625      10,476,188      16,256,015         526,197         719,220

 (4,572,317)    (5,421,580)    (7,467,071)    (9,346,996)    (58,804,292)    (53,091,429)    (32,249,084)    (38,024,426)


    (11,640)      (229,798)      (503,965)      (431,250)     13,819,291       9,960,551      (2,210,137)     (3,470,112)
          0              0              0              0        (340,295)       (291,812)        (74,497)        (91,653)
-----------    -----------    -----------    -----------    ------------    ------------    ------------    ------------




 (4,459,836)    (5,526,093)    (7,858,242)    (9,499,621)    (34,849,108)    (27,166,675)    (34,007,521)    (40,866,971)
-----------    -----------    -----------    -----------    ------------    ------------    ------------    ------------


 (1,650,297)    (4,734,849)    (4,273,041)    (8,637,436)     39,497,118      29,329,956     (18,020,174)    (36,830,777)


 29,354,488     34,089,337     45,267,863     53,905,299     426,327,180     396,997,224     203,526,632     240,357,409
-----------    -----------    -----------    -----------    ------------    ------------    ------------    ------------
$27,704,191    $29,354,488    $40,994,822    $45,267,863    $465,824,298    $426,327,180    $185,506,458    $203,526,632
===========    ===========    ===========    ===========    ============    ============    ============    ============

 17,772,934     21,202,342     28,152,882     34,197,360     196,035,426     202,437,819     133,430,816     160,680,619
-----------    -----------    -----------    -----------    ------------    ------------    ------------    ------------
    699,008        439,277        808,476        649,387      32,270,453      38,637,914       7,362,174      11,172,628
 (3,309,177)    (3,868,685)    (5,551,530)    (6,693,865)    (42,273,125)    (45,040,307)    (28,926,749)    (38,422,431)
-----------    -----------    -----------    -----------    ------------    ------------    ------------    ------------
 15,162,765     17,772,934     23,409,828     28,152,882     186,032,754     196,035,426     111,866,241     133,430,816
===========    ===========    ===========    ===========    ============    ============    ============    ============




   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



                                       A18

                             FINANCIAL STATEMENTS OF
              PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT


STATEMENT OF CHANGES IN NET ASSETS
For the periods ended December 31, 2006 and 2005
Unaudited

                                                                   SUBACCOUNTS
                              -------------------------------------------------------------------------------------
                                  PRUDENTIAL NATURAL
                                      RESOURCES              PRUDENTIAL STOCK INDEX
                                      PORTFOLIO                    PORTFOLIO            PRUDENTIAL GLOBAL PORTFOLIO
                              -------------------------   ---------------------------   ---------------------------
                               01/01/2006    01/01/2005    01/01/2006     01/01/2005     01/01/2006     01/01/2005
                                   TO            TO            TO             TO             TO             TO
                               12/31/2006    12/31/2005    12/31/2006     12/31/2005     12/31/2006     12/31/2005
                              -----------   -----------   ------------   ------------   ------------   ------------


OPERATIONS
  Net investment income
     (loss)................   $   100,391   $  (199,053)  $    535,143   $     23,031   $ (1,108,147)  $ (1,057,022)
  Capital gains
     distributions
     received..............     2,906,033     1,127,518      1,787,812     16,740,469              0              0
  Realized gain (loss) on
     shares redeemed.......     1,350,198       851,203      1,129,663     (7,350,862)     1,573,523     (3,461,790)
  Net change in unrealized
     gain (loss) on
     investments...........    (1,007,919)    4,521,391     77,661,875      9,207,763     21,867,218     21,340,112
                              -----------   -----------   ------------   ------------   ------------   ------------

NET INCREASE (DECREASE) IN
     NET ASSETS RESULTING
     FROM OPERATIONS.......     3,348,703     6,301,059     81,114,493     18,620,401     22,332,594     16,821,300
                              -----------   -----------   ------------   ------------   ------------   ------------

CONTRACT OWNER TRANSACTIONS
  Contract owner net
     payments..............        33,751        70,375     10,257,663     23,225,886      2,909,857      4,679,580
  Surrenders, withdrawals
     and death benefits....    (2,169,984)   (1,972,363)   (80,438,715)   (73,909,593)   (16,997,955)   (13,765,966)
  Net transfers between
     other subaccounts or
     fixed rate option.....       (90,236)    1,120,442    (24,570,702)   (14,785,853)       803,904     (4,029,339)
  Withdrawal and other
     charges...............             0             0       (695,808)      (661,930)      (142,603)      (121,972)
                              -----------   -----------   ------------   ------------   ------------   ------------

NET INCREASE (DECREASE) IN
     NET ASSETS RESULTING
     FROM CONTRACT OWNER
     TRANSACTIONS..........    (2,226,469)     (781,546)   (95,447,562)   (66,131,490)   (13,426,797)   (13,237,697)
                              -----------   -----------   ------------   ------------   ------------   ------------

TOTAL INCREASE (DECREASE)
     IN NET ASSETS.........     1,122,234     5,519,513    (14,333,069)   (47,511,089)     8,905,797      3,583,603

NET ASSETS
  Beginning of period......    17,302,668    11,783,155    645,582,997    693,094,086    131,804,408    128,220,805
                              -----------   -----------   ------------   ------------   ------------   ------------
  End of period............   $18,424,902   $17,302,668   $631,249,928   $645,582,997   $140,710,205   $131,804,408
                              ===========   ===========   ============   ============   ============   ============

  Beginning units..........     3,343,485     3,501,077    407,097,676    443,160,103     83,554,243     92,114,846
                              -----------   -----------   ------------   ------------   ------------   ------------
  Units issued.............       343,428       537,765     23,683,536     49,082,867     10,366,636     11,554,308
  Units redeemed...........      (732,552)     (695,357)   (77,602,761)   (85,145,294)   (17,637,042)   (20,114,911)
                              -----------   -----------   ------------   ------------   ------------   ------------
  Ending units.............     2,954,361     3,343,485    353,178,451    407,097,676     76,283,837     83,554,243
                              ===========   ===========   ============   ============   ============   ============




   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



                                       A19

                                                  SUBACCOUNTS (CONTINUED)
--------------------------------------------------------------------------------------------------------------------------
                                      PRUDENTIAL SMALL                 T. ROWE PRICE
     PRUDENTIAL JENNISON               CAPITALIZATION               INTERNATIONAL STOCK           T. ROWE PRICE EQUITY
          PORTFOLIO                    STOCK PORTFOLIO                   PORTFOLIO                  INCOME PORTFOLIO
----------------------------    ----------------------------    --------------------------    ----------------------------
 01/01/2006      01/01/2005      01/01/2006      01/01/2005      01/01/2006     01/01/2005     01/01/2006      01/01/2005
     TO              TO              TO              TO              TO             TO             TO              TO
 12/31/2006      12/31/2005      12/31/2006      12/31/2005      12/31/2006     12/31/2005     12/31/2006      12/31/2005
------------    ------------    ------------    ------------    -----------    -----------    ------------    ------------



$ (6,475,965)   $ (7,844,782)   $ (1,017,421)   $   (994,377)   $   (96,847)   $    72,220    $    238,995    $    240,902

           0               0       5,781,766       7,377,098        147,964        135,437       3,986,181       7,233,320

 (11,372,036)    (26,600,394)      6,477,477       4,359,106      1,272,241        500,113       5,047,834       3,643,661

  16,651,377     104,537,581       3,596,628      (3,857,770)     5,507,085      4,707,177      14,185,714      (7,394,507)
------------    ------------    ------------    ------------    -----------    -----------    ------------    ------------



  (1,196,624)     70,092,405      14,838,450       6,884,057      6,830,443      5,414,947      23,458,724       3,723,376
------------    ------------    ------------    ------------    -----------    -----------    ------------    ------------



   9,715,746      15,023,848         508,527         533,120        127,599        242,431         398,685         866,798

 (73,716,783)    (72,804,314)    (17,720,143)    (16,497,915)    (5,605,088)    (5,933,509)    (22,328,280)    (22,761,999)


 (18,181,108)    (22,712,444)     (1,625,266)      3,576,832      1,703,895      1,553,060      (3,025,744)      3,917,222
    (484,963)       (488,643)        (35,854)        (40,261)       (13,886)       (14,713)        (50,311)        (58,840)
------------    ------------    ------------    ------------    -----------    -----------    ------------    ------------




 (82,667,108)    (80,981,553)    (18,872,736)    (12,428,224)    (3,787,480)    (4,152,731)    (25,005,650)    (18,036,819)
------------    ------------    ------------    ------------    -----------    -----------    ------------    ------------


 (83,863,732)    (10,889,148)     (4,034,286)     (5,544,167)     3,042,963      1,262,216      (1,546,926)    (14,313,443)


 609,136,412     620,025,560     122,366,449     127,910,616     41,740,965     40,478,749     150,482,985     164,796,428
------------    ------------    ------------    ------------    -----------    -----------    ------------    ------------
$525,272,680    $609,136,412    $118,332,163    $122,366,449    $44,783,928    $41,740,965    $148,936,059    $150,482,985
============    ============    ============    ============    ===========    ===========    ============    ============

 372,672,622     421,799,695      50,766,359      56,065,626     31,878,652     35,381,727      75,164,589      84,329,331
------------    ------------    ------------    ------------    -----------    -----------    ------------    ------------
  31,388,764      36,436,469       4,767,711       7,479,151      4,134,435      4,862,644       4,165,109       9,099,343
 (80,501,420)    (85,563,542)    (12,151,160)    (12,778,418)    (6,867,985)    (8,365,719)    (15,934,633)    (18,264,085)
------------    ------------    ------------    ------------    -----------    -----------    ------------    ------------
 323,559,966     372,672,622      43,382,910      50,766,359     29,145,102     31,878,652      63,395,065      75,164,589
============    ============    ============    ============    ===========    ===========    ============    ============




   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



                                       A20

                             FINANCIAL STATEMENTS OF
              PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT


STATEMENT OF CHANGES IN NET ASSETS
For the periods ended December 31, 2006 and 2005
Unaudited


                                                                   SUBACCOUNTS
                             ---------------------------------------------------------------------------------------
                              PREMIER VIT OPCAP MANAGED      PREMIER VIT OPCAP SMALL
                                      PORTFOLIO                   CAP PORTFOLIO           AIM V.I. CORE EQUITY FUND
                             ---------------------------   ---------------------------   ---------------------------
                              01/01/2006     01/01/2005     01/01/2006     01/01/2005     01/01/2006     01/01/2005
                                  TO             TO             TO             TO             TO             TO
                              12/31/2006     12/31/2005     12/31/2006     12/31/2005     12/31/2006     12/31/2005
                             ------------   ------------   ------------   ------------   ------------   ------------


OPERATIONS
  Net investment income
     (loss)...............   $    674,868   $   (290,396)  $ (1,099,945)  $ (1,157,449)  $ (1,086,203)  $     27,179
  Capital gains
     distributions
     received.............     18,127,497      6,153,227      4,436,896     12,321,434              0              0
  Realized gain (loss) on
     shares redeemed......       (919,479)       574,999      3,287,890      2,233,779      1,524,131       (192,493)
  Net change in unrealized
     gain (loss) on
     investments..........     (5,355,665)       327,457      9,542,066    (15,690,182)    18,652,413      2,963,205
                             ------------   ------------   ------------   ------------   ------------   ------------

NET INCREASE (DECREASE) IN
     NET ASSETS RESULTING
     FROM OPERATIONS......     12,527,221      6,765,287     16,166,907     (2,292,418)    19,090,341      2,797,891
                             ------------   ------------   ------------   ------------   ------------   ------------

CONTRACT OWNER
     TRANSACTIONS
  Contract owner net
     payments.............        543,452        950,087        241,687        467,797        511,755        276,436
  Surrenders, withdrawals
     and death benefits...    (27,019,183)   (28,567,372)   (12,465,080)   (12,659,882)   (24,825,092)   (11,841,646)
  Net transfers between
     other subaccounts or
     fixed rate option....     (4,463,506)    (5,382,872)    (1,648,734)    (5,678,069)   117,956,145     (3,240,493)
  Withdrawal and other
     charges..............        (76,039)       (94,228)       (27,048)       (31,767)       (69,565)       (39,049)
                             ------------   ------------   ------------   ------------   ------------   ------------

NET INCREASE (DECREASE) IN
     NET ASSETS RESULTING
     FROM CONTRACT OWNER
     TRANSACTIONS.........    (31,015,276)   (33,094,385)   (13,899,175)   (17,901,921)    93,573,243    (14,844,752)
                             ------------   ------------   ------------   ------------   ------------   ------------

TOTAL INCREASE (DECREASE)
     IN NET ASSETS........    (18,488,055)   (26,329,098)     2,267,732    (20,194,339)   112,663,584    (12,046,861)

NET ASSETS
  Beginning of period.....    173,818,916    200,148,014     78,203,881     98,398,220     75,485,749     87,532,610
                             ------------   ------------   ------------   ------------   ------------   ------------
  End of period...........   $155,330,861   $173,818,916   $ 80,471,613   $ 78,203,881   $188,149,333   $ 75,485,749
                             ============   ============   ============   ============   ============   ============

  Beginning units.........    110,586,157    132,223,393     37,520,547     46,584,707     48,774,882     58,701,262
                             ------------   ------------   ------------   ------------   ------------   ------------
  Units issued............      2,132,074      3,344,154      2,811,674      3,620,110     78,229,234      2,071,112
  Units redeemed..........    (21,331,938)   (24,981,390)    (8,783,652)   (12,684,270)   (21,485,235)   (11,997,492)
                             ------------   ------------   ------------   ------------   ------------   ------------
  Ending units............     91,386,293    110,586,157     31,548,569     37,520,547    105,518,881     48,774,882
                             ============   ============   ============   ============   ============   ============




   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



                                       A21

                                  SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------
                                  JANUS ASPEN INTERNATIONAL
                                           GROWTH
JANUS ASPEN LARGE CAP GROWTH     PORTFOLIO -- INSTITUTIONAL      MFS VIT -- RESEARCH BOND
    INSTITUTIONAL SHARES                   SHARES                         SERIES
----------------------------    ----------------------------    --------------------------
 01/01/2006      01/01/2005      01/01/2006      01/01/2005      01/01/2006     01/01/2005
     TO              TO              TO              TO              TO             TO
 12/31/2006      12/31/2005      12/31/2006      12/31/2005      12/31/2006     12/31/2005
------------    ------------    ------------    ------------    -----------    -----------



$ (1,093,745)   $ (1,412,356)   $  1,216,811    $   (327,827)   $  (328,831)   $  (381,319)

           0               0               0               0              0              0

  (5,229,424)     (9,458,633)     14,521,850       3,562,660        (69,728)      (838,873)

  17,377,071      13,941,184      64,954,734      43,383,838      3,563,195      3,705,802
------------    ------------    ------------    ------------    -----------    -----------




  11,053,902       3,070,195      80,693,395      46,618,671      3,164,636      2,485,610
------------    ------------    ------------    ------------    -----------    -----------



     410,657         345,050         626,181         503,970         92,318         71,559

 (17,951,686)    (18,433,869)    (32,169,714)    (23,046,183)    (6,422,128)    (6,804,128)


  (5,499,591)     (8,708,739)        464,131      (3,189,605)      (869,255)      (896,465)

     (62,720)        (76,999)        (82,616)        (79,852)       (15,603)       (19,625)
------------    ------------    ------------    ------------    -----------    -----------





 (23,103,340)    (26,874,557)    (31,162,018)    (25,811,670)    (7,214,668)    (7,648,659)
------------    ------------    ------------    ------------    -----------    -----------



 (12,049,438)    (23,804,362)     49,531,377      20,807,001     (4,050,032)    (5,163,049)


 126,204,103     150,008,465     192,823,721     172,016,720     40,404,217     45,567,266
------------    ------------    ------------    ------------    -----------    -----------
$114,154,665    $126,204,103    $242,355,098    $192,823,721    $36,354,185    $40,404,217
============    ============    ============    ============    ===========    ===========

  88,674,396     108,636,431      81,367,198      94,695,241     27,680,136     33,162,132
------------    ------------    ------------    ------------    -----------    -----------
   2,725,290       6,353,033       9,239,458      10,224,870      1,281,777      1,489,848
 (18,303,721)    (26,315,068)    (20,035,883)    (23,552,913)    (6,095,165)    (6,971,844)
------------    ------------    ------------    ------------    -----------    -----------
  73,095,965      88,674,396      70,570,773      81,367,198     22,866,748     27,680,136
============    ============    ============    ============    ===========    ===========




   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



                                       A22

                             FINANCIAL STATEMENTS OF
              PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT


STATEMENT OF CHANGES IN NET ASSETS
For the periods ended December 31, 2006 and 2005
Unaudited


                                                                   SUBACCOUNTS
                               -----------------------------------------------------------------------------------
                                                                CREDIT SUISSE TRUST      AMERICAN CENTURY VP VALUE
                                MFS EMERGING GROWTH SERIES        GLOBAL SMALL CAP                  FUND
                               ---------------------------   -------------------------   -------------------------
                                01/01/2006     01/01/2005     01/01/2006    01/01/2005    01/01/2006    01/01/2005
                                    TO             TO             TO            TO            TO            TO
                                12/31/2006     12/31/2005     12/31/2006    12/31/2005    12/31/2006    12/31/2005
                               ------------   ------------   -----------   -----------   -----------   -----------


OPERATIONS
  Net investment income
     (loss).................   $ (1,431,904)  $ (1,572,189)  $  (326,848)  $  (331,262)  $    15,756   $  (293,265)
  Capital gains
     distributions
     received...............              0              0             0             0     4,997,207     6,246,311
  Realized gain (loss) on
     shares redeemed........     (3,736,670)    (7,816,219)       52,275      (876,560)    1,628,883     1,748,794
  Net change in unrealized
     gain (loss) on
     investments............     11,368,719     17,111,670     2,859,637     4,424,556     2,142,988    (5,702,488)
                               ------------   ------------   -----------   -----------   -----------   -----------

NET INCREASE (DECREASE) IN
     NET ASSETS RESULTING
     FROM OPERATIONS........      6,200,145      7,723,262     2,585,064     3,216,734     8,784,834     1,999,352
                               ------------   ------------   -----------   -----------   -----------   -----------

CONTRACT OWNER TRANSACTIONS
  Contract owner net
     payments...............        320,210        282,164       118,540        50,446       153,948     1,647,926
  Surrenders, withdrawals
     and death benefits.....    (15,846,977)   (15,731,271)   (3,648,248)   (3,017,768)   (8,853,793)   (9,833,652)
  Net transfers between
     other subaccounts or
     fixed rate option......     (4,342,091)    (7,270,979)   (1,000,555)     (612,507)     (164,739)      351,534
  Withdrawal and other
     charges................        (52,613)       (64,560)      (10,016)      (11,332)      (18,992)      (22,423)
                               ------------   ------------   -----------   -----------   -----------   -----------

NET INCREASE (DECREASE) IN
     NET ASSETS RESULTING
     FROM CONTRACT OWNER
     TRANSACTIONS...........    (19,921,471)   (22,784,646)   (4,540,279)   (3,591,161)   (8,883,576)   (7,856,615)
                               ------------   ------------   -----------   -----------   -----------   -----------

TOTAL INCREASE (DECREASE) IN
     NET ASSETS.............    (13,721,326)   (15,061,384)   (1,955,215)     (374,427)      (98,742)   (5,857,263)

NET ASSETS
  Beginning of period.......    111,071,202    126,132,586    24,547,803    24,922,230    58,037,186    63,894,449
                               ------------   ------------   -----------   -----------   -----------   -----------
  End of period.............   $ 97,349,876   $111,071,202   $22,592,588   $24,547,803   $57,938,444   $58,037,186
                               ============   ============   ===========   ===========   ===========   ===========

  Beginning units...........     80,363,288     98,290,772    19,129,672    22,246,516    30,622,715    34,892,219
                               ------------   ------------   -----------   -----------   -----------   -----------
  Units issued..............      2,723,794      3,627,055     1,498,054     2,799,093     3,029,505     4,688,276
  Units redeemed............    (16,871,958)   (21,554,539)   (4,851,925)   (5,915,937)   (7,525,993)   (8,957,780)
                               ------------   ------------   -----------   -----------   -----------   -----------
  Ending units..............     66,215,124     80,363,288    15,775,801    19,129,672    26,126,227    30,622,715
                               ============   ============   ===========   ===========   ===========   ===========




   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



                                       A23

                                                  SUBACCOUNTS (CONTINUED)
---------------------------------------------------------------------------------------------------------------------------
                                                                  PRUDENTIAL DIVERSIFIED
 FRANKLIN SMALL -- MID CAP       PRUDENTIAL JENNISON 20/20          CONSERVATIVE GROWTH
     GROWTH SECURITIES                FOCUS PORTFOLIO                    PORTFOLIO                   DAVIS VALUE FUND
---------------------------    ----------------------------    ----------------------------    ----------------------------
 01/01/2006     01/01/2005      01/01/2006      01/01/2005      01/01/2006      01/01/2005      01/01/2006      01/01/2005
     TO             TO              TO              TO              TO              TO              TO              TO
 12/31/2006     12/31/2005      12/31/2006      12/31/2005      12/31/2006      12/31/2005      12/31/2006      12/31/2005
-----------    ------------    ------------    ------------    ------------    ------------    ------------    ------------



$  (679,858)   $   (745,362)   $   (806,077)   $   (753,601)   $  2,634,896    $  2,574,827    $   (436,232)   $   (308,768)

          0               0       5,034,775               0         581,739               0               0               0

   (559,789)     (1,843,875)      2,036,044         980,144       2,860,658       2,535,471       2,074,119       1,521,013

  4,644,399       4,031,486       3,295,743      12,042,155       1,062,198       2,730,333       7,117,647       4,049,436
-----------    ------------    ------------    ------------    ------------    ------------    ------------    ------------



  3,404,752       1,442,249       9,560,485      12,268,698       7,139,491       7,840,631       8,755,534       5,261,681
-----------    ------------    ------------    ------------    ------------    ------------    ------------    ------------



    194,032         122,356         358,809         335,070         767,914         722,543         169,780       3,295,693

 (7,289,719)     (6,921,090)    (11,930,400)     (8,573,349)    (21,801,072)    (22,210,088)    (11,001,806)    (12,536,561)


 (2,054,216)     (2,983,198)     11,247,247       9,958,462       2,634,427        (513,632)      5,565,032       1,099,053
    (22,412)        (27,221)        (29,026)        (27,737)        (51,572)        (58,383)        (19,584)        (22,598)
-----------    ------------    ------------    ------------    ------------    ------------    ------------    ------------




 (9,172,315)     (9,809,153)       (353,370)      1,692,446     (18,450,303)    (22,059,560)     (5,286,578)     (8,164,413)
-----------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


 (5,767,563)     (8,366,904)      9,207,115      13,961,144     (11,310,812)    (14,218,929)      3,468,956      (2,902,732)


 51,692,857      60,059,761      76,014,319      62,053,175     143,304,253     157,523,182      68,608,248      71,510,980
-----------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
$45,925,294    $ 51,692,857    $ 85,221,434    $ 76,014,319    $131,993,441    $143,304,253    $ 72,077,204    $ 68,608,248
===========    ============    ============    ============    ============    ============    ============    ============

 33,252,845      39,929,116      52,852,609      51,736,138     106,143,747     123,176,004      61,958,336      69,705,276
-----------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
  1,674,159       4,902,886      13,963,256      12,797,348       6,890,914       5,635,885      10,550,005      11,243,279
 (7,363,085)    (11,579,157)    (14,165,108)    (11,680,877)    (20,317,947)    (22,668,142)    (15,117,233)    (18,990,219)
-----------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
 27,563,919      33,252,845      52,650,757      52,852,609      92,716,714     106,143,747      57,391,108      61,958,336
===========    ============    ============    ============    ============    ============    ============    ============




   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



                                       A24

                             FINANCIAL STATEMENTS OF
              PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT


STATEMENT OF CHANGES IN NET ASSETS
For the periods ended December 31, 2006 and 2005
Unaudited


                                                                  SUBACCOUNTS
                             -------------------------------------------------------------------------------------
                              ALLIANCEBERNSTEIN LARGE     PRUDENTIAL SP T.ROWE PRICE
                                        CAP                   LARGE - CAP GROWTH        PRUDENTIAL SP DAVIS VALUE
                                       GROWTH                     PORTFOLIO                     PORTFOLIO
                             -------------------------   ---------------------------   ---------------------------
                              01/01/2006    01/01/2005    01/01/2006     01/01/2005     01/01/2006     01/01/2005
                                  TO            TO            TO             TO             TO             TO
                              12/31/2006    12/31/2005    12/31/2006     12/31/2005     12/31/2006     12/31/2005
                             -----------   -----------   ------------   ------------   ------------   ------------


OPERATIONS
  Net investment income
     (loss)................  $  (145,636)  $  (146,642)  $   (955,441)  $   (870,313)  $ (1,974,102)  $ (1,650,151)
  Capital gains
     distributions
     received..............            0             0      7,445,996              0      4,014,858     23,511,300
  Realized gain (loss) on
     shares redeemed.......       74,305      (174,009)       508,628        581,383      6,588,104      3,081,432
  Net change in unrealized
     gain (loss) on
     investments...........     (232,820)    1,595,857     (4,651,390)     7,870,042     21,436,987     (7,195,824)
                             -----------   -----------   ------------   ------------   ------------   ------------

NET INCREASE (DECREASE) IN
     NET ASSETS RESULTING
     FROM OPERATIONS.......     (304,151)    1,275,206      2,347,793      7,581,112     30,065,847     17,746,757
                             -----------   -----------   ------------   ------------   ------------   ------------

CONTRACT OWNER TRANSACTIONS
  Contract owner net
     payments..............       39,258       956,862      3,532,886      3,811,192     10,511,013     18,436,514
  Surrenders, withdrawals
     and death benefits....   (1,686,528)   (2,584,759)    (5,011,963)    (3,832,314)   (25,699,897)   (16,039,171)
  Net transfers between
     other subaccounts or
     fixed rate option.....      427,506       325,543       (290,172)    (1,092,616)    (7,681,335)    (4,738,940)
  Withdrawal and other
     charges...............       (3,450)       (4,144)      (125,847)      (109,082)      (462,943)      (425,176)
                             -----------   -----------   ------------   ------------   ------------   ------------

NET INCREASE (DECREASE) IN
     NET ASSETS RESULTING
     FROM CONTRACT OWNER
     TRANSACTIONS..........   (1,223,214)   (1,306,498)    (1,895,096)    (1,222,820)   (23,333,162)    (2,766,773)
                             -----------   -----------   ------------   ------------   ------------   ------------

TOTAL INCREASE (DECREASE)
     IN NET ASSETS.........   (1,527,365)      (31,292)       452,697      6,358,292      6,732,685     14,979,984

NET ASSETS
  Beginning of period......   11,254,687    11,285,979     59,791,004     53,432,712    243,820,277    228,840,293
                             -----------   -----------   ------------   ------------   ------------   ------------
  End of period............  $ 9,727,322   $11,254,687   $ 60,243,701   $ 59,791,004   $250,552,962   $243,820,277
                             ===========   ===========   ============   ============   ============   ============

  Beginning units..........   17,224,572    19,559,751     57,241,744     60,176,615    185,836,395    189,703,912
                             -----------   -----------   ------------   ------------   ------------   ------------
  Units issued.............    2,966,103     3,117,804      8,134,217      9,685,721     18,333,804     31,802,115
  Units redeemed...........   (4,995,641)   (5,452,983)   (11,156,472)   (12,620,592)   (36,057,308)   (35,669,632)
                             -----------   -----------   ------------   ------------   ------------   ------------
  Ending units.............   15,195,034    17,224,572     54,219,489     57,241,744    168,112,891    185,836,395
                             ===========   ===========   ============   ============   ============   ============




   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



                                       A25

                                                  SUBACCOUNTS (CONTINUED)
---------------------------------------------------------------------------------------------------------------------------
   PRUDENTIAL SP SMALL CAP                                                                       PRUDENTIAL SP PIMCO HIGH
            VALUE                 PRUDENTIAL SP SMALL-CAP        PRUDENTIAL SP PIMCO TOTAL                 YIELD
          PORTFOLIO                   GROWTH PORTFOLIO               RETURN PORTFOLIO                    PORTFOLIO
----------------------------    ---------------------------    ----------------------------    ----------------------------
 01/01/2006      01/01/2005      01/01/2006     01/01/2005      01/01/2006      01/01/2005      01/01/2006      01/01/2005
     TO              TO              TO             TO              TO              TO              TO              TO
 12/31/2006      12/31/2005      12/31/2006     12/31/2005      12/31/2006      12/31/2005      12/31/2006      12/31/2005
------------    ------------    -----------    ------------    ------------    ------------    ------------    ------------



$ (2,349,692)   $ (2,330,433)   $  (672,905)   $   (598,496)   $ 11,859,849    $ 14,937,975    $ 10,636,930    $  9,373,638

  36,429,250      25,276,567              0               0               0       8,173,454       1,714,194       2,712,916

   2,811,424       3,784,154        831,740         291,398      (1,222,088)        906,429          (1,061)        749,369

 (10,028,572)    (19,811,506)     3,809,234         770,574      (1,890,850)    (20,179,812)      1,543,842      (8,389,007)
------------    ------------    -----------    ------------    ------------    ------------    ------------    ------------



  26,862,410       6,918,782      3,968,069         463,476       8,746,911       3,838,046      13,893,905       4,446,916
------------    ------------    -----------    ------------    ------------    ------------    ------------    ------------



   4,626,658      21,085,909      2,350,991       4,388,235      17,130,252      34,218,653       6,055,059      17,885,556

 (19,309,803)    (16,478,645)    (3,676,358)     (2,300,517)    (54,878,386)    (47,726,383)    (16,476,824)    (16,052,943)


 (14,544,074)       (250,597)      (541,308)         20,758      (6,758,001)      5,866,695      (8,622,375)     (3,639,342)
    (459,103)       (409,054)       (96,889)        (77,897)       (686,339)       (650,901)       (392,938)       (365,277)
------------    ------------    -----------    ------------    ------------    ------------    ------------    ------------




 (29,686,322)      3,947,613     (1,963,564)      2,030,579     (45,192,474)     (8,291,936)    (19,437,078)     (2,172,006)
------------    ------------    -----------    ------------    ------------    ------------    ------------    ------------


  (2,823,912)     10,866,395      2,004,505       2,494,055     (36,445,563)     (4,453,890)     (5,543,173)      2,274,910


 224,147,356     213,280,961     39,327,683      36,833,628     466,974,402     471,428,292     191,575,200     189,300,290
------------    ------------    -----------    ------------    ------------    ------------    ------------    ------------
$221,323,444    $224,147,356    $41,332,188    $ 39,327,683    $430,528,839    $466,974,402    $186,032,027    $191,575,200
============    ============    ===========    ============    ============    ============    ============    ============

 151,549,798     149,233,424     39,603,085      38,776,789     398,806,077     403,101,649     145,354,556     146,925,441
------------    ------------    -----------    ------------    ------------    ------------    ------------    ------------
  11,424,032      40,666,757      7,036,724      12,128,237      51,983,625      89,517,837      14,462,247      37,496,619
 (30,658,328)    (38,350,383)    (9,141,528)    (11,301,941)    (89,004,715)    (93,813,409)    (28,818,648)    (39,067,504)
------------    ------------    -----------    ------------    ------------    ------------    ------------    ------------
 132,315,502     151,549,798     37,498,281      39,603,085     361,784,987     398,806,077     130,998,155     145,354,556
============    ============    ===========    ============    ============    ============    ============    ============




   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



                                       A26

                             FINANCIAL STATEMENTS OF
              PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT


STATEMENT OF CHANGES IN NET ASSETS
For the periods ended December 31, 2006 and 2005
Unaudited


                                                                  SUBACCOUNTS
                              -----------------------------------------------------------------------------------
                                JANUS ASPEN LARGE CAP
                                        GROWTH              PRUDENTIAL SP LARGE CAP
                                 PORTFOLIO - SERVICE                 VALUE                PRUDENTIAL SP AIM CORE
                                        SHARES                     PORTFOLIO                 EQUITY PORTFOLIO
                              -------------------------   ---------------------------   -------------------------
                               01/01/2006    01/01/2005    01/01/2006     01/01/2005     01/01/2006    01/01/2005
                                   TO            TO            TO             TO             TO            TO
                               12/31/2006    12/31/2005    12/31/2006     12/31/2005     12/31/2006    12/31/2005
                              -----------   -----------   ------------   ------------   -----------   -----------


OPERATIONS
  Net investment income
     (loss).................  $  (293,918)  $  (320,207)  $   (256,670)  $   (781,670)  $  (196,132)  $  (166,283)
  Capital gains
     distributions
     received...............            0             0      5,081,336      2,578,872     1,596,679             0
  Realized gain (loss) on
     shares redeemed........      475,493       137,201      4,631,394      2,811,229       664,648       416,012
  Net change in unrealized
     gain (loss) on
     investments............    1,792,943       673,073      6,079,139        703,945     1,718,731       577,096
                              -----------   -----------   ------------   ------------   -----------   -----------

NET INCREASE (DECREASE) IN
     NET ASSETS RESULTING
     FROM OPERATIONS........    1,974,518       490,067     15,535,199      5,312,376     3,783,926       826,825
                              -----------   -----------   ------------   ------------   -----------   -----------

CONTRACT OWNER TRANSACTIONS
  Contract owner net
     payments...............    1,320,907     1,767,048      1,003,336     11,218,607     1,005,138     2,106,951
  Surrenders, withdrawals
     and death benefits.....   (1,906,714)   (1,714,278)   (11,371,768)    (8,959,942)   (3,050,911)   (1,980,207)
  Net transfers between
     other subaccounts or
     fixed rate option......     (369,511)   (1,089,399)   (12,248,805)     6,648,927      (465,105)       58,241
  Withdrawal and other
     charges................      (45,493)      (41,469)      (178,422)      (155,278)      (51,723)      (46,630)
                              -----------   -----------   ------------   ------------   -----------   -----------

NET INCREASE (DECREASE) IN
     NET ASSETS RESULTING
     FROM CONTRACT OWNER
     TRANSACTIONS...........   (1,000,811)   (1,078,098)   (22,795,659)     8,752,314    (2,562,601)      138,355
                              -----------   -----------   ------------   ------------   -----------   -----------

TOTAL INCREASE (DECREASE) IN
     NET ASSETS.............      973,707      (588,031)    (7,260,460)    14,064,690     1,221,325       965,180

NET ASSETS
  Beginning of period.......   21,743,644    22,331,675    108,300,922     94,236,232    28,299,418    27,334,238
                              -----------   -----------   ------------   ------------   -----------   -----------
  End of period.............  $22,717,351   $21,743,644   $101,040,462   $108,300,922   $29,520,743   $28,299,418
                              ===========   ===========   ============   ============   ===========   ===========

  Beginning units...........   24,175,461    26,094,846     84,381,837     77,840,739    28,460,491    28,927,452
                              -----------   -----------   ------------   ------------   -----------   -----------
  Units issued..............    2,904,590     4,361,603      3,481,951     29,167,477     2,235,493     4,898,050
  Units redeemed............   (4,408,868)   (6,280,988)   (20,810,944)   (22,626,379)   (4,859,012)   (5,365,011)
                              -----------   -----------   ------------   ------------   -----------   -----------
  Ending units..............   22,671,183    24,175,461     67,052,844     84,381,837    25,836,972    28,460,491
                              ===========   ===========   ============   ============   ===========   ===========




   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



                                       A27

                                  SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------

  PRUDENTIAL SP STRATEGIC
         PARTNERS             PRUDENTIAL SP MID CAP GROWTH     SP PRUDENTIAL U.S. EMERGING
 FOCUSED GROWTH PORTFOLIO               PORTFOLIO                   GROWTH PORTFOLIO
--------------------------    ----------------------------    ----------------------------
 01/01/2006     01/01/2005     01/01/2006      01/01/2005      01/01/2006      01/01/2005
     TO             TO             TO              TO              TO              TO
 12/31/2006     12/31/2005     12/31/2006      12/31/2005      12/31/2006      12/31/2005
-----------    -----------    ------------    ------------    ------------    ------------



$  (497,896)   $  (436,880)   $ (1,854,302)   $ (1,773,781)   $ (2,511,466)   $ (2,062,216)

  2,119,931              0               0               0      12,328,044      18,576,610

    670,175        692,794       4,087,269       2,231,696       4,041,731       1,595,404

 (3,152,375)     3,435,147      (6,466,361)      7,045,991      (2,440,923)      4,930,506
-----------    -----------    ------------    ------------    ------------    ------------



   (860,165)     3,691,061      (4,233,394)      7,503,906      11,417,386      23,040,304
-----------    -----------    ------------    ------------    ------------    ------------



  2,147,618      2,929,254       3,541,936      11,070,912       7,991,022      14,013,578

 (2,695,049)    (1,930,167)    (10,555,437)     (7,540,102)    (12,933,767)     (8,584,704)


     86,453      1,514,349      (9,235,529)     20,816,144      (8,936,571)     20,462,030
    (59,586)       (51,911)       (252,055)       (223,090)       (324,994)       (267,234)
-----------    -----------    ------------    ------------    ------------    ------------




   (520,564)     2,461,525     (16,501,085)     24,123,864     (14,204,310)     25,623,670
-----------    -----------    ------------    ------------    ------------    ------------


 (1,380,729)     6,152,586     (20,734,479)     31,627,770      (2,786,924)     48,663,974


 32,169,917     26,017,331     124,278,059      92,650,289     156,928,283     108,264,309
-----------    -----------    ------------    ------------    ------------    ------------
$30,789,188    $32,169,917    $103,543,580    $124,278,059    $154,141,359    $156,928,283
===========    ===========    ============    ============    ============    ============

 29,853,860     28,429,602     118,076,359      95,142,820     114,303,297      93,664,569
-----------    -----------    ------------    ------------    ------------    ------------
  6,656,995      8,673,302      12,236,156      58,029,480      19,216,598      49,131,035
 (7,654,332)    (7,249,044)    (31,002,948)    (35,095,941)    (29,970,959)    (28,492,307)
-----------    -----------    ------------    ------------    ------------    ------------
 28,856,523     29,853,860      99,309,567     118,076,359     103,548,936     114,303,297
===========    ===========    ============    ============    ============    ============




   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



                                       A28

                             FINANCIAL STATEMENTS OF
              PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT


STATEMENT OF CHANGES IN NET ASSETS
For the periods ended December 31, 2006 and 2005
Unaudited


                                                                   SUBACCOUNTS
                                          -------------------------------------------------------------
                                           PRUDENTIAL SP CONSERVATIVE     PRUDENTIAL SP BALANCED ASSET
                                           ASSET ALLOCATION PORTFOLIO         ALLOCATION PORTFOLIO
                                          ---------------------------   -------------------------------
                                           01/01/2006     01/01/2005      01/01/2006       01/01/2005
                                               TO             TO              TO               TO
                                           12/31/2006     12/31/2005      12/31/2006       12/31/2005
                                          ------------   ------------   --------------   --------------


OPERATIONS
  Net investment income (loss)..........  $ 10,491,673   $ (1,906,620)  $   10,241,787   $   (8,391,491)
  Capital gains distributions received..     9,020,871     15,754,443       20,728,207       28,541,150
  Realized gain (loss) on shares
     redeemed...........................     7,027,890      5,522,383       20,153,371       10,206,946
  Net change in unrealized gain (loss)
     on investments.....................    12,609,400      3,789,792       54,338,488       33,460,032
                                          ------------   ------------   --------------   --------------

NET INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS..........    39,149,834     23,159,998      105,461,853       63,816,637
                                          ------------   ------------   --------------   --------------

CONTRACT OWNER TRANSACTIONS
  Contract owner net payments...........    14,132,392    162,746,860       37,422,700      421,371,087
  Surrenders, withdrawals and death
     benefits...........................   (56,221,510)   (42,660,061)     (89,526,567)     (63,097,609)
  Net transfers between other
     subaccounts or fixed rate option...    (6,178,233)    27,739,956      (34,149,296)      71,151,118
  Withdrawal and other charges..........      (936,641)      (800,392)      (2,253,858)      (1,811,394)
                                          ------------   ------------   --------------   --------------

NET INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM CONTRACT OWNER
     TRANSACTIONS.......................   (49,203,992)   147,026,363      (88,507,021)     427,613,202
                                          ------------   ------------   --------------   --------------

TOTAL INCREASE (DECREASE) IN NET
  ASSETS................................   (10,054,158)   170,186,361       16,954,832      491,429,839

NET ASSETS
  Beginning of period...................   603,052,233    432,865,872    1,263,779,736      772,349,897
                                          ------------   ------------   --------------   --------------
  End of period.........................  $592,998,075   $603,052,233   $1,280,734,568   $1,263,779,736
                                          ============   ============   ==============   ==============

  Beginning units.......................   413,947,172    368,692,494      772,288,551      636,614,087
                                          ------------   ------------   --------------   --------------
  Units issued..........................    31,934,422    131,017,800       61,749,203      267,261,849
  Units redeemed........................   (69,741,613)   (85,763,122)    (123,531,184)    (131,587,385)
                                          ------------   ------------   --------------   --------------
  Ending units..........................   376,139,981    413,947,172      710,506,570      772,288,551
                                          ============   ============   ==============   ==============




   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



                                       A29

                                     SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------
                                      PRUDENTIAL SP AGGRESSIVE       PRUDENTIAL SP INTERNATIONAL
   PRUDENTIAL SP GROWTH ASSET                  GROWTH                          GROWTH
      ALLOCATION PORTFOLIO           ASSET ALLOCATION PORTFOLIO               PORTFOLIO
--------------------------------    ----------------------------    ----------------------------
  01/01/2006        01/01/2005       01/01/2006      01/01/2005      01/01/2006      01/01/2005
      TO                TO               TO              TO              TO              TO
  12/31/2006        12/31/2005       12/31/2006      12/31/2005      12/31/2006      12/31/2005
--------------    --------------    ------------    ------------    ------------    ------------



$      471,721    $   (9,710,264)   $    386,878    $ (1,984,517)   $    173,608    $   (712,287)
    16,698,104        23,715,519       3,770,998       4,927,915       6,926,970       3,115,642
    21,984,237         9,694,025       4,507,293       1,796,723       3,003,521       1,531,954
    74,917,309        44,912,109       9,665,867       7,633,077       6,419,977       6,591,023
--------------    --------------    ------------    ------------    ------------    ------------


   114,071,371        68,611,389      18,331,036      12,373,198      16,524,076      10,526,332
--------------    --------------    ------------    ------------    ------------    ------------


    36,910,200       427,838,765       3,338,407      25,314,484       7,984,831      10,794,872
   (60,617,715)      (39,846,844)    (11,240,601)     (6,046,274)     (7,119,759)     (4,338,616)

   (50,032,379)       47,604,714      (9,628,405)     10,277,529       3,068,004       3,791,972
    (2,264,293)       (1,732,873)       (490,339)       (398,235)       (182,211)       (128,275)
--------------    --------------    ------------    ------------    ------------    ------------



   (76,004,187)      433,863,762     (18,020,938)     29,147,504       3,750,865      10,119,953
--------------    --------------    ------------    ------------    ------------    ------------


    38,067,184       502,475,151         310,098      41,520,702      20,274,941      20,646,285

 1,099,498,635       597,023,484     159,065,129     117,544,427      83,907,994      63,261,709
--------------    --------------    ------------    ------------    ------------    ------------
$1,137,565,819    $1,099,498,635    $159,375,227    $159,065,129    $104,182,935    $ 83,907,994
==============    ==============    ============    ============    ============    ============

   593,162,776       477,746,127     112,978,849      92,088,746      65,435,957      58,452,618
--------------    --------------    ------------    ------------    ------------    ------------
    54,892,208       202,435,601       5,580,553      37,980,858      19,670,956      22,995,106
   (97,717,985)      (87,018,952)    (18,218,223)    (17,090,755)    (17,973,139)    (16,011,767)
--------------    --------------    ------------    ------------    ------------    ------------
   550,336,999       593,162,776     100,341,179     112,978,849      67,133,774      65,435,957
==============    ==============    ============    ============    ============    ============




   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



                                       A30

                             FINANCIAL STATEMENTS OF
              PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT


STATEMENT OF CHANGES IN NET ASSETS
For the periods ended December 31, 2006 and 2005
Unaudited


                                                                   SUBACCOUNTS
                                 -------------------------------------------------------------------------------
                                 PRUDENTIAL SP INTERNATIONAL    EVERGREEN VA BALANCED      EVERGREEN VA GROWTH
                                       VALUE PORTFOLIO                   FUND                      FUND
                                 ---------------------------   -----------------------   -----------------------
                                  01/01/2006     01/01/2005    01/01/2006   01/01/2005   01/01/2006   01/01/2005
                                      TO             TO            TO           TO           TO           TO
                                  12/31/2006     12/31/2005    12/31/2006   12/31/2005   12/31/2006   12/31/2005
                                 ------------   ------------   ----------   ----------   ----------   ----------


OPERATIONS
  Net investment income
     (loss)....................  $   (153,656)  $   (858,931)  $    9,090   $    9,185   $  (22,565)  $  (22,939)
  Capital gains distributions
     received..................     1,116,378      6,300,490            0            0       63,010            0
  Realized gain (loss) on
     shares redeemed...........     3,553,045      1,254,808       23,457       29,775       48,518       37,698
  Net change in unrealized gain
     (loss) on investments.....    17,714,987      1,817,970       61,016       (1,130)      40,683       29,857
                                 ------------   ------------   ----------   ----------   ----------   ----------

NET INCREASE (DECREASE) IN NET
     ASSETS RESULTING FROM
     OPERATIONS................    22,230,754      8,514,337       93,563       37,830      129,646       44,616
                                 ------------   ------------   ----------   ----------   ----------   ----------

CONTRACT OWNER TRANSACTIONS
  Contract owner net payments..     7,598,898      9,680,868      134,069       79,494        8,990       39,813
  Surrenders, withdrawals and
     death benefits............    (7,287,268)    (5,503,963)    (156,925)    (163,638)     (93,662)    (139,627)
  Net transfers between other
     subaccounts or fixed rate
     option....................     4,320,208      4,017,247      (31,467)    (271,303)       4,446     (139,297)
  Withdrawal and other
     charges...................      (196,599)      (148,186)      (2,327)      (2,079)      (2,124)      (2,126)
                                 ------------   ------------   ----------   ----------   ----------   ----------

NET INCREASE (DECREASE) IN NET
     ASSETS RESULTING FROM
     CONTRACT OWNER
     TRANSACTIONS..............     4,435,239      8,045,966      (56,650)    (357,526)     (82,350)    (241,237)
                                 ------------   ------------   ----------   ----------   ----------   ----------

TOTAL INCREASE (DECREASE) IN
     NET ASSETS................    26,665,993     16,560,303       36,913     (319,696)      47,296     (196,621)

NET ASSETS
  Beginning of period..........    80,894,938     64,334,635    1,234,063    1,553,759    1,339,099    1,535,720
                                 ------------   ------------   ----------   ----------   ----------   ----------
  End of period................  $107,560,931   $ 80,894,938   $1,270,976   $1,234,063   $1,386,395   $1,339,099
                                 ============   ============   ==========   ==========   ==========   ==========

  Beginning units..............    61,883,853     56,154,796    1,017,266    1,325,909      848,705    1,019,764
                                 ------------   ------------   ----------   ----------   ----------   ----------
  Units issued.................    17,076,081     19,471,361      153,091      196,401       64,845       56,071
  Units redeemed...............   (14,433,030)   (13,742,304)    (198,961)    (505,044)    (108,717)    (227,130)
                                 ------------   ------------   ----------   ----------   ----------   ----------
  Ending units.................    64,526,904     61,883,853      971,396    1,017,266      804,833      848,705
                                 ============   ============   ==========   ==========   ==========   ==========




   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



                                       A31

                                           SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------------------
                                                              EVERGREEN VA
                              EVERGREEN VA SPECIAL        INTERNATIONAL EQUITY      EVERGREEN VA FUNDAMENTAL
 EVERGREEN VA OMEGA FUND           VALUES FUND                    FUND                   LARGE CAP FUND
------------------------    ------------------------    ------------------------    ------------------------
01/01/2006    01/01/2005    01/01/2006    01/01/2005    01/01/2006    01/01/2005    01/01/2006    01/01/2005
    TO            TO            TO            TO            TO            TO            TO            TO
12/31/2006    12/31/2005    12/31/2006    12/31/2005    12/31/2006    12/31/2005    12/31/2006    12/31/2005
----------    ----------    ----------    ----------    ----------    ----------    ----------    ----------



$  (50,455)   $  (46,459)   $  (39,046)   $  (26,608)   $   41,089    $   12,737    $  (17,680)   $  (25,657)
         0             0       525,613       417,032       103,237             0        65,793             0

    72,435        56,031       129,556       104,221        68,595        17,640        99,095        52,618

    99,631        39,593       132,620      (161,923)      166,814       176,546       268,009       312,399
----------    ----------    ----------    ----------    ----------    ----------    ----------    ----------



   121,611        49,165       748,743       332,722       379,735       206,923       415,217       339,360
----------    ----------    ----------    ----------    ----------    ----------    ----------    ----------


   115,636        23,403        87,728       159,783       165,011       301,295        46,874        52,142

  (226,124)     (124,117)     (233,836)     (162,448)     (147,286)      (40,262)     (438,073)     (299,334)

  (183,486)     (269,892)       45,975        (1,147)       68,209       202,051         7,251     1,059,437
    (6,524)       (7,487)      (10,357)      (10,022)       (2,883)       (2,294)       (8,850)       (9,389)
----------    ----------    ----------    ----------    ----------    ----------    ----------    ----------




  (300,498)     (378,093)     (110,490)      (13,834)       83,051       460,790      (392,798)      802,856
----------    ----------    ----------    ----------    ----------    ----------    ----------    ----------


  (178,887)     (328,928)      638,253       318,888       462,786       667,713        22,419     1,142,216


 3,140,508     3,469,436     4,151,892     3,833,004     1,730,007     1,062,294     4,117,759     2,975,543
----------    ----------    ----------    ----------    ----------    ----------    ----------    ----------
$2,961,621    $3,140,508    $4,790,145    $4,151,892    $2,192,793    $1,730,007    $4,140,178    $4,117,759
==========    ==========    ==========    ==========    ==========    ==========    ==========    ==========

 2,202,758     2,483,750     2,585,613     2,603,188       124,000        86,839       343,937       266,436
----------    ----------    ----------    ----------    ----------    ----------    ----------    ----------
   176,623       219,850       417,995       465,465        25,107        55,172        21,233       137,539
  (393,597)     (500,842)     (504,430)     (483,040)      (19,278)      (18,011)      (53,113)      (60,038)
----------    ----------    ----------    ----------    ----------    ----------    ----------    ----------
 1,985,784     2,202,758     2,499,178     2,585,613       129,829       124,000       312,057       343,937
==========    ==========    ==========    ==========    ==========    ==========    ==========    ==========




   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



                                       A32

                             FINANCIAL STATEMENTS OF
              PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT


STATEMENT OF CHANGES IN NET ASSETS
For the periods ended December 31, 2006 and 2005
Unaudited


                                                                      SUBACCOUNTS
                                    ------------------------------------------------------------------------------
                                      AST ALLIANCEBERNSTEIN      AST AMERICAN CENTURY       AST AMERICAN CENTURY
                                         GROWTH & INCOME            INCOME & GROWTH          STRATEGIC BALANCED
                                            PORTFOLIO                  PORTFOLIO                  PORTFOLIO
                                    ------------------------   ------------------------   ------------------------
                                    01/01/2006   03/14/2005*   01/01/2006   03/14/2005*   01/01/2006   03/14/2005*
                                        TO            TO           TO            TO           TO            TO
                                    12/31/2006    12/31/2005   12/31/2006    12/31/2005   12/31/2006    12/31/2005
                                    ----------   -----------   ----------   -----------   ----------   -----------


OPERATIONS
  Net investment income (loss)....  $  (37,487)   $   (5,114)  $  (13,783)   $   (8,827)  $   (8,466)    $ (6,949)
  Capital gains distributions
     received.....................           0             0            0             0       28,647            0
  Realized gain (loss) on shares
     redeemed.....................      38,651         2,206       24,879         4,004        1,714          181
  Net change in unrealized gain
     (loss) on investments........     597,342        33,647      526,444        35,315      163,188       27,207
                                    ----------    ----------   ----------    ----------   ----------     --------

NET INCREASE (DECREASE) IN NET
     ASSETS RESULTING FROM
     OPERATIONS...................     598,506        30,739      537,540        30,492      185,083       20,439
                                    ----------    ----------   ----------    ----------   ----------     --------

CONTRACT OWNER TRANSACTIONS
  Contract owner net payments.....   2,900,150       684,550    1,899,972       972,483    1,646,385      491,932
  Surrenders, withdrawals and
     death benefits...............    (125,524)      (58,676)    (119,139)      (47,695)     (10,892)        (231)
  Net transfers between other
     subaccounts or fixed rate
     option.......................   2,278,702       520,232    1,364,866       494,472      155,950      387,548
  Withdrawal and other charges....      (1,873)          (84)      (4,619)         (234)        (820)         (87)
                                    ----------    ----------   ----------    ----------   ----------     --------

NET INCREASE (DECREASE) IN NET
     ASSETS RESULTING FROM
     CONTRACT OWNER TRANSACTIONS..   5,051,455     1,146,022    3,141,080     1,419,026    1,790,623      879,162
                                    ----------    ----------   ----------    ----------   ----------     --------

TOTAL INCREASE (DECREASE) IN NET
     ASSETS.......................   5,649,961     1,176,761    3,678,620     1,449,518    1,975,706      899,601

NET ASSETS
  Beginning of period.............   1,176,761             0    1,449,518             0      899,601            0
                                    ----------    ----------   ----------    ----------   ----------     --------
  End of period...................  $6,826,722    $1,176,761   $5,128,138    $1,449,518   $2,875,307     $899,601
                                    ==========    ==========   ==========    ==========   ==========     ========

  Beginning units.................     114,672             0      140,275             0       87,237            0
                                    ----------    ----------   ----------    ----------   ----------     --------
  Units issued....................     540,159       136,208      389,604       157,477      232,858      102,420
  Units redeemed..................     (68,058)      (21,536)     (93,291)      (17,202)     (59,041)     (15,183)
                                    ----------    ----------   ----------    ----------   ----------     --------
  Ending units....................     586,773       114,672      436,588       140,275      261,054       87,237
                                    ==========    ==========   ==========    ==========   ==========     ========




* Date subaccount became available for investment

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



                                       A33

                               SUBACCOUNTS (CONTINUED)
-------------------------------------------------------------------------------------

 AST COHEN & STEERS REALTY      AST GLOBAL ALLOCATION       AST DEAM LARGE-CAP VALUE
         PORTFOLIO                    PORTFOLIO                     PORTFOLIO
--------------------------    -------------------------    --------------------------
 01/01/2006    03/14/2005*    01/01/2006    03/14/2005*     01/01/2006    03/14/2005*
     TO             TO            TO             TO             TO             TO
 12/31/2006     12/31/2005    12/31/2006     12/31/2005     12/31/2006     12/31/2005
-----------    -----------    ----------    -----------    -----------    -----------



$   (93,781)    $  (33,437)   $   (9,533)     $ (1,664)    $   (89,918)    $  (17,173)
  1,053,171          3,254             0             0         482,993              0
    140,817         19,238         7,033           672          35,829          7,423

  2,529,944        257,528       253,979        13,106       1,317,499        144,175
-----------     ----------    ----------      --------     -----------     ----------



  3,630,151        246,583       251,479        12,114       1,746,403        134,425
-----------     ----------    ----------      --------     -----------     ----------


  6,299,187      2,091,786     2,673,942       417,043       5,515,769      1,586,392
   (796,631)      (266,638)      (18,210)         (784)       (409,840)       (39,967)

  6,862,975      3,256,053       490,127        66,093       8,729,843      1,491,307
    (13,507)        (2,349)         (532)          (61)         (4,946)          (748)
-----------     ----------    ----------      --------     -----------     ----------



 12,352,024      5,078,852     3,145,327       482,291      13,830,826      3,036,984
-----------     ----------    ----------      --------     -----------     ----------


 15,982,175      5,325,435     3,396,806       494,405      15,577,229      3,171,409


  5,325,435              0       494,405             0       3,171,409              0
-----------     ----------    ----------      --------     -----------     ----------
$21,307,610     $5,325,435    $3,891,211      $494,405     $18,748,638     $3,171,409
===========     ==========    ==========      ========     ===========     ==========

    443,049              0        46,597             0         295,846              0
-----------     ----------    ----------      --------     -----------     ----------
  1,187,665        567,935       351,163        49,353       1,410,264        359,067
   (272,234)      (124,886)      (55,009)       (2,756)       (225,525)       (63,221)
-----------     ----------    ----------      --------     -----------     ----------
  1,358,480        443,049       342,751        46,597       1,480,585        295,846
===========     ==========    ==========      ========     ===========     ==========




   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



                                       A34

                             FINANCIAL STATEMENTS OF
              PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT


STATEMENT OF CHANGES IN NET ASSETS
For the periods ended December 31, 2006 and 2005
Unaudited


                                                                      SUBACCOUNTS
                                    ------------------------------------------------------------------------------

                                       AST DEAM SMALL-CAP      AST DEAM SMALL-CAP VALUE
                                        GROWTH PORTFOLIO               PORTFOLIO          AST HIGH YIELD PORTFOLIO
                                    ------------------------   ------------------------   ------------------------
                                    01/01/2006   03/14/2005*   01/01/2006   03/14/2005*   01/01/2006   03/14/2005*
                                        TO            TO           TO            TO           TO            TO
                                    12/31/2006    12/31/2005   12/31/2006    12/31/2005   12/31/2006    12/31/2005
                                    ----------   -----------   ----------   -----------   ----------   -----------


OPERATIONS
  Net investment income (loss)....  $  (35,695)    $ (4,414)   $  (36,198)   $   (7,207)  $  223,409    $   (9,266)
  Capital gains distributions
     received.....................           0            0        91,901           329            0             0
  Realized gain (loss) on shares
     redeemed.....................     (49,139)       3,774         3,635          (736)     (28,212)       (5,079)
  Net change in unrealized gain
     (loss) on investments........      66,177       18,699       355,048        (1,359)     291,656        43,783
                                    ----------     --------    ----------    ----------   ----------    ----------

NET INCREASE (DECREASE) IN NET
     ASSETS RESULTING FROM
     OPERATIONS...................     (18,657)      18,059       414,386        (8,973)     486,853        29,438
                                    ----------     --------    ----------    ----------   ----------    ----------

CONTRACT OWNER TRANSACTIONS
  Contract owner net payments.....   1,814,468      448,083     1,428,802       568,507    2,839,484     1,531,574
  Surrenders, withdrawals and
     death benefits...............    (141,538)     (60,972)     (129,923)       (7,491)    (298,060)      (45,531)
  Net transfers between other
     subaccounts or fixed rate
     option.......................     628,340      242,591     1,342,110       600,138    2,712,050     1,191,078
  Withdrawal and other charges....      (2,066)         (79)       (4,173)         (362)      (7,449)       (1,120)
                                    ----------     --------    ----------    ----------   ----------    ----------

NET INCREASE (DECREASE) IN NET
     ASSETS RESULTING FROM
     CONTRACT OWNER TRANSACTIONS..   2,299,204      629,623     2,636,816     1,160,792    5,246,025     2,676,001
                                    ----------     --------    ----------    ----------   ----------    ----------

TOTAL INCREASE (DECREASE) IN NET
     ASSETS.......................   2,280,547      647,682     3,051,202     1,151,819    5,732,878     2,705,439

NET ASSETS
  Beginning of period.............     647,682            0     1,151,819             0    2,705,439             0
                                    ----------     --------    ----------    ----------   ----------    ----------
  End of period...................  $2,928,229     $647,682    $4,203,021    $1,151,819   $8,438,317    $2,705,439
                                    ==========     ========    ==========    ==========   ==========    ==========

  Beginning units.................      62,813            0       114,953             0      274,409             0
                                    ----------     --------    ----------    ----------   ----------    ----------
  Units issued....................     346,413      101,893       317,762       136,333      691,722       339,876
  Units redeemed..................    (135,378)     (39,080)      (72,037)      (21,380)    (175,958)      (65,467)
                                    ----------     --------    ----------    ----------   ----------    ----------
  Ending units....................     273,848       62,813       360,678       114,953      790,173       274,409
                                    ==========     ========    ==========    ==========   ==========    ==========




* Date subaccount became available for investment

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



                                       A35

                                             SUBACCOUNTS (CONTINUED)
-----------------------------------------------------------------------------------------------------------------
                                                                                            AST GOLDMAN SACHS
 AST FEDERATED AGGRESSIVE        AST MID-CAP VALUE            AST SMALL-CAP VALUE          CONCENTRATED GROWTH
     GROWTH PORTFOLIO                PORTFOLIO                     PORTFOLIO                    PORTFOLIO
-------------------------    -------------------------    --------------------------    -------------------------
01/01/2006    03/14/2005*    01/01/2006    03/14/2005*     01/01/2006    03/14/2005*    01/01/2006    03/14/2005*
    TO             TO            TO             TO             TO             TO            TO             TO
12/31/2006     12/31/2005    12/31/2006     12/31/2005     12/31/2006     12/31/2005    12/31/2006     12/31/2005
----------    -----------    ----------    -----------    -----------    -----------    ----------    -----------



$  (91,964)    $  (15,546)   $  (38,207)    $   (9,047)   $   (82,197)    $  (14,429)   $  (41,777)    $   (5,925)
   115,208          2,785       310,852              0        177,273            273             0              0
    55,377         19,579       (20,787)         4,302         26,923         29,323        19,278          5,545

   408,366        212,525        64,573         26,773        780,907         59,084       283,884         35,023
----------     ----------    ----------     ----------    -----------     ----------    ----------     ----------



   486,987        219,343       316,431         22,028        902,906         74,251       261,385         34,643
----------     ----------    ----------     ----------    -----------     ----------    ----------     ----------


 2,500,166      1,199,221     1,871,240      1,086,191      2,988,546      1,162,010     2,024,690        733,264
  (333,342)       (18,952)     (130,570)       (20,987)      (273,631)       (13,423)     (129,924)        (7,226)

 2,304,361      1,859,709       988,141        392,863      4,125,739      1,212,553     2,147,634        280,049
    (9,677)        (1,660)       (3,944)          (141)        (8,211)        (2,516)       (2,959)           (76)
----------     ----------    ----------     ----------    -----------     ----------    ----------     ----------



 4,461,508      3,038,318     2,724,867      1,457,926      6,832,443      2,358,624     4,039,441      1,006,011
----------     ----------    ----------     ----------    -----------     ----------    ----------     ----------


 4,948,495      3,257,661     3,041,298      1,479,954      7,735,349      2,432,875     4,300,826      1,040,654


 3,257,661              0     1,479,954              0      2,432,875              0     1,040,654              0
----------     ----------    ----------     ----------    -----------     ----------    ----------     ----------
$8,206,156     $3,257,661    $4,521,252     $1,479,954    $10,168,224     $2,432,875    $5,341,480     $1,040,654
==========     ==========    ==========     ==========    ===========     ==========    ==========     ==========

   297,309              0       143,016              0        228,580              0        96,752              0
----------     ----------    ----------     ----------    -----------     ----------    ----------     ----------
   540,800        350,168       338,673        169,161        802,532        287,551       425,196        113,906
  (151,228)       (52,859)      (86,180)       (26,145)      (205,276)       (58,971)      (52,139)       (17,154)
----------     ----------    ----------     ----------    -----------     ----------    ----------     ----------
   686,881        297,309       395,509        143,016        825,836        228,580       469,809         96,752
==========     ==========    ==========     ==========    ===========     ==========    ==========     ==========




   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



                                       A36

                             FINANCIAL STATEMENTS OF
              PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT


STATEMENT OF CHANGES IN NET ASSETS
For the periods ended December 31, 2006 and 2005
Unaudited


                                                                    SUBACCOUNTS
                                  -------------------------------------------------------------------------------
                                      AST GOLDMAN SACHS
                                           MID-CAP                 AST LARGE-CAP           AST LORD ABBETT BOND-
                                      GROWTH PORTFOLIO            VALUE PORTFOLIO           DEBENTURE PORTFOLIO
                                  ------------------------   -------------------------   ------------------------
                                  01/01/2006   03/14/2005*    01/01/2006   03/14/2005*   01/01/2006   03/14/2005*
                                      TO            TO            TO            TO           TO            TO
                                  12/31/2006    12/31/2005    12/31/2006    12/31/2005   12/31/2006    12/31/2005
                                  ----------   -----------   -----------   -----------   ----------   -----------


OPERATIONS
  Net investment income (loss)..  $  (71,451)   $  (15,593)  $  (122,140)  $   (65,189)  $   87,200    $  (15,591)
  Capital gains distributions
     received...................           0             0       266,726             0       48,895           217
  Realized gain (loss) on shares
     redeemed...................      54,923         5,393       191,936        26,067        6,232         6,275
  Net change in unrealized gain
     (loss) on investments......     209,792       105,119     1,713,966       244,443      354,885        33,108
                                  ----------    ----------   -----------   -----------   ----------    ----------

NET INCREASE (DECREASE) IN NET
     ASSETS RESULTING FROM
     OPERATIONS.................     193,264        94,919     2,050,488       205,321      497,212        24,009
                                  ----------    ----------   -----------   -----------   ----------    ----------

CONTRACT OWNER TRANSACTIONS
  Contract owner net payments...   2,450,767     1,316,156     4,583,624     5,436,486    2,429,995     1,905,854
  Surrenders, withdrawals and
     death benefits.............    (421,477)      (14,117)     (712,820)     (202,023)    (189,780)      (31,024)
  Net transfers between other
     subaccounts or fixed rate
     option.....................   1,032,038     1,080,903         9,152     4,828,502    3,624,580       937,012
  Withdrawal and other charges..      (5,600)         (350)      (19,155)       (4,204)      (6,389)         (639)
                                  ----------    ----------   -----------   -----------   ----------    ----------

NET INCREASE (DECREASE) IN NET
     ASSETS RESULTING FROM
     CONTRACT OWNER
     TRANSACTIONS...............   3,055,728     2,382,592     3,860,801    10,058,761    5,858,406     2,811,203
                                  ----------    ----------   -----------   -----------   ----------    ----------

TOTAL INCREASE (DECREASE) IN NET
     ASSETS.....................   3,248,992     2,477,511     5,911,289    10,264,082    6,355,618     2,835,212

NET ASSETS
  Beginning of period...........   2,477,511             0    10,264,082             0    2,835,212             0
                                  ----------    ----------   -----------   -----------   ----------    ----------
  End of period.................  $5,726,503    $2,477,511   $16,175,371   $10,264,082   $9,190,830    $2,835,212
                                  ==========    ==========   ===========   ===========   ==========    ==========

  Beginning units...............     234,239             0       972,517             0      285,006             0
                                  ----------    ----------   -----------   -----------   ----------    ----------
  Units issued..................     427,868       262,906       707,727     1,184,029      647,572       326,112
  Units redeemed................    (136,015)      (28,667)     (344,348)     (211,512)     (75,939)      (41,106)
                                  ----------    ----------   -----------   -----------   ----------    ----------
  Ending units..................     526,092       234,239     1,335,896       972,517      856,639       285,006
                                  ==========    ==========   ===========   ===========   ==========    ==========




* Date subaccount became available for investment

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



                                       A37

                                              SUBACCOUNTS (CONTINUED)
-------------------------------------------------------------------------------------------------------------------

AST MARSICO CAPITAL GROWTH                                  AST NEUBERGER BERMAN MID-     AST NEUBERGER BERMAN MID-
         PORTFOLIO             AST MFS GROWTH PORTFOLIO       CAP GROWTH PORTFOLIO           CAP VALUE PORTFOLIO
--------------------------    -------------------------    --------------------------    --------------------------
 01/01/2006    03/14/2005*    01/01/2006    03/14/2005*     01/01/2006    03/14/2005*     01/01/2006    03/14/2005*
     TO             TO            TO             TO             TO             TO             TO             TO
 12/31/2006     12/31/2005    12/31/2006     12/31/2005     12/31/2006     12/31/2005     12/31/2006     12/31/2005
-----------    -----------    ----------    -----------    -----------    -----------    -----------    -----------



$  (243,641)    $  (44,641)   $  (44,601)    $   (8,227)   $  (132,794)    $  (21,971)   $  (194,404)   $   (60,786)
          0              0             0              0              0              0      2,011,525         12,304

     81,568         45,447        33,853          2,068         72,097        114,981       (408,981)        85,450

  1,249,305        341,612       258,369         49,641        851,633        195,444       (254,603)       523,577
-----------     ----------    ----------     ----------    -----------     ----------    -----------    -----------



  1,087,232        342,418       247,621         43,482        790,936        288,454      1,153,537        560,545
-----------     ----------    ----------     ----------    -----------     ----------    -----------    -----------


  8,066,183      4,205,760     1,292,612        694,782      3,781,898      1,973,535      5,281,871      5,905,613

   (593,496)       (83,276)     (124,771)       (43,904)      (441,326)       (37,177)      (870,634)      (116,450)

  4,965,138      3,263,904       727,863        774,712      2,128,408      2,706,884      1,174,563      5,142,795
    (14,647)        (2,651)       (5,701)          (516)        (8,474)          (754)       (18,555)        (3,331)
-----------     ----------    ----------     ----------    -----------     ----------    -----------    -----------




 12,423,178      7,383,737     1,890,003      1,425,074      5,460,506      4,642,488      5,567,245     10,928,627
-----------     ----------    ----------     ----------    -----------     ----------    -----------    -----------


 13,510,410      7,726,155     2,137,624      1,468,556      6,251,442      4,930,942      6,720,782     11,489,172


  7,726,155              0     1,468,556              0      4,930,942              0     11,489,172              0
-----------     ----------    ----------     ----------    -----------     ----------    -----------    -----------
$21,236,565     $7,726,155    $3,606,180     $1,468,556    $11,182,384     $4,930,942    $18,209,954    $11,489,172
===========     ==========    ==========     ==========    ===========     ==========    ===========    ===========

    709,067              0       136,599              0        434,960              0      1,055,431              0
-----------     ----------    ----------     ----------    -----------     ----------    -----------    -----------
  1,442,417        820,662       249,040        147,684        703,693        616,348      1,127,482      1,352,201
   (277,635)      (111,595)      (69,194)       (11,085)      (241,744)      (181,388)      (630,961)      (296,770)
-----------     ----------    ----------     ----------    -----------     ----------    -----------    -----------
  1,873,849        709,067       316,445        136,599        896,909        434,960      1,551,952      1,055,431
===========     ==========    ==========     ==========    ===========     ==========    ===========    ===========




   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



                                       A38

                             FINANCIAL STATEMENTS OF
              PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT


STATEMENT OF CHANGES IN NET ASSETS
For the periods ended December 31, 2006 and 2005
Unaudited


                                                                      SUBACCOUNTS
                                     -----------------------------------------------------------------------------
                                                                                            AST ALLIANCEBERNSTEIN
                                         AST PIMCO LIMITED       AST ALLIANCEBERNSTEIN          MANAGED INDEX
                                      MATURITY BOND PORTFOLIO     CORE VALUE PORTFOLIO          500 PORTFOLIO
                                     ------------------------   -----------------------   ------------------------
                                     01/01/2006   03/14/2005*   01/01/2006  03/14/2005*   01/01/2006   03/14/2005*
                                         TO            TO           TO           TO           TO            TO
                                     12/31/2006    12/31/2005   12/31/2006   12/31/2005   12/31/2006    12/31/2005
                                     ----------   -----------   ----------  -----------   ----------   -----------


OPERATIONS
  Net investment income (loss).....  $   42,205    $  (24,083)  $  (23,099)   $ (3,346)   $  (23,375)   $   (8,080)
  Capital gains distributions
     received......................           0           390       54,312           0             0             0
  Realized gain (loss) on shares
     redeemed......................       5,210           907       19,381         508        36,669         1,035
  Net change in unrealized gain
     (loss) on investments.........      96,601        29,513      402,005      17,062       358,911        30,388
                                     ----------    ----------   ----------    --------    ----------    ----------

NET INCREASE (DECREASE) IN NET
     ASSETS RESULTING FROM
     OPERATIONS....................     144,016         6,727      452,599      14,224       372,205        23,343
                                     ----------    ----------   ----------    --------    ----------    ----------

CONTRACT OWNER TRANSACTIONS
  Contract owner net payments......   2,417,051     1,770,501    2,404,797     376,629     1,310,144       921,085
  Surrenders, withdrawals and death
     benefits......................    (510,438)      (73,141)    (174,782)       (628)     (215,473)       (5,489)
  Net transfers between other
     subaccounts or fixed rate
     option........................   2,374,151     2,037,830    2,390,759     169,337       409,932     1,295,181
  Withdrawal and other charges.....      (7,732)       (1,113)      (1,878)          0        (4,326)          (12)
                                     ----------    ----------   ----------    --------    ----------    ----------

NET INCREASE (DECREASE) IN NET
     ASSETS RESULTING FROM CONTRACT
     OWNER TRANSACTIONS............   4,273,032     3,734,077    4,618,896     545,338     1,500,277     2,210,765
                                     ----------    ----------   ----------    --------    ----------    ----------

TOTAL INCREASE (DECREASE) IN NET
     ASSETS........................   4,417,048     3,740,804    5,071,495     559,562     1,872,482     2,234,108

NET ASSETS
  Beginning of period..............   3,740,804             0      559,562           0     2,234,108             0
                                     ----------    ----------   ----------    --------    ----------    ----------
  End of period....................  $8,157,852    $3,740,804   $5,631,057    $559,562    $4,106,590    $2,234,108
                                     ==========    ==========   ==========    ========    ==========    ==========

  Beginning units..................     371,976             0       54,284           0       214,898             0
                                     ----------    ----------   ----------    --------    ----------    ----------
  Units issued.....................     578,691       436,538      472,407      62,618       212,258       238,934
  Units redeemed...................    (155,504)      (64,562)     (60,225)     (8,334)      (64,941)      (24,036)
                                     ----------    ----------   ----------    --------    ----------    ----------
  Ending units.....................     795,163       371,976      466,466      54,284       362,215       214,898
                                     ==========    ==========   ==========    ========    ==========    ==========




* Date subaccount became available for investment

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



                                       A39

                                              SUBACCOUNTS (CONTINUED)
-------------------------------------------------------------------------------------------------------------------

 AST T. ROWE PRICE NATURAL      AST T. ROWE PRICE ASSET       AST MFS GLOBAL EQUITY      AST JPMORGAN INTERNATIONAL
    RESOURCES PORTFOLIO          ALLOCATION PORTFOLIO               PORTFOLIO                 EQUITY PORTFOLIO
--------------------------    --------------------------    -------------------------    --------------------------
 01/01/2006    03/14/2005*     01/01/2006    03/14/2005*    01/01/2006    03/14/2005*     01/01/2006    03/14/2005*
     TO             TO             TO             TO            TO             TO             TO             TO
 12/31/2006     12/31/2005     12/31/2006     12/31/2005    12/31/2006     12/31/2005     12/31/2006     12/31/2005
-----------    -----------    -----------    -----------    ----------    -----------    -----------    -----------



$  (608,661)   $  (127,154)   $   (27,928)    $  (10,448)   $  (52,901)    $  (11,860)   $   (88,380)    $  (21,072)
  2,662,398         14,684        224,080            123       241,975              0              0              0
    231,965        161,063         31,841          2,104        73,268          7,119        180,622         26,670

  1,995,851      1,981,605        352,127         46,033       584,530        101,212      1,517,548        252,142
-----------    -----------    -----------     ----------    ----------     ----------    -----------     ----------


  4,281,553      2,030,198        580,120         37,812       846,872         96,471      1,609,790        257,740
-----------    -----------    -----------     ----------    ----------     ----------    -----------     ----------


 16,183,025      8,359,310      4,984,828      1,435,969     2,842,517        868,551      5,661,889      2,422,843
 (2,147,741)      (301,788)      (648,558)       (18,417)     (295,482)       (15,794)      (299,607)       (79,257)

 15,500,585     13,831,954      4,302,368        758,056     2,451,115        784,850      4,191,273        985,770
    (68,768)       (10,331)        (4,794)          (636)       (6,370)          (636)       (10,676)          (714)
-----------    -----------    -----------     ----------    ----------     ----------    -----------     ----------



 29,467,101     21,879,145      8,633,844      2,174,972     4,991,780      1,636,971      9,542,879      3,328,642
-----------    -----------    -----------     ----------    ----------     ----------    -----------     ----------


 33,748,654     23,909,343      9,213,964      2,212,784     5,838,652      1,733,442     11,152,669      3,586,382


 23,909,343              0      2,212,784              0     1,733,442              0      3,586,382              0
-----------    -----------    -----------     ----------    ----------     ----------    -----------     ----------
$57,657,997    $23,909,343    $11,426,748     $2,212,784    $7,572,094     $1,733,442    $14,739,051     $3,586,382
===========    ===========    ===========     ==========    ==========     ==========    ===========     ==========

  2,036,631              0        213,872              0       165,532              0        336,854              0
-----------    -----------    -----------     ----------    ----------     ----------    -----------     ----------
  3,593,667      2,466,243        964,337        238,007       564,969        183,460      1,041,097        418,546
 (1,256,298)      (429,612)      (165,478)       (24,135)     (124,487)       (17,928)      (207,124)       (81,692)
-----------    -----------    -----------     ----------    ----------     ----------    -----------     ----------
  4,374,000      2,036,631      1,012,731        213,872       606,014        165,532      1,170,827        336,854
===========    ===========    ===========     ==========    ==========     ==========    ===========     ==========




   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



                                       A40

                             FINANCIAL STATEMENTS OF
              PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT


STATEMENT OF CHANGES IN NET ASSETS
For the periods ended December 31, 2006 and 2005
Unaudited


                                                                    SUBACCOUNTS
                                 ---------------------------------------------------------------------------------
                                 AST T. ROWE PRICE GLOBAL      AST AGGRESSIVE ASSET      AST CAPITAL GROWTH ASSET
                                      BOND PORTFOLIO           ALLOCATION PORTFOLIO        ALLOCATION PORTFOLIO
                                 ------------------------   -------------------------   --------------------------
                                 01/01/2006   03/14/2005*    01/01/2006   12/05/2005*    01/01/2006    12/05/2005*
                                     TO            TO            TO            TO            TO             TO
                                 12/31/2006    12/31/2005    12/31/2006    12/31/2005    12/31/2006     12/31/2005
                                 ----------   -----------   -----------   -----------   ------------   -----------


OPERATIONS
  Net investment income
     (loss)....................  $  (20,720)   $  (23,024)  $  (304,732)   $   (1,245)  $ (7,498,166)  $   (15,839)
  Capital gains distributions
     received..................      44,685            31             0             0              0             0
  Realized gain (loss) on
     shares redeemed...........      (4,036)      (12,561)      112,379          (125)     1,898,222         6,412
  Net change in unrealized gain
     (loss) on investments.....     240,899       (48,108)    3,265,767        (6,304)    52,900,422       (78,152)
                                 ----------    ----------   -----------    ----------   ------------   -----------

NET INCREASE (DECREASE) IN NET
     ASSETS RESULTING FROM
     OPERATIONS................     260,828       (83,662)    3,073,414        (7,674)    47,300,478       (87,579)
                                 ----------    ----------   -----------    ----------   ------------   -----------

CONTRACT OWNER TRANSACTIONS
  Contract owner net payments..   1,945,852     1,473,126    26,164,695     1,946,163    576,674,317    24,700,966
  Surrenders, withdrawals and
     death benefits............    (200,183)      (74,642)     (746,987)            0     (8,744,221)     (105,461)
  Net transfers between other
     subaccounts or fixed rate
     option....................   1,895,490     2,082,171     8,352,734       249,554     74,276,484     1,949,967
  Withdrawal and other
     charges...................      (7,967)       (1,854)      (11,307)         (121)       (47,952)            0
                                 ----------    ----------   -----------    ----------   ------------   -----------

NET INCREASE (DECREASE) IN NET
     ASSETS RESULTING FROM
     CONTRACT OWNER
     TRANSACTIONS..............   3,633,192     3,478,801    33,759,135     2,195,596    642,158,628    26,545,472
                                 ----------    ----------   -----------    ----------   ------------   -----------

TOTAL INCREASE (DECREASE) IN
     NET ASSETS................   3,894,020     3,395,139    36,832,549     2,187,922    689,459,106    26,457,893

NET ASSETS
  Beginning of period..........   3,395,139             0     2,187,922             0     26,457,893             0
                                 ----------    ----------   -----------    ----------   ------------   -----------
  End of period................  $7,289,159    $3,395,139   $39,020,471    $2,187,922   $715,916,999   $26,457,893
                                 ==========    ==========   ===========    ==========   ============   ===========

  Beginning units..............     359,354             0       218,878             0      2,644,939             0
                                 ----------    ----------   -----------    ----------   ------------   -----------
  Units issued.................     476,597       443,294     3,745,773       221,437     72,711,119     2,722,212
  Units redeemed...............     (99,910)      (83,940)     (476,817)       (2,559)   (10,580,428)      (77,273)
                                 ----------    ----------   -----------    ----------   ------------   -----------
  Ending units.................     736,041       359,354     3,487,834       218,878     64,775,630     2,644,939
                                 ==========    ==========   ===========    ==========   ============   ===========




* Date subaccount became available for investment

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



                                       A41

                                 SUBACCOUNTS (CONTINUED)
----------------------------------------------------------------------------------------
     AST BALANCED ASSET           AST CONSERVATIVE ASSET        AST PRESERVATION ASSET
    ALLOCATION PORTFOLIO           ALLOCATION PORTFOLIO          ALLOCATION PORTFOLIO
---------------------------    ---------------------------    --------------------------
 01/01/2006     12/05/2005*     01/01/2006     12/05/2005*     01/01/2006    12/05/2005*
     TO              TO             TO              TO             TO             TO
 12/31/2006      12/31/2005     12/31/2006      12/31/2005     12/31/2006     12/31/2005
------------    -----------    ------------    -----------    -----------    -----------



$ (7,021,815)   $   (13,960)   $ (2,088,351)    $   (4,896)   $  (522,011)    $   (1,090)
           0              0               0              0              0              0

   1,013,158          3,894         626,529          1,099        238,624             20

  44,904,234        (40,115)     12,436,092         (3,986)     2,382,382         (1,091)
------------    -----------    ------------     ----------    -----------     ----------



  38,895,577        (50,181)     10,974,270         (7,783)     2,098,995         (2,161)
------------    -----------    ------------     ----------    -----------     ----------


 523,191,806     22,587,113     158,845,352      6,641,544     40,530,913      1,825,866

 (11,628,822)       (86,035)     (4,598,441)        (2,524)    (1,768,061)             0

  75,004,521      1,131,652      29,219,738      1,968,736     12,102,420        385,196
     (34,466)           (51)        (16,107)           (14)        (4,104)             0
------------    -----------    ------------     ----------    -----------     ----------




 586,533,039     23,632,679     183,450,542      8,607,742     50,861,168      2,211,062
------------    -----------    ------------     ----------    -----------     ----------


 625,428,616     23,582,498     194,424,812      8,599,959     52,960,163      2,208,901


  23,582,498              0       8,599,959              0      2,208,901              0
------------    -----------    ------------     ----------    -----------     ----------
$649,011,114    $23,582,498    $203,024,771     $8,599,959    $55,169,064     $2,208,901
============    ===========    ============     ==========    ===========     ==========

   2,355,050              0         857,910              0        220,096              0
------------    -----------    ------------     ----------    -----------     ----------
  66,707,143      2,456,700      21,137,765        970,276      6,309,443        220,094
  (9,525,066)      (101,650)     (3,205,581)      (112,366)    (1,313,181)             2
------------    -----------    ------------     ----------    -----------     ----------
  59,537,127      2,355,050      18,790,094        857,910      5,216,358        220,096
============    ===========    ============     ==========    ===========     ==========




   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



                                       A42

                             FINANCIAL STATEMENTS OF
              PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT


STATEMENT OF CHANGES IN NET ASSETS
For the periods ended December 31, 2006 and 2005
Unaudited


                                                                        SUBACCOUNTS
                                     ---------------------------------------------------------------------------------

                                     AST FIRST TRUST      AST FIRST TRUST                            AST T. ROWE PRICE
                                     BALANCED TARGET   CAPITAL APPRECIATION       AST ADVANCED        LARGE-CAP GROWTH
                                        PORTFOLIO        TARGET PORTFOLIO     STRATEGIES PORTFOLIO       PORTFOLIO
                                     ---------------   --------------------   --------------------   -----------------
                                       03/20/2006*          03/20/2006*            03/20/2006*          05/01/2006*
                                            TO                  TO                     TO                    TO
                                        12/31/2006          12/31/2006             12/31/2006            12/31/2006
                                     ---------------   --------------------   --------------------   -----------------


OPERATIONS
  Net investment income (loss).....    $  (388,971)         $  (469,207)          $   (767,593)          $   (6,225)
  Capital gains distributions
     received......................              0                    0                      0                    0
  Realized gain (loss) on shares
     redeemed......................         97,866              118,570                245,639                5,491
  Net change in unrealized gain
     (loss) on investments.........      3,123,601            4,031,034              5,282,558               79,369
                                       -----------          -----------           ------------           ----------

NET INCREASE (DECREASE) IN NET
     ASSETS RESULTING FROM
     OPERATIONS....................      2,832,496            3,680,397              4,760,604               78,635
                                       -----------          -----------           ------------           ----------

CONTRACT OWNER TRANSACTIONS
  Contract owner net payments......     50,183,739           58,800,698             90,985,260            1,637,269
  Surrenders, withdrawals and death
     benefits......................       (368,593)            (292,300)              (588,003)             (15,801)
  Net transfers between other
     subaccounts or fixed rate
     option........................      9,649,459           12,974,306             13,881,129               89,124
  Withdrawal and other charges.....         (1,382)              (5,753)                (4,190)                   0
                                       -----------          -----------           ------------           ----------

NET INCREASE (DECREASE) IN NET
     ASSETS RESULTING FROM CONTRACT
     OWNER TRANSACTIONS............     59,463,223           71,476,951            104,274,196            1,710,592
                                       -----------          -----------           ------------           ----------

TOTAL INCREASE (DECREASE) IN NET
     ASSETS........................     62,295,719           75,157,348            109,034,800            1,789,227

NET ASSETS
  Beginning of period..............              0                    0                      0                    0
                                       -----------          -----------           ------------           ----------
  End of period....................    $62,295,719          $75,157,348           $109,034,800           $1,789,227
                                       ===========          ===========           ============           ==========

  Beginning units..................              0                    0                      0                    0
                                       -----------          -----------           ------------           ----------
  Units issued.....................      6,639,721            8,072,382             11,614,991              177,489
  Units redeemed...................       (721,306)            (846,062)            (1,307,321)              (6,538)
                                       -----------          -----------           ------------           ----------
  Ending units.....................      5,918,415            7,226,320             10,307,670              170,951
                                       ===========          ===========           ============           ==========




* Date subaccount became available for investment

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



                                       A43

                                                     SUBACCOUNTS (CONTINUED)
---------------------------------------------------------------------------------------------------------------------------------
                                      AST
       AST              AST       PIMCO TOTAL       AST              AST               GARTMORE                    AIM
      MONEY          SMALL-CAP    RETURN BOND  INTERNATIONAL    INTERNATIONAL            GVIT                 V.I. PREMIER
MARKET PORTFOLIO GROWTH PORTFOLIO  PORTFOLIO  VALUE PORTFOLIO GROWTH PORTFOLIO    DEVELOPING MARKETS           EQUITY FUND
---------------- ---------------- ----------- --------------- ---------------- ----------------------- --------------------------
   05/01/2006*      05/01/2006*   05/01/2006*   05/01/2006*      05/01/2006*    01/01/2006 03/14/2005*   01/01/2006   01/01/2005
       TO               TO             TO            TO              TO             TO          TO           TO           TO
   12/31/2006       12/31/2006     12/31/2006    12/31/2006      12/31/2006     12/31/2006  12/31/2005   04/28/2006   12/31/2005
---------------- ---------------- ----------- --------------- ---------------- ----------- ----------- ------------- ------------



       62,215        $ (2,714)     $  (12,196)   $   (7,377)     $   (6,880)   $  (146,480) $  (22,784)$     720,648 $   (792,567)
            0               0               0             0               0      1,408,794     184,335             0            0
            0            (223)          4,987         2,761             427         11,670      17,210   (23,573,549)  (8,190,144)
            0          31,090          22,759       152,695         139,383      2,303,044     564,912    29,200,745   13,978,563
   ----------        --------      ----------    ----------      ----------    -----------  ---------- ------------- ------------


       62,215          28,153          15,550       148,079         132,930      3,577,028     743,673     6,347,844    4,995,852
   ----------        --------      ----------    ----------      ----------    -----------  ---------- ------------- ------------


   12,720,679         557,047       3,244,497     2,073,678       1,696,498      5,759,431   2,699,221       112,080      260,119
     (761,819)         (2,576)        (18,545)       (5,279)        (20,566)      (699,424)    (87,010)   (6,012,535) (18,711,017)

   (2,823,823)         62,563         171,602       113,477         133,859      4,607,401   3,634,212  (127,525,090)  (7,819,374)
            0               0               0             0               0        (22,292)     (2,074)      (20,517)     (72,472)
   ----------        --------      ----------    ----------      ----------    -----------  ---------- ------------- ------------



    9,135,037         617,034       3,397,554     2,181,876       1,809,791      9,645,116   6,244,349  (133,446,062) (26,342,744)
   ----------        --------      ----------    ----------      ----------    -----------  ---------- ------------- ------------

    9,197,252         645,187       3,413,104     2,329,955       1,942,721     13,222,144   6,988,022  (127,098,218) (21,346,892)


            0               0               0             0               0      6,988,022           0   127,098,218  148,445,110
   ----------        --------      ----------    ----------      ----------    -----------  ---------- ------------- ------------
    9,197,252        $645,187      $3,413,104    $2,329,955      $1,942,721    $20,210,166  $6,988,022 $           0 $127,098,218
   ==========        ========      ==========    ==========      ==========    ===========  ========== ============= ============

            0               0               0             0               0        579,313           0    89,741,074  109,220,077
   ----------        --------      ----------    ----------      ----------    -----------  ---------- ------------- ------------
    1,401,353          70,856         346,401       223,240         195,080      1,165,470     707,464       679,797    3,308,032
     (502,279)         (5,761)        (15,082)       (8,846)        (11,849)      (479,402)   (128,151)  (90,420,871) (22,787,035)
   ----------        --------      ----------    ----------      ----------    -----------  ---------- ------------- ------------
      899,074          65,095         331,319       214,394         183,231      1,265,381     579,313             0   89,741,074
   ==========        ========      ==========    ==========      ==========    ===========  ========== ============= ============




   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



                                       A44

                        NOTES TO FINANCIAL STATEMENTS OF
              PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
                                DECEMBER 31, 2006
                                    UNAUDITED

NOTE 1:    GENERAL

            Pruco Life Flexible Premium Variable Annuity Account (the "Account") was established on June 15, 1995 under Arizona law as a separate investment account of Pruco Life Insurance Company ("Pruco Life"), a wholly-owned subsidiary of The Prudential Insurance Company of America ("Prudential"), which is a wholly-owned subsidiary of Prudential Financial, Inc. ("PFI"). Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from Prudential's other assets and liabilities. The portion of the Account's assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business Prudential may conduct. Proceeds from purchases of Strategic Partners Variable Annuity One, Strategic Partners Variable Annuity One Enhanced, Strategic Partners Select, Strategic Partners Advisor, Strategic Partners Plus, Strategic Partners Plus Enhanced, Strategic Partners FlexElite, (collectively, "Strategic Partners"), Discovery Preferred, Discovery Select, and Discovery Choice variable annuity contracts are invested in the account. The Strategic Partners contract options differ based on the death benefit and other options selected by the contract owner. The Discovery Choice contract is considered Basic or Enhanced depending on the death benefit option that you choose, where the Enhanced contract offers a guaranteed minimum death benefit.

            The Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account is a funding vehicle for individual variable annuity contracts. There are ninety-five subaccounts within the Account. Each contract offers the option to invest in various subaccounts, each of which invests in either a corresponding portfolio of The Prudential Series Fund, Inc., American Skandia Trust (collectively the "Series Funds") or one of the non-Prudential administered funds (collectively, the "portfolios"). Investment options vary by contract. The name of each Portfolio and the corresponding subaccount name are as follows:



PRUDENTIAL SERIES FUND        AST HIGH YIELD PORTFOLIO       CREDIT SUISSE
Money Market Portfolio        AST Federated Aggressive       Trust Global Small Cap
                              Growth Portfolio
Diversified Bond Portfolio    AST Mid-Cap Value Portfolio
Equity Portfolio              AST Small-Cap Value            DAVIS
                              Portfolio
Flexible Managed Portfolio    AST Goldman Sachs              Value Fund
                              Concentrated Growth
                              Portfolio
Conservative Balanced         AST Goldman Sachs Mid-Cap
  Portfolio                   Growth Portfolio
Value Portfolio               AST Large-Cap Value            EVERGREEN VA
                              Portfolio
High Yield Bond Portfolio     AST Lord Abbett Bond-          Balanced Fund
                              Debenture Portfolio
Natural Resources Portfolio   AST Marsico Capital Growth     Growth Fund
                              Portfolio
Stock Index Portfolio         AST MFS Growth Portfolio       Omega Fund
Global Portfolio              AST Neuberger Berman Mid-Cap   Special Values Fund
                              Growth Portfolio
Jennison Portfolio            AST Neuberger Berman Mid-Cap   International Equity Fund
                              Value Portfolio
Small Capitalization Stock    AST PIMCO Limited Maturity     Fundamental Large Cap Fund
  Portfolio                   Bond Portfolio
Jennison 20/20 Focus          AST AllianceBernstein Core
  Portfolio                   Value Portfolio


                                       A45

Diversified Conservative      AST AllianceBernstein          FRANKLIN TEMPLETON FUNDS
  Growth Portfolio            Managed Index 500 Portfolio
SP T. Rowe Price Large-Cap    AST T.Rowe Price Natural       Small-Mid Cap Growth
  Growth Portfolio            Resources Portfolio            Securities Fund
SP Davis Value Portfolio      AST T.Rowe Price Asset
                              Allocation Portfolio
SP Small Cap Value Portfolio  AST MFS Global Equity          GARTMORE GVIT
                              Portfolio
SP Small Cap Growth           AST JPMorgan International     Developing Markets
  Portfolio                   Equity Portfolio
SP PIMCO Total Return         AST T.Rowe Price Global Bond
  Portfolio                   Portfolio
SP PIMCO High Yield           AST Aggressive Asset           JANUS ASPEN SERIES
  Portfolio                   Allocation Portfolio
SP Large Cap Value Portfolio  AST Capital Growth Asset       Large Cap Growth
                              Allocation Portfolio           Portfolio -- Institutional
                                                             Shares
SP AIM Core Equity Portfolio  AST Balanced Asset             Large Cap Growth Portfolio-
                              Allocation Portfolio           Service Shares
SP Strategic Partners         AST Conservative Asset         International Growth
  Focused Growth Portfolio    Allocation Portfolio           Portfolio-Institutional
                                                             Shares
SP Mid Cap Growth Portfolio   AST Preservation Asset
                              Allocation Portfolio
SP Prudential U.S. Emerging   AST First Trust Balanced       MFS VARIABLE INSURANCE TRUST
  Growth Portfolio            Target Portfolio
SP Conservative Asset         AST First Trust Capital        Research Bond Series
  Allocation Portfolio        Appreciation Target
                              Portfolio
SP Balanced Asset Allocation  AST Advanced Strategies        Emerging Growth Series
  Portfolio                   Portfolio
SP Growth Asset Allocation    AST T.Rowe Large-Cap Growth
  Portfolio                   Portfolio
SP Aggressive Growth Asset    AST Money Market Portfolio     OCC PREMIER VIT
  Allocation Portfolio
SP International Growth       AST Small-Cap Growth           Opcap Managed Portfolio
  Portfolio                   Portfolio
SP International Value        AST PIMCO Total Return Bond    Opcap Small Cap Portfolio
  Portfolio                   Portfolio
AST AllianceBernstein Growth  AST International Value
  & Income Portfolio          Portfolio
AST American Century Income   AST International Growth       AIM VARIABLE INSURANCE
  & Growth Portfolio          Portfolio
AST American Century                                         Core Equity Fund
  Strategic Balanced
  Portfolio
AST Cohen & Steers Realty     ALLIANCE BERNSTEIN
  Portfolio
AST Global Allocation         Large Cap Growth               T. ROWE PRICE
  Portfolio
AST DeAm Large-Cap Value                                     International Stock
  Portfolio                                                  Portfolio
AST DeAm Small-Cap Growth     AMERICAN CENTURY VARIABLE      Equity Income Portfolio
  Portfolio                   PORTFOLIOS
AST DeAm Small-Cap Value      Value Fund
  Portfolio


            The Series Funds are diversified open-ended management investment companies, and are managed by affiliates of Prudential.

            On May 1, 2006, the following fund was merged into an existing fund. The transfer from the old subaccount to the new subaccount is reflected in the Statement of Changes in the year 2006 as a transfers in.


RETIRED PORTFOLIOS                 EXISTING PORTFOLIOS                 ASSETS MOVED
------------------                 -------------------                 ------------


AIM V.I. Premier Equity Fund.....  AIM V.I. Core Equity Fund           $125,561,423






                                       A46

NOTE 2:    SIGNIFICANT ACCOUNTING POLICIES

            The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

            Investments -- The investments in shares of the portfolios are stated at the net asset value of the respective portfolios, whose investment securities are stated at value.

            Security Transactions -- Realized gains and losses on security transactions are determined based upon an average cost. Purchase and sale transactions are recorded as of the trade date of the security being purchased or sold.

            Distributions Received -- Dividend and capital gain distributions received are reinvested in additional shares of the portfolios and are recorded on the ex distribution date.

NOTE 3:    TAXES

            Pruco Life is taxed as a "life insurance company" as defined by the Internal Revenue Code. The results of operations of the Account form a part of PFI's consolidated federal tax return. Under current federal law, no federal income taxes are payable by the Account. As such, no provision for tax liability has been recorded in these financial statements. Pruco Life Management will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

NOTE 4:    PURCHASES AND SALES OF INVESTMENTS

            The aggregate costs of purchases and proceeds from sales, excluding distributions received and invested, of investments in the portfolios for the year ended December 31, 2006 were as follows:


                                                       PURCHASES        SALES
                                                     ------------   -------------


Prudential Money Market Portfolio..................  $185,868,270   $(148,659,650)
Prudential Diversified Bond Portfolio..............  $  1,030,971   $ (67,086,944)
Prudential Equity Portfolio........................  $  8,059,617   $ (78,806,168)
Prudential Flexible Managed Portfolio..............  $    687,663   $  (5,535,360)
Prudential Conservative Balanced Portfolio.........  $    340,920   $  (8,791,294)
Prudential Value Portfolio.........................  $ 28,406,626   $ (69,652,781)
Prudential High Yield Bond Portfolio...............  $  1,347,356   $ (38,025,691)
Prudential Natural Resources Portfolio.............  $    849,476   $  (3,336,029)
Prudential Stock Index Portfolio...................  $ 14,965,809   $(119,654,521)
Prudential Global Portfolio........................  $  8,502,816   $ (23,920,057)
Prudential Jennison Portfolio......................  $ 16,007,345   $(106,698,302)
Prudential Small Capitalization Stock Portfolio....  $  2,378,067   $ (22,950,488)
T. Rowe Price International Stock Portfolio........  $  1,849,078   $  (6,226,619)
T. Rowe Price Equity Income Portfolio..............  $    994,740   $ (28,039,221)
Premier VIT OpCap Managed Portfolio................  $    103,217   $ (33,376,063)
Premier VIT OpCap Small Cap Portfolio..............  $  1,065,304   $ (16,064,423)
AIM V.I. Core Equity Fund..........................  $125,589,784   $ (34,118,082)
Janus Aspen Large Cap Growth -- Institutional
  Shares...........................................  $      2,102   $ (24,762,300)
Janus Aspen International Growth
  Portfolio -- Institutional Shares................  $  2,286,195   $ (36,465,896)
MFS VIT -- Research Bond Series....................  $    409,404   $  (8,148,900)
MFS Emerging Growth Series.........................  $    118,917   $ (21,472,293)
Credit Suisse Trust Global Small Cap...............  $    547,547   $  (5,414,673)
American Century VP Value Fund.....................  $  1,662,267   $ (11,322,268)
Franklin Small -- Mid Cap Growth Securities........  $    466,128   $ (10,318,300)
Prudential Jennison 20/20 Focus Portfolio..........  $  7,446,297   $  (8,931,149)
Prudential Diversified Conservative Growth
  Portfolio........................................  $  1,960,437   $ (22,309,128)
Davis Value Fund...................................  $  3,272,807   $  (9,516,605)


                                       A47

                                                       PURCHASES        SALES
                                                     ------------   -------------

AllianceBernstein Large Cap Growth.................  $  1,031,061   $  (2,399,912)
Prudential SP T.Rowe Price Large -- Cap Growth
  Portfolio........................................  $  7,122,598   $  (9,973,136)
Prudential SP Davis Value Portfolio................  $ 16,154,041   $ (43,452,420)
Prudential SP Small Cap Value Portfolio............  $  7,347,556   $ (40,581,573)
Prudential SP Small-Cap Growth Portfolio...........  $  5,853,870   $  (8,490,339)
Prudential SP PIMCO Total Return Portfolio.........  $ 29,872,451   $ (82,069,691)
Prudential SP PIMCO High Yield Portfolio...........  $ 10,787,891   $ (33,237,209)
Janus Aspen Large Cap Growth Portfolio -- Service
  Shares...........................................  $  2,796,606   $  (4,153,199)
Prudential SP Large Cap Value Portfolio............  $  2,097,370   $ (26,509,809)
Prudential SP AIM Core Equity Portfolio............  $  2,165,329   $  (5,193,890)
Prudential SP Strategic Partners Focused Growth
  Portfolio........................................  $  5,766,418   $  (6,784,879)
Prudential SP Mid Cap Growth Portfolio.............  $  7,244,577   $ (25,599,964)
SP Prudential U.S. Emerging Growth Portfolio.......  $ 14,470,752   $ (31,186,870)
Prudential SP Conservative Asset Allocation
  Portfolio........................................  $ 36,955,407   $ (96,368,286)
Prudential SP Balanced Asset Allocation Portfolio..  $ 74,973,940   $(186,084,608)
Prudential SP Growth Asset Allocation Portfolio....  $ 78,306,592   $(174,866,507)
Prudential SP Aggressive Growth Asset Allocation
  Portfolio........................................  $  6,528,066   $ (27,167,859)
Prudential SP International Growth Portfolio.......  $ 20,081,917   $ (17,858,143)
Prudential SP International Value Portfolio........  $ 18,489,239   $ (15,576,432)
Evergreen VA Balanced Fund.........................  $    177,977   $    (256,161)
Evergreen VA Growth Fund...........................  $     98,603   $    (203,517)
Evergreen VA Omega Fund............................  $    224,919   $    (575,871)
Evergreen VA Special Values Fund...................  $    700,333   $    (884,448)
Evergreen VA International Equity Fund.............  $    369,235   $    (319,906)
Evergreen VA Fundamental Large Cap Fund............  $    187,334   $    (647,542)
AST AllianceBernstein Growth & Income Portfolio....  $  5,789,000   $    (791,274)
AST American Century Income & Growth Portfolio.....  $  4,115,921   $  (1,026,169)
AST American Century Strategic Balanced Portfolio..  $  2,421,268   $    (662,561)
AST Cohen & Steers Realty Portfolio................  $ 15,156,083   $  (3,004,257)
AST Global Allocation Portfolio....................  $  3,659,241   $    (551,220)
AST DeAm Large-Cap Value Portfolio.................  $ 15,407,865   $  (1,716,623)
AST DeAm Small-Cap Growth Portfolio................  $  3,415,240   $  (1,151,731)
AST DeAm Small-Cap Value Portfolio.................  $  3,202,561   $    (605,983)
AST High Yield Portfolio...........................  $  6,740,852   $  (1,583,393)
AST Federated Aggressive Growth Portfolio..........  $  5,956,698   $  (1,587,153)
AST Mid-Cap Value Portfolio........................  $  3,558,451   $    (881,558)
AST Small-Cap Value Portfolio......................  $  8,584,433   $  (1,849,935)
AST Goldman Sachs Concentrated Growth Portfolio....  $  4,658,420   $    (660,755)
AST Goldman Sachs Mid-Cap Growth Portfolio.........  $  4,361,887   $  (1,377,610)
AST Large-Cap Value Portfolio......................  $  7,078,556   $  (3,431,582)
AST Lord Abbett Bond-Debenture Portfolio...........  $  6,511,222   $    (753,988)
AST Marsico Capital Growth Portfolio...............  $ 14,617,773   $  (2,443,948)
AST MFS Growth Portfolio...........................  $  2,576,791   $    (731,389)
AST Neuberger Berman Mid-Cap Growth Portfolio......  $  7,913,149   $  (2,585,436)
AST Neuberger Berman Mid-Cap Value Portfolio.......  $ 11,472,738   $  (6,165,591)
AST PIMCO Limited Maturity Bond Portfolio..........  $  5,539,774   $  (1,369,678)
AST AllianceBernstein Core Value Portfolio.........  $  5,244,907   $    (661,360)
AST AllianceBernstein Managed Index 500 Portfolio..  $  2,275,117   $    (825,670)
AST T. Rowe Price Natural Resources Portfolio......  $ 39,418,323   $ (10,674,661)
AST T. Rowe Price Asset Allocation Portfolio.......  $ 10,742,380   $  (2,194,111)
AST MFS Global Equity Portfolio....................  $  6,246,316   $  (1,322,340)
AST JPMorgan International Equity Portfolio........  $ 11,604,067   $  (2,215,860)
AST T. Rowe Price Global Bond Portfolio............  $  4,351,463   $    (812,287)
AST Aggressive Asset Allocation Portfolio..........  $ 38,545,829   $  (5,091,426)
AST Capital Growth Asset Allocation Portfolio......  $708,981,138   $ (74,320,676)
AST Balanced Asset Allocation Portfolio............  $644,919,919   $ (65,408,695)
AST Conservative Asset Allocation Portfolio........  $214,013,108   $ (32,650,917)
AST Preservation Asset Allocation Portfolio........  $ 63,379,550   $ (13,040,392)
AST First Trust Balanced Target Portfolio..........  $ 65,838,714   $  (6,764,463)
AST First Trust Capital Appreciation Target
  Portfolio........................................  $ 78,449,896   $  (7,442,152)
AST Advanced Strategies Portfolio..................  $117,481,889   $ (13,975,286)


                                       A48

                                                       PURCHASES        SALES
                                                     ------------   -------------

AST T. Rowe Price Large-Cap Growth Portfolio.......  $  1,829,322   $    (124,955)
AST Money Market Portfolio.........................  $ 13,153,647   $  (4,045,542)
AST Small-Cap Growth Portfolio.....................  $    676,375   $     (62,054)
AST PIMCO Total Return Bond Portfolio..............  $  3,848,337   $    (462,979)
AST International Value Portfolio..................  $  2,361,669   $    (187,170)
AST International Growth Portfolio.................  $  1,915,128   $    (112,218)
Gartmore GVIT Developing Markets...................  $ 14,348,663   $  (4,934,332)
AIM V.I. Premier Equity Fund.......................  $      1,666   $(134,027,000)




NOTE 5:    RELATED PARTY TRANSACTIONS

            Prudential and its affiliates perform various services on behalf of the Series Funds in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions.

            The Series Funds have management agreements with Prudential Investment LLC ("PI") and American Skandia Investment Services, Inc, indirect, wholly-owned subsidiaries of Prudential (together the "Investment Managers"). Pursuant to these agreements, the Investment Managers have responsibility for all investment advisory services and supervise the subadvisors' performance of such services. The Investment Managers entered into subadvisory agreements with several subadvisors, including Prudential Investment Management, Inc. and Jennison Associates LLC, which are indirect, wholly-owned subsidiaries of Prudential.

            The Prudential Series Fund has a distribution agreement with Prudential Investment Management Services LLC ("PIMS"), an indirect, wholly-owned subsidiary of Prudential, which acts as the distributor of the Class I and Class II shares of the Series Fund.

            The Investment Managers have agreed to reimburse certain portfolios of the Series Funds the portion of the management fee for that Portfolio equal to the amount that the aggregate annual ordinary operating expenses (excluding interest, taxes, and brokerage commissions) exceeds various agreed upon percentages of the portfolio's average daily net assets.

NOTE 6:    FINANCIAL HIGHLIGHTS

            Pruco Life sells a number of variable annuity products that are funded by the Account. These products have unique combinations of features and fees that are charged against the contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

            The following table was developed by determining which products offered by Pruco Life and funded by the Account have the lowest and highest expense ratio. Only product designs within each subaccount that had units outstanding throughout the respective periods were considered when determining the lowest and highest expense ratio. The summary may not reflect the minimum and maximum contract charges offered by Pruco Life as contract owners may not have selected all available and applicable contract options.


                                         AT YEAR ENDED                                          FOR YEAR ENDED
                       -------------------------------------------------  ---------------------------------------------------------
                                                                  NET     INVESTMENT
                        UNITS             UNIT VALUE            ASSETS      INCOME       EXPENSE RATIO**         TOTAL RETURN***
                        (000S)        LOWEST -- HIGHEST         (000S)      RATIO*      LOWEST -- HIGHEST       LOWEST -- HIGHEST
                       -------   ---------------------------  ----------  ----------  --------------------    ---------------------


                                                             PRUDENTIAL MONEY MARKET PORTFOLIO


December 31, 2006      223,442   $ 1.01572    to   $10.36025  $  258,478      4.67%   1.35%    to     2.00%     2.67%    to    3.35%
December 31, 2005      183,246   $ 0.98795    to   $ 1.26691  $  209,879      2.84%   1.35%    to     2.00%     0.88%    to    1.54%
December 31, 2004      213,892   $ 0.97813    to   $ 1.24840  $  243,516      1.00%   1.35%    to     2.00%    -0.93%    to   -0.33%
December 31, 2003      279,425   $ 0.98657    to   $ 1.25286  $  324,048      0.85%   1.35%    to     1.90%    -1.05%    to   -0.51%
December 31, 2002      416,179   $ 0.99700    to   $ 1.25977  $  492,182      1.51%   1.35%    to     1.90%    -0.17%    to    0.17%


                                       A49

                                         AT YEAR ENDED                                          FOR YEAR ENDED
                       -------------------------------------------------  ---------------------------------------------------------
                                                                  NET     INVESTMENT
                        UNITS             UNIT VALUE            ASSETS      INCOME       EXPENSE RATIO**         TOTAL RETURN***
                        (000S)        LOWEST -- HIGHEST         (000S)      RATIO*      LOWEST -- HIGHEST       LOWEST -- HIGHEST
                       -------   ---------------------------  ----------  ----------  --------------------    ---------------------


                                                           PRUDENTIAL DIVERSIFIED BOND PORTFOLIO


December 31, 2006      203,399   $ 1.38043    to   $ 1.64793  $  334,597      4.86%   1.35%    to     1.65%     3.28%    to    3.59%
December 31, 2005      241,749   $ 1.33655    to   $ 1.59160  $  384,058      5.25%   1.35%    to     1.65%     1.61%    to    1.91%
December 31, 2004      283,870   $ 1.31540    to   $ 1.56260  $  442,817      4.38%   1.35%    to     1.65%     3.87%    to    4.18%
December 31, 2003      338,319   $ 1.26643    to   $ 1.50079  $  506,846      3.98%   1.35%    to     1.65%     5.73%    to    6.05%
December 31, 2002      401,633   $ 1.19774    to   $ 1.41582  $  567,736     11.58%   1.35%    to     1.65%     5.34%    to    5.64%

                                                                PRUDENTIAL EQUITY PORTFOLIO


December 31, 2006      215,288   $ 1.23731    to   $ 2.08496  $  417,027      1.04%   1.35%    to     2.00%    10.37%    to   11.08%
December 31, 2005      249,850   $ 1.11720    to   $ 1.87806  $  438,393      0.96%   1.35%    to     2.00%     9.29%    to    9.98%
December 31, 2004      266,362   $ 1.01871    to   $ 1.70828  $  435,764      1.24%   1.35%    to     2.00%     7.77%    to    8.46%
December 31, 2003      285,436   $ 0.94205    to   $ 1.57580  $  438,294      0.99%   1.35%    to     1.90%    29.19%    to   29.90%
December 31, 2002      308,351   $ 0.72737    to   $ 1.21384  $  371,345      0.83%   1.35%    to     1.90%   -23.60%    to  -23.38%

                                                           PRUDENTIAL FLEXIBLE MANAGED PORTFOLIO


December 31, 2006       15,163   $ 1.82712    to   $ 1.82712  $   27,704      2.03%   1.40%    to     1.40%    10.62%    to   10.62%
December 31, 2005       17,773   $ 1.65164    to   $ 1.65164  $   29,354      2.01%   1.40%    to     1.40%     2.73%    to    2.73%
December 31, 2004       21,202   $ 1.60781    to   $ 1.60781  $   34,089      1.48%   1.40%    to     1.40%     9.21%    to    9.21%
December 31, 2003       24,849   $ 1.47227    to   $ 1.47227  $   36,584      2.09%   1.40%    to     1.40%    22.06%    to   22.06%
December 31, 2002       30,154   $ 1.20619    to   $ 1.20619  $   36,372      3.16%   1.40%    to     1.40%   -13.94%    to  -13.94%

                                                        PRUDENTIAL CONSERVATIVE BALANCED PORTFOLIO


December 31, 2006       23,410   $ 1.75118    to   $ 1.75118  $   40,995      2.65%   1.40%    to     1.40%     8.91%    to    8.91%
December 31, 2005       28,153   $ 1.60793    to   $ 1.60793  $   45,268      2.44%   1.40%    to     1.40%     2.01%    to    2.01%
December 31, 2004       34,197   $ 1.57630    to   $ 1.57630  $   53,905      2.04%   1.40%    to     1.40%     6.54%    to    6.54%
December 31, 2003       40,989   $ 1.47948    to   $ 1.47948  $   60,643      2.80%   1.40%    to     1.40%    17.13%    to   17.13%
December 31, 2002       50,764   $ 1.26312    to   $ 1.26312  $   64,121      0.00%   1.40%    to     1.40%   -10.24%    to  -10.24%

                                                                PRUDENTIAL VALUE PORTFOLIO


December 31, 2006      186,033   $ 1.53477    to   $ 2.96458  $  465,824      1.44%   1.35%    to     2.00%    17.60%    to   18.35%
December 31, 2005      196,035   $ 1.30259    to   $ 2.50630  $  426,327      1.37%   1.35%    to     2.00%    14.39%    to   15.11%
December 31, 2004      202,438   $ 1.13655    to   $ 2.17838  $  396,997      1.36%   1.35%    to     2.00%    14.03%    to   14.76%
December 31, 2003      201,621   $ 0.99472    to   $ 1.89915  $  362,689      1.56%   1.35%    to     1.90%    25.68%    to   26.37%
December 31, 2002      213,942   $ 0.79064    to   $ 1.50369  $  315,498      1.30%   1.35%    to     1.90%   -23.24%    to  -23.00%

                                                           PRUDENTIAL HIGH YIELD BOND PORTFOLIO


December 31, 2006      111,866   $ 1.34263    to   $ 1.66129  $  185,506      7.73%   1.35%    to     1.65%     8.44%    to    8.77%
December 31, 2005      133,431   $ 1.23810    to   $ 1.52788  $  203,527      6.74%   1.35%    to     1.65%     1.74%    to    2.01%
December 31, 2004      160,681   $ 1.21693    to   $ 1.49829  $  240,357      7.23%   1.35%    to     1.65%     8.52%    to    8.84%
December 31, 2003      190,160   $ 1.12137    to   $ 1.37730  $  261,532      8.35%   1.35%    to     1.65%    23.00%    to   23.37%
December 31, 2002      208,477   $ 0.91166    to   $ 1.11685  $  232,545     17.72%   1.35%    to     1.65%    -0.15%    to    0.18%

                                                          PRUDENTIAL NATURAL RESOURCES PORTFOLIO


December 31, 2006        2,954   $ 6.23651    to   $ 6.23651  $   18,425      1.93%   1.40%    to     1.40%    20.51%    to   20.51%
December 31, 2005        3,343   $ 5.17504    to   $ 5.17504  $   17,303      0.00%   1.40%    to     1.40%    53.76%    to   53.76%
December 31, 2004        3,501   $ 3.36558    to   $ 3.36558  $   11,783      3.40%   1.40%    to     1.40%    23.45%    to   23.45%
December 31, 2003        3,694   $ 2.72634    to   $ 2.72634  $   10,070      4.24%   1.40%    to     1.40%    37.08%    to   37.08%
December 31, 2002        4,433   $ 1.98889    to   $ 1.98889  $    8,817      0.57%   1.40%    to     1.40%    17.27%    to   17.27%

                                                             PRUDENTIAL STOCK INDEX PORTFOLIO


December 31, 2006      353,178   $ 0.96309    to   $ 2.16530  $  631,250      1.56%   1.35%    to     2.00%    13.28%    to   14.02%
December 31, 2005      407,098   $ 0.84766    to   $ 1.90012  $  645,583      1.47%   1.35%    to     2.00%     2.50%    to    3.14%
December 31, 2004      443,160   $ 0.82464    to   $ 1.84300  $  693,094      1.64%   1.35%    to     2.00%     8.29%    to    8.98%
December 31, 2003      434,432   $ 0.75934    to   $ 1.69204  $  645,369      1.48%   1.35%    to     1.90%    25.79%    to   26.48%
December 31, 2002      410,344   $ 0.60247    to   $ 1.33841  $  506,071      1.19%   1.35%    to     1.90%   -23.49%    to  -23.23%

                                                                PRUDENTIAL GLOBAL PORTFOLIO


December 31, 2006       76,284   $ 0.99602    to   $ 2.13726  $  140,710      0.65%   1.35%    to     2.00%    17.31%    to   18.05%
December 31, 2005       83,554   $ 0.84666    to   $ 1.81132  $  131,804      0.61%   1.35%    to     2.00%    13.80%    to   14.53%
December 31, 2004       92,115   $ 0.74184    to   $ 1.58248  $  128,221      0.99%   1.35%    to     2.00%     7.44%    to    8.13%
December 31, 2003       93,158   $ 0.68852    to   $ 1.46429  $  121,913      0.36%   1.35%    to     1.90%    31.57%    to   32.28%
December 31, 2002       89,622   $ 0.52224    to   $ 1.10749  $   90,783      1.06%   1.35%    to     1.90%   -26.40%    to  -26.15%


                                       A50

                                         AT YEAR ENDED                                          FOR YEAR ENDED
                       -------------------------------------------------  ---------------------------------------------------------
                                                                  NET     INVESTMENT
                        UNITS             UNIT VALUE            ASSETS      INCOME       EXPENSE RATIO**         TOTAL RETURN***
                        (000S)        LOWEST -- HIGHEST         (000S)      RATIO*      LOWEST -- HIGHEST       LOWEST -- HIGHEST
                       -------   ---------------------------  ----------  ----------  --------------------    ---------------------


                                                               PRUDENTIAL JENNISON PORTFOLIO


December 31, 2006      323,560   $ 0.69237    to   $ 1.98290  $  525,273      0.28%   1.35%    to     2.00%    -0.20%    to    0.44%
December 31, 2005      372,673   $ 0.69178    to   $ 1.97537  $  609,136      0.10%   1.35%    to     2.00%    12.31%    to   13.05%
December 31, 2004      421,800   $ 0.61411    to   $ 1.74849  $  620,026      0.45%   1.35%    to     2.00%     7.49%    to    8.18%
December 31, 2003      453,187   $ 0.56973    to   $ 1.61723  $  627,061      0.26%   1.35%    to     1.90%    27.81%    to   28.53%
December 31, 2002      470,005   $ 0.44488    to   $ 1.25897  $  521,577      0.20%   1.35%    to     1.90%   -32.11%    to  -31.87%

                                                      PRUDENTIAL SMALL CAPITALIZATION STOCK PORTFOLIO



December 31, 2006       43,383   $ 2.10323    to   $ 3.14174  $  118,332      0.56%   1.35%    to     1.65%    12.81%    to   13.15%
December 31, 2005       50,766   $ 1.86435    to   $ 2.77814  $  122,366      0.59%   1.35%    to     1.65%     5.52%    to    5.83%
December 31, 2004       56,066   $ 1.76674    to   $ 2.62630  $  127,911      0.59%   1.35%    to     1.65%    20.06%    to   20.42%
December 31, 2003       59,374   $ 1.47156    to   $ 2.18216  $  112,757      0.47%   1.35%    to     1.65%    36.02%    to   36.42%
December 31, 2002       67,804   $ 1.08184    to   $ 1.60035  $   94,563      0.89%   1.35%    to     1.65%   -16.30%    to  -16.05%

                                                        T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO


December 31, 2006       29,145   $ 1.14486    to   $ 1.54392  $   44,784      1.16%   1.35%    to     1.65%    17.17%    to   17.51%
December 31, 2005       31,879   $ 0.97711    to   $ 1.31451  $   41,741      1.57%   1.35%    to     1.65%    14.16%    to   14.49%
December 31, 2004       35,382   $ 0.85590    to   $ 1.14869  $   40,479      1.09%   1.35%    to     1.65%    11.92%    to   12.27%
December 31, 2003       37,910   $ 0.76471    to   $ 1.02374  $   38,680      1.28%   1.35%    to     1.65%    28.40%    to   28.77%
December 31, 2002       39,723   $ 0.59558    to   $ 0.79531  $   31,480      0.90%   1.35%    to     1.65%   -19.61%    to  -19.39%

                                                           T. ROWE PRICE EQUITY INCOME PORTFOLIO


December 31, 2006       63,395   $ 1.54295    to   $ 2.36313  $  148,936      1.55%   1.35%    to     1.65%    17.03%    to   17.39%
December 31, 2005       75,165   $ 1.31837    to   $ 2.01408  $  150,483      1.54%   1.35%    to     1.65%     2.23%    to    2.54%
December 31, 2004       84,329   $ 1.28960    to   $ 1.96512  $  164,796      1.56%   1.35%    to     1.65%    13.05%    to   13.39%
December 31, 2003       91,614   $ 1.14069    to   $ 1.73402  $  158,057      1.69%   1.35%    to     1.65%    23.46%    to   23.83%
December 31, 2002      100,665   $ 0.92390    to   $ 1.40102  $  140,402      1.59%   1.35%    to     1.65%   -14.53%    to  -14.28%

                                                            PREMIER VIT OPCAP MANAGED PORTFOLIO


December 31, 2006       91,386   $ 1.18165    to   $ 1.70043  $  155,331      1.81%   1.35%    to     1.65%     7.87%    to    8.20%
December 31, 2005      110,586   $ 1.09540    to   $ 1.57237  $  173,819      1.23%   1.35%    to     1.65%     3.58%    to    3.89%
December 31, 2004      132,223   $ 1.05759    to   $ 1.51433  $  200,148      1.54%   1.35%    to     1.65%     8.97%    to    9.29%
December 31, 2003      155,780   $ 0.97053    to   $ 1.38628  $  215,874      1.86%   1.35%    to     1.65%    19.77%    to   20.12%
December 31, 2002      183,137   $ 0.81033    to   $ 1.15460  $  211,382      2.06%   1.35%    to     1.65%   -18.23%    to  -17.99%

                                                           PREMIER VIT OPCAP SMALL CAP PORTFOLIO


December 31, 2006       31,549   $ 2.37865    to   $ 2.55214  $   80,472      0.00%   1.35%    to     1.65%    22.07%    to   22.43%
December 31, 2005       37,521   $ 1.94860    to   $ 2.08553  $   78,204      0.00%   1.35%    to     1.65%    -1.56%    to   -1.27%
December 31, 2004       46,585   $ 1.97949    to   $ 2.11349  $   98,398      0.05%   1.35%    to     1.65%    15.97%    to   16.31%
December 31, 2003       52,211   $ 1.70696    to   $ 1.81797  $   94,869      0.05%   1.35%    to     1.65%    40.34%    to   40.76%
December 31, 2002       59,643   $ 1.21632    to   $ 1.29217  $   77,030      0.07%   1.35%    to     1.65%   -22.91%    to  -22.68%

                                                                 AIM V.I. CORE EQUITY FUND


December 31, 2006      105,519   $ 0.95952    to   $ 1.80467  $  188,149      0.67%   1.35%    to     1.65%    14.81%    to   15.16%
December 31, 2005       48,775   $ 0.83573    to   $ 1.56803  $   75,486      1.43%   1.35%    to     1.65%     3.61%    to    3.91%
December 31, 2004       58,701   $ 0.80658    to   $ 1.50970  $   87,533      0.93%   1.35%    to     1.65%     7.19%    to    7.52%
December 31, 2003       69,193   $ 0.75247    to   $ 1.40486  $   96,053      0.98%   1.35%    to     1.65%    22.40%    to   22.75%
December 31, 2002       80,527   $ 0.61477    to   $ 1.14498  $   91,255      0.30%   1.35%    to     1.65%   -16.95%    to  -16.70%

                                                   JANUS ASPEN LARGE CAP GROWTH -- INSTITUTIONAL SHARES


December 31, 2006       73,096   $ 0.77290    to   $ 1.58878  $  114,155      0.47%   1.35%    to     1.65%     9.57%    to    9.91%
December 31, 2005       88,674   $ 0.70539    to   $ 1.44650  $  126,204      0.33%   1.35%    to     1.65%     2.60%    to    2.90%
December 31, 2004      108,636   $ 0.68751    to   $ 1.40646  $  150,008      0.14%   1.35%    to     1.65%     2.81%    to    3.13%
December 31, 2003      128,974   $ 0.66870    to   $ 1.36461  $  172,930      0.09%   1.35%    to     1.65%    29.57%    to   29.96%
December 31, 2002      152,436   $ 0.51608    to   $ 1.05047  $  157,514      0.00%   1.35%    to     1.65%   -27.71%    to  -27.49%

                                            JANUS ASPEN INTERNATIONAL GROWTH PORTFOLIO -- INSTITUTIONAL SHARES


December 31, 2006       70,571   $ 1.95154    to   $ 3.47954  $  242,355      1.95%   1.35%    to     1.65%    44.65%    to   45.08%
December 31, 2005       81,367   $ 1.34919    to   $ 2.39973  $  192,824      1.20%   1.35%    to     1.65%    30.16%    to   30.54%
December 31, 2004       94,695   $ 1.03659    to   $ 1.83930  $  172,017      0.90%   1.35%    to     1.65%    17.02%    to   17.35%
December 31, 2003      110,936   $ 0.88582    to   $ 1.56797  $  171,973      1.22%   1.35%    to     1.65%    32.73%    to   33.12%
December 31, 2002      133,117   $ 0.66739    to   $ 1.17846  $  155,179      0.84%   1.35%    to     1.65%   -26.80%    to  -26.57%


                                       A51

                                         AT YEAR ENDED                                          FOR YEAR ENDED
                       -------------------------------------------------  ---------------------------------------------------------
                                                                  NET     INVESTMENT
                        UNITS             UNIT VALUE            ASSETS      INCOME       EXPENSE RATIO**         TOTAL RETURN***
                        (000S)        LOWEST -- HIGHEST         (000S)      RATIO*      LOWEST -- HIGHEST       LOWEST -- HIGHEST
                       -------   ---------------------------  ----------  ----------  --------------------    ---------------------


                                                              MFS VIT -- RESEARCH BOND SERIES


December 31, 2006       22,867   $ 0.99783    to   $ 1.59906  $   36,354      0.52%   1.35%    to     1.65%     8.69%    to    8.99%
December 31, 2005       27,680   $ 0.91808    to   $ 1.46772  $   40,404      0.49%   1.35%    to     1.65%     6.06%    to    6.37%
December 31, 2004       33,162   $ 0.86562    to   $ 1.38048  $   45,567      1.08%   1.35%    to     1.65%    13.97%    to   14.31%
December 31, 2003       38,554   $ 0.75952    to   $ 1.20836  $   46,388      0.68%   1.35%    to     1.65%    22.68%    to   23.03%
December 31, 2002       44,963   $ 0.61911    to   $ 0.98255  $   43,990      0.28%   1.35%    to     1.65%   -25.77%    to  -25.54%

                                                                MFS EMERGING GROWTH SERIES


December 31, 2006       66,215   $ 0.80244    to   $ 1.47914  $   97,350      0.00%   1.35%    to     1.65%     6.16%    to    6.45%
December 31, 2005       80,363   $ 0.75590    to   $ 1.39011  $  111,071      0.00%   1.35%    to     1.65%     7.43%    to    7.75%
December 31, 2004       98,291   $ 0.70362    to   $ 1.29091  $  126,133      0.00%   1.35%    to     1.65%    11.13%    to   11.46%
December 31, 2003      115,437   $ 0.63317    to   $ 1.15881  $  132,948      0.00%   1.35%    to     1.65%    28.12%    to   28.49%
December 31, 2002      132,891   $ 0.49421    to   $ 0.90235  $  119,194      0.00%   1.35%    to     1.65%   -34.84%    to  -34.64%

                                                           CREDIT SUISSE TRUST GLOBAL SMALL CAP


December 31, 2006       15,776   $ 1.08635    to   $ 1.43500  $   22,593      0.00%   1.35%    to     1.65%    11.39%    to   11.70%
December 31, 2005       19,130   $ 0.97531    to   $ 1.28530  $   24,548      0.00%   1.35%    to     1.65%    14.26%    to   14.59%
December 31, 2004       22,247   $ 0.85361    to   $ 1.12210  $   24,922      0.00%   1.35%    to     1.65%    16.07%    to   16.42%
December 31, 2003       24,730   $ 0.73541    to   $ 0.96436  $   23,813      0.00%   1.35%    to     1.65%    45.26%    to   45.68%
December 31, 2002       27,585   $ 0.50628    to   $ 0.66230  $   18,245      0.00%   1.35%    to     1.65%   -35.22%    to  -35.03%

                                                              AMERICAN CENTURY VP VALUE FUND


December 31, 2006       26,126   $ 1.86028    to   $ 2.22761  $   57,938      1.42%   1.35%    to     1.65%    16.73%    to   17.08%
December 31, 2005       30,623   $ 1.59361    to   $ 1.90364  $   58,037      0.90%   1.35%    to     1.65%     3.33%    to    3.63%
December 31, 2004       34,892   $ 1.54228    to   $ 1.83772  $   63,894      1.01%   1.35%    to     1.65%    12.49%    to   12.81%
December 31, 2003       37,346   $ 1.37107    to   $ 1.62974  $   60,648      1.09%   1.35%    to     1.65%    26.87%    to   27.23%
December 31, 2002       42,190   $ 1.08073    to   $ 1.28151  $   53,892      0.93%   1.35%    to     1.65%   -14.04%    to  -13.79%

                                                        FRANKLIN SMALL -- MID CAP GROWTH SECURITIES


December 31, 2006       27,564   $ 0.99775    to   $ 1.70655  $   45,925      0.00%   1.35%    to     1.65%     6.93%    to    7.25%
December 31, 2005       33,253   $ 0.93308    to   $ 1.59202  $   51,693      0.00%   1.35%    to     1.65%     3.08%    to    3.40%
December 31, 2004       39,929   $ 0.90516    to   $ 1.54056  $   60,060      0.00%   1.35%    to     1.65%     9.66%    to    9.99%
December 31, 2003       45,499   $ 0.82539    to   $ 1.40143  $   62,294      0.00%   1.35%    to     1.65%    35.01%    to   35.41%
December 31, 2002       51,618   $ 0.61134    to   $ 1.03547  $   52,263      0.25%   1.35%    to     1.65%   -29.84%    to  -29.63%

                                                         PRUDENTIAL JENNISON 20/20 FOCUS PORTFOLIO


December 31, 2006       52,651   $ 1.54401    to   $ 1.61949  $   85,221      0.40%   1.35%    to     1.65%    12.28%    to   12.61%
December 31, 2005       52,853   $ 1.37511    to   $ 1.43892  $   76,014      0.24%   1.35%    to     1.65%    19.62%    to   19.98%
December 31, 2004       51,736   $ 1.14958    to   $ 1.20003  $   62,053      0.10%   1.35%    to     1.65%    14.05%    to   14.39%
December 31, 2003       56,016   $ 1.00792    to   $ 1.04952  $   58,759      0.22%   1.35%    to     1.65%    27.20%    to   27.59%
December 31, 2002       63,260   $ 0.79236    to   $ 0.82304  $   52,044      0.02%   1.35%    to     1.65%   -23.51%    to  -23.28%

                                                   PRUDENTIAL DIVERSIFIED CONSERVATIVE GROWTH PORTFOLIO


December 31, 2006       92,717   $ 1.40304    to   $ 1.43284  $  131,993      3.32%   1.35%    to     1.65%     5.19%    to    5.51%
December 31, 2005      106,144   $ 1.33377    to   $ 1.35805  $  143,304      3.13%   1.35%    to     1.65%     5.30%    to    5.62%
December 31, 2004      123,176   $ 1.26658    to   $ 1.28576  $  157,523      3.12%   1.35%    to     1.65%     7.79%    to    8.11%
December 31, 2003      135,064   $ 1.17504    to   $ 1.18932  $  159,862      4.45%   1.35%    to     1.65%    19.61%    to   19.95%
December 31, 2002      149,785   $ 0.98242    to   $ 0.99155  $  147,869      0.22%   1.35%    to     1.65%    -8.61%    to   -8.34%

                                                                     DAVIS VALUE FUND


December 31, 2006       57,391   $ 1.23605    to   $ 1.26051  $   72,077      0.76%   1.35%    to     1.65%    13.13%    to   13.48%
December 31, 2005       61,958   $ 1.09258    to   $ 1.11081  $   68,608      0.95%   1.35%    to     1.65%     7.67%    to    7.99%
December 31, 2004       69,705   $ 1.01470    to   $ 1.02858  $   71,511      0.83%   1.35%    to     1.65%    10.51%    to   10.85%
December 31, 2003       70,263   $ 0.91822    to   $ 0.92794  $   65,072      0.80%   1.35%    to     1.65%    27.67%    to   28.01%
December 31, 2002       67,128   $ 0.71923    to   $ 0.72488  $   48,590      0.70%   1.35%    to     1.65%   -17.62%    to  -17.37%

                                                            ALLIANCEBERNSTEIN LARGE CAP GROWTH


December 31, 2006       15,195   $ 0.62974    to   $ 0.64277  $    9,727      0.00%   1.35%    to     1.65%    -2.26%    to   -1.95%
December 31, 2005       17,225   $ 0.64427    to   $ 0.65558  $   11,255      0.00%   1.35%    to     1.65%    12.98%    to   13.30%
December 31, 2004       19,560   $ 0.57025    to   $ 0.57864  $   11,286      0.00%   1.35%    to     1.65%     6.60%    to    6.91%
December 31, 2003       22,881   $ 0.53496    to   $ 0.54123  $   12,354      0.00%   1.35%    to     1.65%    21.34%    to   21.74%
December 31, 2002       24,149   $ 0.44088    to   $ 0.44458  $   10,716      0.00%   1.35%    to     1.65%   -31.97%    to  -31.75%


                                       A52

                                         AT YEAR ENDED                                          FOR YEAR ENDED
                       -------------------------------------------------  ---------------------------------------------------------
                                                                  NET     INVESTMENT
                        UNITS             UNIT VALUE            ASSETS      INCOME       EXPENSE RATIO**         TOTAL RETURN***
                        (000S)        LOWEST -- HIGHEST         (000S)      RATIO*      LOWEST -- HIGHEST       LOWEST -- HIGHEST
                       -------   ---------------------------  ----------  ----------  --------------------    ---------------------


                                                 PRUDENTIAL SP T.ROWE PRICE LARGE -- CAP GROWTH PORTFOLIO


December 31, 2006       54,219   $ 0.73459    to   $ 1.48086  $   60,244      0.00%   1.40%    to     2.00%     3.84%    to    4.46%
December 31, 2005       57,242   $ 0.70537    to   $ 1.41770  $   59,791      0.00%   1.40%    to     2.00%    14.21%    to   14.89%
December 31, 2004       60,177   $ 0.61576    to   $ 1.23406  $   53,433      0.00%   1.40%    to     2.00%     4.01%    to    4.65%
December 31, 2003       53,417   $ 0.59025    to   $ 0.95090  $   42,367      0.00%   1.40%    to     1.90%    21.55%    to   22.14%
December 31, 2002       36,087   $ 0.48468    to   $ 0.78002  $   19,331      0.00%   1.40%    to     1.90%   -32.34%    to  -32.14%

                                                            PRUDENTIAL SP DAVIS VALUE PORTFOLIO


December 31, 2006      168,113   $ 1.26697    to   $ 1.69738  $  250,553      0.82%   1.40%    to     2.00%    12.78%    to   13.45%
December 31, 2005      185,836   $ 1.12018    to   $ 1.49631  $  243,820      0.92%   1.40%    to     2.00%     7.38%    to    8.02%
December 31, 2004      189,704   $ 1.04012    to   $ 1.38531  $  228,840      0.40%   1.40%    to     2.00%    10.32%    to   10.98%
December 31, 2003      155,813   $ 0.94006    to   $ 1.10632  $  164,272      0.46%   1.40%    to     1.90%    27.00%    to   27.63%
December 31, 2002      106,230   $ 0.73878    to   $ 0.86688  $   81,449      0.01%   1.40%    to     1.90%   -17.11%    to  -16.86%

                                                          PRUDENTIAL SP SMALL CAP VALUE PORTFOLIO


December 31, 2006      132,316   $ 1.38934    to   $ 1.79078  $  221,323      0.54%   1.35%    to     2.00%    12.36%    to   13.08%
December 31, 2005      151,550   $ 1.23523    to   $ 1.58443  $  224,147      0.52%   1.35%    to     2.00%     2.57%    to    3.22%
December 31, 2004      149,233   $ 1.20315    to   $ 1.53719  $  213,281      0.17%   1.35%    to     2.00%    18.32%    to   19.07%
December 31, 2003      108,305   $ 1.01585    to   $ 1.24988  $  128,463      0.03%   1.35%    to     1.90%    30.63%    to   31.34%
December 31, 2002       67,383   $ 0.77764    to   $ 0.95217  $   59,474      0.55%   1.35%    to     1.90%   -15.82%    to  -15.52%

                                                         PRUDENTIAL SP SMALL-CAP GROWTH PORTFOLIO


December 31, 2006       37,498   $ 0.66939    to   $ 1.42492  $   41,332      0.00%   1.40%    to     2.00%    10.18%    to   10.85%
December 31, 2005       39,603   $ 0.60571    to   $ 1.28565  $   39,328      0.00%   1.40%    to     2.00%     0.47%    to    1.08%
December 31, 2004       38,777   $ 0.60112    to   $ 1.27212  $   36,834      0.00%   1.40%    to     2.00%    -2.87%    to   -2.29%
December 31, 2003       29,424   $ 0.61704    to   $ 1.01108  $   26,084      0.00%   1.40%    to     1.90%    32.21%    to   32.87%
December 31, 2002       17,603   $ 0.46578    to   $ 0.76251  $    9,683      0.00%   1.35%    to     1.90%   -31.43%    to  -31.22%

                                                        PRUDENTIAL SP PIMCO TOTAL RETURN PORTFOLIO


December 31, 2006      361,785   $ 1.06640    to   $10.22328  $  430,529      4.22%   1.35%    to     2.50%     1.16%    to    2.30%
December 31, 2005      398,806   $ 1.04909    to   $ 1.32513  $  466,974      4.71%   1.35%    to     2.00%     0.37%    to    1.03%
December 31, 2004      403,102   $ 1.04519    to   $ 1.31224  $  471,428      1.95%   1.35%    to     2.00%     3.20%    to    3.89%
December 31, 2003      369,822   $ 1.09611    to   $ 1.26394  $  424,483      2.48%   1.35%    to     1.90%     3.87%    to    4.45%
December 31, 2002      282,337   $ 1.05530    to   $ 1.21092  $  320,162      2.97%   1.35%    to     1.90%     7.57%    to    7.93%

                                                         PRUDENTIAL SP PIMCO HIGH YIELD PORTFOLIO


December 31, 2006      130,998   $ 1.27068    to   $ 1.48318  $  186,032      7.32%   1.40%    to     2.00%     7.35%    to    8.02%
December 31, 2005      145,355   $ 1.18368    to   $ 1.37312  $  191,575      6.47%   1.40%    to     2.00%     2.01%    to    2.61%
December 31, 2004      146,925   $ 1.16040    to   $ 1.33818  $  189,300      6.80%   1.40%    to     2.00%     7.18%    to    7.81%
December 31, 2003      110,566   $ 1.16517    to   $ 1.24124  $  132,701      6.92%   1.40%    to     1.90%    20.13%    to   20.74%
December 31, 2002       49,943   $ 0.96993    to   $ 1.02813  $   50,232      7.48%   1.40%    to     1.90%    -1.52%    to   -1.24%

                                                  JANUS ASPEN LARGE CAP GROWTH PORTFOLIO - SERVICE SHARES


December 31, 2006       22,671   $ 0.65369    to   $ 1.43985  $   22,717      0.28%   1.40%    to     2.00%     8.96%    to    9.60%
December 31, 2005       24,175   $ 0.59821    to   $ 1.31370  $   21,744      0.13%   1.40%    to     2.00%     1.98%    to    2.59%
December 31, 2004       26,095   $ 0.58487    to   $ 1.28061  $   22,332      0.00%   1.40%    to     2.00%     2.16%    to    2.77%
December 31, 2003       24,483   $ 0.57082    to   $ 1.00180  $   18,639      0.00%   1.40%    to     1.90%    29.06%    to   29.69%
December 31, 2002       19,693   $ 0.44152    to   $ 0.77398  $    9,935      0.00%   1.40%    to     1.90%   -27.95%    to  -27.72%

                                                          PRUDENTIAL SP LARGE CAP VALUE PORTFOLIO


December 31, 2006       67,053   $ 1.34067    to   $ 1.73324  $  101,040      1.33%   1.35%    to     2.00%    16.16%    to   16.89%
December 31, 2005       84,382   $ 1.15025    to   $ 1.48345  $  108,301      0.83%   1.35%    to     2.00%     4.56%    to    5.24%
December 31, 2004       77,841   $ 1.09631    to   $ 1.41075  $   94,236      0.78%   1.35%    to     2.00%    15.44%    to   16.19%
December 31, 2003       62,105   $ 0.94638    to   $ 1.04790  $   63,307      0.00%   1.35%    to     1.90%    24.40%    to   25.07%
December 31, 2002       42,897   $ 0.75888    to   $ 0.83825  $   33,367      1.22%   1.35%    to     1.90%   -17.77%    to  -17.49%

                                                          PRUDENTIAL SP AIM CORE EQUITY PORTFOLIO


December 31, 2006       25,837   $ 0.81229    to   $ 1.51572  $   29,521      0.94%   1.40%    to     2.00%    13.78%    to   14.46%
December 31, 2005       28,460   $ 0.71174    to   $ 1.32432  $   28,299      1.03%   1.40%    to     2.00%     2.58%    to    3.19%
December 31, 2004       28,927   $ 0.69173    to   $ 1.28542  $   27,334      0.46%   1.40%    to     2.00%     6.66%    to    7.30%
December 31, 2003       24,460   $ 0.64656    to   $ 1.04529  $   19,905      0.32%   1.40%    to     1.90%    21.38%    to   21.98%
December 31, 2002       20,905   $ 0.53161    to   $ 0.85696  $   12,421      0.00%   1.40%    to     1.90%   -16.62%    to  -16.38%


                                       A53

                                         AT YEAR ENDED                                          FOR YEAR ENDED
                       -------------------------------------------------  ---------------------------------------------------------
                                                                  NET     INVESTMENT
                        UNITS             UNIT VALUE            ASSETS      INCOME       EXPENSE RATIO**         TOTAL RETURN***
                        (000S)        LOWEST -- HIGHEST         (000S)      RATIO*      LOWEST -- HIGHEST       LOWEST -- HIGHEST
                       -------   ---------------------------  ----------  ----------  --------------------    ---------------------


                                                 PRUDENTIAL SP STRATEGIC PARTNERS FOCUSED GROWTH PORTFOLIO


December 31, 2006       28,857   $ 0.72113    to   $ 1.44859  $   30,789      0.00%   1.35%    to     2.00%    -2.61%    to   -1.98%
December 31, 2005       29,854   $ 0.73825    to   $ 1.47863  $   32,170      0.00%   1.35%    to     2.00%    12.89%    to   13.61%
December 31, 2004       28,430   $ 0.65198    to   $ 1.30209  $   26,017      0.00%   1.35%    to     2.00%     8.42%    to    9.11%
December 31, 2003       24,824   $ 0.59950    to   $ 1.00077  $   19,412      0.00%   1.35%    to     1.90%    23.49%    to   24.16%
December 31, 2002       17,956   $ 0.48451    to   $ 0.80793  $    9,834      0.00%   1.35%    to     1.90%   -26.51%    to  -26.28%

                                                          PRUDENTIAL SP MID CAP GROWTH PORTFOLIO


December 31, 2006       99,310   $ 0.64505    to   $ 1.58504  $  103,544      0.00%   1.35%    to     2.00%    -3.86%    to   -3.25%
December 31, 2005      118,076   $ 0.66904    to   $ 1.63898  $  124,278      0.00%   1.35%    to     2.00%     3.20%    to    3.84%
December 31, 2004       95,143   $ 0.64649    to   $ 1.57888  $   92,650      0.00%   1.35%    to     2.00%    17.21%    to   17.96%
December 31, 2003       67,470   $ 0.54998    to   $ 0.93944  $   50,518      0.00%   1.35%    to     1.90%    37.48%    to   38.25%
December 31, 2002       33,702   $ 0.39925    to   $ 0.68122  $   14,900      0.00%   1.35%    to     1.90%   -47.23%    to  -47.05%

                                                       SP PRUDENTIAL U.S. EMERGING GROWTH PORTFOLIO


December 31, 2006      103,549   $ 0.93851    to   $ 2.05363  $  154,141      0.00%   1.35%    to     2.00%     7.44%    to    8.13%
December 31, 2005      114,303   $ 0.87096    to   $ 1.90014  $  156,928      0.00%   1.35%    to     2.00%    15.47%    to   16.21%
December 31, 2004       93,665   $ 0.75197    to   $ 1.63587  $  108,264      0.00%   1.35%    to     2.00%    19.01%    to   19.78%
December 31, 2003       76,118   $ 0.63000    to   $ 1.05808  $   67,589      0.00%   1.35%    to     1.90%    39.45%    to   40.20%
December 31, 2002       41,584   $ 0.45086    to   $ 0.75658  $   21,753      0.00%   1.35%    to     1.90%   -33.22%    to  -32.98%

                                                   PRUDENTIAL SP CONSERVATIVE ASSET ALLOCATION PORTFOLIO


December 31, 2006      376,140   $ 1.24325    to   $11.18453  $  592,998      3.48%   1.35%    to     2.75%     5.77%    to    7.23%
December 31, 2005      413,947   $ 1.16340    to   $ 1.27471  $  603,052      1.25%   1.35%    to     2.00%     3.84%    to    4.50%
December 31, 2004      368,692   $ 1.11720    to   $ 1.22048  $  432,866      1.32%   1.35%    to     2.00%     6.75%    to    7.44%
December 31, 2003      246,729   $ 1.04299    to   $ 1.07868  $  267,381      1.21%   1.35%    to     1.90%    14.32%    to   14.94%
December 31, 2002      121,341   $ 0.91013    to   $ 0.93918  $  111,677      0.27%   1.35%    to     1.90%    -7.45%    to   -7.13%

                                                     PRUDENTIAL SP BALANCED ASSET ALLOCATION PORTFOLIO


December 31, 2006      710,507   $ 1.19704    to   $11.57861  $1,280,735      2.60%   1.35%    to     2.75%     7.73%    to    9.22%
December 31, 2005      772,289   $ 1.09974    to   $ 1.38790  $1,263,780      0.81%   1.35%    to     2.00%     5.49%    to    6.18%
December 31, 2004      636,614   $ 1.03936    to   $ 1.30793  $  772,350      0.75%   1.35%    to     2.00%     8.91%    to    9.61%
December 31, 2003      389,561   $ 0.95147    to   $ 1.07966  $  421,057      0.79%   1.35%    to     1.90%    20.59%    to   21.23%
December 31, 2002      166,934   $ 0.78749    to   $ 0.89088  $  138,130      0.00%   1.35%    to     1.90%   -13.16%    to  -12.85%

                                                      PRUDENTIAL SP GROWTH ASSET ALLOCATION PORTFOLIO


December 31, 2006      550,337   $ 1.12011    to   $11.99312  $1,137,566      1.88%   1.35%    to     2.75%     9.87%    to   11.39%
December 31, 2005      593,163   $ 1.00920    to   $ 1.48911  $1,099,499      0.50%   1.35%    to     2.00%     7.10%    to    7.79%
December 31, 2004      477,746   $ 0.93943    to   $ 1.38211  $  597,023      0.40%   1.35%    to     2.00%    10.83%    to   11.54%
December 31, 2003      281,219   $ 0.84514    to   $ 1.06700  $  301,059      0.44%   1.35%    to     1.90%    25.88%    to   26.57%
December 31, 2002      120,052   $ 0.67004    to   $ 0.84346  $   88,202      0.00%   1.35%    to     1.90%   -18.65%    to  -18.35%

                                                PRUDENTIAL SP AGGRESSIVE GROWTH ASSET ALLOCATION PORTFOLIO


December 31, 2006      100,341   $ 1.03126    to   $ 1.77768  $  159,375      1.90%   1.35%    to     2.00%    12.04%    to   12.76%
December 31, 2005      112,979   $ 0.91771    to   $ 1.57741  $  159,065      0.16%   1.35%    to     2.00%     8.32%    to    9.01%
December 31, 2004       92,089   $ 0.84470    to   $ 1.44765  $  117,544      0.05%   1.40%    to     2.00%    12.51%    to   13.17%
December 31, 2003       49,024   $ 0.74865    to   $ 1.05061  $   51,315      0.02%   1.40%    to     1.90%    30.30%    to   30.96%
December 31, 2002       20,717   $ 0.57340    to   $ 0.80240  $   13,525      0.00%   1.35%    to     1.90%   -23.46%    to  -23.24%

                                                       PRUDENTIAL SP INTERNATIONAL GROWTH PORTFOLIO


December 31, 2006       67,134   $ 0.87322    to   $13.26174  $  104,183      1.78%   1.35%    to     2.50%    18.10%    to   19.44%
December 31, 2005       65,436   $ 0.73359    to   $ 1.78245  $   83,908      0.59%   1.35%    to     2.00%    14.11%    to   14.85%
December 31, 2004       58,453   $ 0.64107    to   $ 1.55290  $   63,262      0.19%   1.35%    to     2.00%    14.26%    to   14.98%
December 31, 2003       40,928   $ 0.55950    to   $ 1.10501  $   34,917      0.26%   1.35%    to     1.90%    36.98%    to   37.73%
December 31, 2002       28,228   $ 0.40766    to   $ 0.80285  $   14,017      0.00%   1.35%    to     1.90%   -23.86%    to  -23.60%

                                                        PRUDENTIAL SP INTERNATIONAL VALUE PORTFOLIO


December 31, 2006       64,527   $ 1.19259    to   $ 2.07301  $  107,561      1.46%   1.40%    to     2.00%    26.57%    to   27.32%
December 31, 2005       61,884   $ 0.93945    to   $ 1.63218  $   80,895      0.42%   1.40%    to     2.00%    11.54%    to   12.21%
December 31, 2004       56,155   $ 0.83972    to   $ 1.45822  $   64,335      0.43%   1.40%    to     2.00%    13.54%    to   14.21%
December 31, 2003       45,767   $ 0.73752    to   $ 1.07261  $   43,370      0.71%   1.40%    to     1.90%    25.00%    to   25.62%
December 31, 2002       31,180   $ 0.58896    to   $ 0.85393  $   20,521      0.00%   1.40%    to     1.90%   -18.56%    to  -18.31%


                                       A54

                                         AT YEAR ENDED                                          FOR YEAR ENDED
                       -------------------------------------------------  ---------------------------------------------------------
                                                                  NET     INVESTMENT
                        UNITS             UNIT VALUE            ASSETS      INCOME       EXPENSE RATIO**         TOTAL RETURN***
                        (000S)        LOWEST -- HIGHEST         (000S)      RATIO*      LOWEST -- HIGHEST       LOWEST -- HIGHEST
                       -------   ---------------------------  ----------  ----------  --------------------    ---------------------


                                                                EVERGREEN VA BALANCED FUND


December 31, 2006          971   $ 1.14068    to   $ 1.32299  $    1,271      2.47%   1.40%    to     1.85%     7.85%    to    8.34%
December 31, 2005        1,017   $ 1.05290    to   $ 1.22238  $    1,234      2.41%   1.40%    to     1.85%     3.37%    to    3.83%
December 31, 2004        1,326   $ 1.01405    to   $ 1.18087  $    1,554      0.86%   1.40%    to     1.85%     4.37%    to    4.85%
December 31, 2003        1,190   $ 0.96717    to   $ 0.96717  $    1,335      6.21%   1.40%    to     1.40%    14.17%    to   14.17%
December 31, 2002            7   $ 0.84711    to   $ 0.84711  $        6      0.28%   1.40%    to     1.40%   -10.91%    to  -10.91%

                                                                 EVERGREEN VA GROWTH FUND


December 31, 2006          805   $ 1.28611    to   $ 1.74499  $    1,386      0.00%   1.40%    to     1.85%     9.02%    to    9.51%
December 31, 2005          849   $ 1.17798    to   $ 1.59343  $    1,339      0.00%   1.40%    to     1.85%     4.59%    to    5.06%
December 31, 2004        1,020   $ 1.12462    to   $ 1.51675  $    1,536      0.00%   1.40%    to     1.85%    11.80%    to   12.29%
December 31, 2003          766   $ 1.00452    to   $ 1.00452  $    1,031      0.00%   1.70%    to     1.70%    36.66%    to   36.66%
December 31, 2002            5   $ 0.73505    to   $ 0.73505  $        3      0.00%   1.70%    to     1.70%   -24.48%    to  -24.48%

                                                                  EVERGREEN VA OMEGA FUND


December 31, 2006        1,986   $ 1.04897    to   $ 1.51345  $    2,962      0.00%   1.40%    to     1.85%     4.10%    to    4.56%
December 31, 2005        2,203   $ 1.00323    to   $ 1.44748  $    3,141      0.20%   1.40%    to     1.85%     1.97%    to    2.42%
December 31, 2004        2,484   $ 0.96898    to   $ 1.41333  $    3,469      0.00%   1.40%    to     1.85%     5.26%    to    5.74%
December 31, 2003        1,962   $ 0.92642    to   $ 1.04554  $    2,607      0.00%   1.40%    to     1.70%    37.70%    to   38.11%
December 31, 2002           22   $ 0.67078    to   $ 0.75856  $       17      0.00%   1.40%    to     1.70%   -26.41%    to  -26.41%

                                                             EVERGREEN VA SPECIAL VALUES FUND


December 31, 2006        2,499   $ 1.67420    to   $ 1.94718  $    4,790      0.79%   1.40%    to     1.85%    19.35%    to   19.87%
December 31, 2005        2,586   $ 1.40077    to   $ 1.62435  $    4,152      1.00%   1.40%    to     1.85%     8.75%    to    9.24%
December 31, 2004        2,603   $ 1.28607    to   $ 1.48703  $    3,833      1.15%   1.40%    to     1.85%    18.19%    to   18.71%
December 31, 2003        1,471   $ 1.08655    to   $ 1.20289  $    1,830      0.30%   1.40%    to     1.70%    27.35%    to   27.72%
December 31, 2002           48   $ 0.85230    to   $ 0.94182  $       42      0.34%   1.40%    to     1.70%   -14.06%    to  -13.81%

                                            EVERGREEN VA INTERNATIONAL EQUITY FUND (AVAILABLE DECEMBER 5, 2003)


December 31, 2006          130   $16.82933    to   $17.05947  $    2,193      3.79%   1.40%    to     1.85%    20.93%    to   21.46%
December 31, 2005          124   $13.91662    to   $14.04482  $    1,730      2.61%   1.40%    to     1.85%    13.90%    to   14.40%
December 31, 2004           87   $12.21880    to   $12.27702  $    1,062      1.61%   1.40%    to     1.85%    17.04%    to   17.56%
December 31, 2003           34   $10.43946    to   $10.44289  $      350      0.93%   1.40%    to     1.85%     4.50%    to    4.53%

                                           EVERGREEN VA FUNDAMENTAL LARGE CAP FUND (AVAILABLE DECEMBER 5, 2003)


December 31, 2006          312   $13.19825    to   $13.37882  $    4,140      1.22%   1.40%    to     1.85%    10.63%    to   11.12%
December 31, 2005          344   $11.93001    to   $12.03990  $    4,118      0.98%   1.40%    to     1.85%     7.04%    to    7.51%
December 31, 2004          266   $11.14557    to   $11.19868  $    2,976      1.69%   1.40%    to     1.85%     7.23%    to    7.70%
December 31, 2003           68   $10.39444    to   $10.39784  $      710      0.51%   1.40%    to     1.85%     4.80%    to    4.83%

                                        AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO (AVAILABLE MARCH 14, 2005)


December 31, 2006          587   $11.77136    to   $11.89718  $    6,827      0.47%   1.40%    to     2.00%    14.98%    to   15.65%
December 31, 2005          115   $10.23808    to   $10.28681  $    1,177      0.00%   1.40%    to     2.00%     1.83%    to    2.31%

                                         AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO (AVAILABLE MARCH 14, 2005)


December 31, 2006          437   $11.80673    to   $11.93304  $    5,128      1.15%   1.40%    to     2.00%    14.57%    to   15.25%
December 31, 2005          140   $10.30508    to   $10.35426  $    1,450      0.00%   1.40%    to     2.00%     2.37%    to    2.86%

                                       AST AMERICAN CENTURY STRATEGIC BALANCED PORTFOLIO (AVAILABLE MARCH 14, 2005)


December 31, 2006          261   $11.06202    to   $11.18026  $    2,875      1.27%   1.40%    to     2.00%     7.52%    to    8.16%
December 31, 2005           87   $10.28803    to   $10.33700  $      900      0.03%   1.40%    to     2.00%     2.45%    to    2.94%

                                              AST COHEN & STEERS REALTY PORTFOLIO (AVAILABLE MARCH 14, 2005)


December 31, 2006        1,358   $15.92598    to   $16.23834  $   21,308      0.84%   1.40%    to     2.50%    33.41%    to   34.85%
December 31, 2005          443   $11.98449    to   $12.04155  $    5,325      0.02%   1.40%    to     2.00%    18.11%    to   18.67%

                                                AST GLOBAL ALLOCATION PORTFOLIO (AVAILABLE MARCH 14, 2005)


December 31, 2006          343   $11.54409    to   $11.66754  $    3,891      1.24%   1.40%    to     2.00%     8.97%    to    9.61%
December 31, 2005           47   $10.59416    to   $10.64464  $      494      0.00%   1.40%    to     2.00%     5.78%    to    6.28%

                                               AST DEAM LARGE-CAP VALUE PORTFOLIO (AVAILABLE MARCH 14, 2005)


December 31, 2006        1,481   $12.75305    to   $12.88954  $   18,749      0.54%   1.40%    to     2.00%    19.35%    to   20.05%
December 31, 2005          296   $10.68583    to   $10.73678  $    3,171      0.03%   1.40%    to     2.00%     5.96%    to    6.46%


                                       A55

                                         AT YEAR ENDED                                          FOR YEAR ENDED
                       -------------------------------------------------  ---------------------------------------------------------
                                                                  NET     INVESTMENT
                        UNITS             UNIT VALUE            ASSETS      INCOME       EXPENSE RATIO**         TOTAL RETURN***
                        (000S)        LOWEST -- HIGHEST         (000S)      RATIO*      LOWEST -- HIGHEST       LOWEST -- HIGHEST
                       -------   ---------------------------  ----------  ----------  --------------------    ---------------------


                                              AST DEAM SMALL-CAP GROWTH PORTFOLIO (AVAILABLE MARCH 14, 2005)


December 31, 2006          274   $10.86446    to   $10.98080  $    2,928      0.00%   1.40%    to     2.00%     5.65%    to    6.27%
December 31, 2005           63   $10.28365    to   $10.33264  $      648      0.00%   1.40%    to     2.00%     2.73%    to    3.21%

                                               AST DEAM SMALL-CAP VALUE PORTFOLIO (AVAILABLE MARCH 14, 2005)


December 31, 2006          361   $11.74897    to   $11.87455  $    4,203      0.16%   1.40%    to     2.00%    17.61%    to   18.30%
December 31, 2005          115   $ 9.98999    to   $10.03757  $    1,152      0.00%   1.40%    to     2.00%    -0.55%    to   -0.08%

                                                    AST HIGH YIELD PORTFOLIO (AVAILABLE MARCH 14, 2005)


December 31, 2006          790   $10.54352    to   $10.75063  $    8,438      5.61%   1.40%    to     2.50%     7.67%    to    8.83%
December 31, 2005          274   $ 9.83138    to   $ 9.87825  $    2,705      0.63%   1.40%    to     2.00%    -1.45%    to   -0.99%

                                           AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO (AVAILABLE MARCH 14, 2005)


December 31, 2006          687   $11.99215    to   $12.22751  $    8,206      0.00%   1.40%    to     2.50%    10.16%    to   11.36%
December 31, 2005          297   $10.92849    to   $10.98052  $    3,258      0.00%   1.40%    to     2.00%     9.30%    to    9.82%

                                                  AST MID-CAP VALUE PORTFOLIO (AVAILABLE MARCH 14, 2005)


December 31, 2006          396   $11.56440    to   $11.68807  $    4,521      0.33%   1.40%    to     2.00%    12.01%    to   12.67%
December 31, 2005          143   $10.32446    to   $10.37369  $    1,480      0.03%   1.40%    to     2.00%     2.58%    to    3.07%

                                                 AST SMALL-CAP VALUE PORTFOLIO (AVAILABLE MARCH 14, 2005)


December 31, 2006          826   $12.38691    to   $12.63027  $   10,168      0.26%   1.40%    to     2.50%    17.12%    to   18.39%
December 31, 2005          229   $10.60928    to   $10.66828  $    2,433      0.00%   1.40%    to     2.10%     5.58%    to    6.17%

                                        AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO (AVAILABLE MARCH 14, 2005)


December 31, 2006          470   $11.57079    to   $11.69442  $    5,341      0.00%   1.40%    to     2.00%     7.84%    to    8.48%
December 31, 2005           97   $10.72971    to   $10.78065  $    1,041      0.01%   1.40%    to     2.00%     6.95%    to    7.45%

                                           AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO (AVAILABLE MARCH 14, 2005)


December 31, 2006          526   $10.99262    to   $11.11019  $    5,727      0.00%   1.40%    to     2.00%     4.20%    to    4.81%
December 31, 2005          234   $10.54976    to   $10.60000  $    2,478      0.00%   1.40%    to     2.00%     5.51%    to    6.01%

                                                 AST LARGE-CAP VALUE PORTFOLIO (AVAILABLE MARCH 14, 2005)


December 31, 2006        1,336   $12.22726    to   $12.35800  $   16,175      0.71%   1.40%    to     2.00%    16.14%    to   16.83%
December 31, 2005          973   $10.52787    to   $10.57804  $   10,264      0.03%   1.40%    to     2.00%     4.48%    to    4.97%

                                            AST LORD ABBETT BOND-DEBENTURE PORTFOLIO (AVAILABLE MARCH 14, 2005)


December 31, 2006          857   $10.68176    to   $10.79596  $    9,191      3.08%   1.40%    to     2.00%     7.65%    to    8.29%
December 31, 2005          285   $ 9.92247    to   $ 9.96977  $    2,835      0.06%   1.40%    to     2.00%    -0.76%    to   -0.29%

                                              AST MARSICO CAPITAL GROWTH PORTFOLIO (AVAILABLE MARCH 14, 2005)


December 31, 2006        1,874   $11.43214    to   $11.55444  $   21,237      0.04%   1.40%    to     2.00%     5.14%    to    5.76%
December 31, 2005          709   $10.87333    to   $10.92526  $    7,726      0.00%   1.40%    to     2.00%     7.38%    to    7.89%

                                                    AST MFS GROWTH PORTFOLIO (AVAILABLE MARCH 14, 2005)


December 31, 2006          316   $11.43531    to   $11.65979  $    3,606      0.00%   1.40%    to     2.50%     6.99%    to    8.15%
December 31, 2005          137   $10.72987    to   $10.78089  $    1,469      0.00%   1.40%    to     2.00%     6.91%    to    7.41%

                                         AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO (AVAILABLE MARCH 14, 2005)


December 31, 2006          897   $12.64173    to   $12.77698  $   11,182      0.00%   1.40%    to     2.00%    11.83%    to   12.49%
December 31, 2005          435   $11.27378    to   $11.35869  $    4,931      0.00%   1.40%    to     2.35%    12.12%    to   12.96%

                                          AST NEUBERGER BERMAN MID-CAP VALUE PORTFOLIO (AVAILABLE MARCH 14, 2005)


December 31, 2006        1,552   $11.78698    to   $11.91306  $   18,210      0.41%   1.40%    to     2.00%     8.58%    to    9.23%
December 31, 2005        1,055   $10.84658    to   $10.90682  $   11,489      0.00%   1.40%    to     2.10%     8.23%    to    8.83%

                                                AST PIMCO LIMITED MATURITY BOND (AVAILABLE MARCH 14, 2005)


December 31, 2006          795   $10.11927    to   $10.31847  $    8,158      2.26%   1.40%    to     2.50%     1.29%    to    2.39%
December 31, 2005          372   $10.02962    to   $10.07733  $    3,741      0.05%   1.40%    to     2.00%     0.31%    to    0.78%


                                       A56

                                         AT YEAR ENDED                                          FOR YEAR ENDED
                       -------------------------------------------------  ---------------------------------------------------------
                                                                  NET     INVESTMENT
                        UNITS             UNIT VALUE            ASSETS      INCOME       EXPENSE RATIO**         TOTAL RETURN***
                        (000S)        LOWEST -- HIGHEST         (000S)      RATIO*      LOWEST -- HIGHEST       LOWEST -- HIGHEST
                       -------   ---------------------------  ----------  ----------  --------------------    ---------------------


                                           AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO (AVAILABLE MARCH 14, 2005)


December 31, 2006          466   $12.12703    to   $12.36530  $    5,631      0.54%   1.40%    to     2.50%    18.39%    to   19.68%
December 31, 2005           54   $10.28329    to   $10.33229  $      560      0.00%   1.40%    to     2.00%     2.02%    to    2.51%

                                            AST ALLIANCEBERNSTEIN MANAGED INDEX 500 (AVAILABLE MARCH 14, 2005)


December 31, 2006          362   $11.45078    to   $11.57321  $    4,107      0.87%   1.40%    to     2.00%    10.40%    to   11.05%
December 31, 2005          215   $10.37238    to   $10.42169  $    2,234      0.07%   1.40%    to     2.00%     3.21%    to    3.70%

                                         AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO (AVAILABLE MARCH 14, 2005)


December 31, 2006        4,374   $13.15868    to   $13.44068  $   57,658      0.25%   1.40%    to     2.60%    12.94%    to   14.27%
December 31, 2005        2,037   $11.70665    to   $11.76236  $   23,909      0.00%   1.40%    to     2.00%    17.04%    to   17.59%

                                          AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (AVAILABLE MARCH 14, 2005)


December 31, 2006        1,013   $11.27006    to   $11.51159  $   11,427      1.12%   1.40%    to     2.60%     9.65%    to   10.94%
December 31, 2005          214   $10.32700    to   $10.37610  $    2,213      0.04%   1.40%    to     2.00%     2.98%    to    3.46%

                                                AST MFS GLOBAL EQUITY PORTFOLIO (AVAILABLE MARCH 14, 2005)


December 31, 2006          606   $12.62250    to   $12.87030  $    7,572      0.36%   1.40%    to     2.50%    21.28%    to   22.59%
December 31, 2005          166   $10.44900    to   $10.49866  $    1,733      0.00%   1.40%    to     2.00%     4.85%    to    5.34%

                                          AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO (AVAILABLE MARCH 14, 2005)


December 31, 2006        1,171   $12.79052    to   $12.92733  $   14,739      0.71%   1.40%    to     2.00%    20.39%    to   21.10%
December 31, 2005          337   $10.62393    to   $10.67460  $    3,586      0.00%   1.40%    to     2.00%     7.17%    to    7.67%

                                            AST T. ROWE PRICE GLOBAL BOND PORTFOLIO (AVAILABLE MARCH 14, 2005)


December 31, 2006          736   $ 9.73239    to   $ 9.92364  $    7,289      1.26%   1.40%    to     2.50%     3.69%    to    4.81%
December 31, 2005          359   $ 9.42345    to   $ 9.46839  $    3,395      0.05%   1.40%    to     2.00%    -5.28%    to   -4.83%

                                          AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO (AVAILABLE DECEMBER 5, 2005)


December 31, 2006        3,488   $11.29471    to   $11.40838  $   39,020      0.00%   1.40%    to     2.35%    13.04%    to   14.09%
December 31, 2005          219   $ 9.99478    to   $ 9.99933  $    2,188      0.00%   1.40%    to     2.00%    -0.04%    to    0.00%

                                        AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (AVAILABLE DECEMBER 5, 2005)


December 31, 2006       64,776   $11.06284    to   $11.22130  $  715,917      0.00%   1.40%    to     2.75%    10.64%    to   12.11%
December 31, 2005        2,645   $ 9.99914    to   $10.00933  $   26,458      0.00%   1.40%    to     2.75%     0.01%    to    0.10%

                                           AST BALANCED ASSET ALLOCATION PORTFOLIO (AVAILABLE DECEMBER 5, 2005)


December 31, 2006       59,537   $10.88808    to   $11.04402  $  649,011      0.00%   1.40%    to     2.75%     8.78%    to   10.23%
December 31, 2005        2,355   $10.00913    to   $10.01933  $   23,582      0.00%   1.40%    to     2.75%     0.11%    to    0.20%

                                         AST CONSERVATIVE ASSET ALLOCATION PORTFOLIO (AVAILABLE DECEMBER 5, 2005)


December 31, 2006       18,790   $10.78120    to   $10.93553  $  203,025      0.00%   1.40%    to     2.75%     7.61%    to    9.04%
December 31, 2005          858   $10.01910    to   $10.02932  $    8,600      0.00%   1.40%    to     2.75%     0.21%    to    0.30%

                                         AST PRESERVATION ASSET ALLOCATION PORTFOLIO (AVAILABLE DECEMBER 5, 2005)


December 31, 2006        5,216   $10.53839    to   $10.68916  $   55,169      0.00%   1.40%    to     2.75%     5.08%    to    6.47%
December 31, 2005          220   $10.03099    to   $10.03931  $    2,209      0.00%   1.40%    to     2.50%     0.33%    to    0.40%

                                           AST FIRST TRUST BALANCED TARGET PORTFOLIO (AVAILABLE MARCH 20, 2006)


December 31, 2006        5,918   $10.50581    to   $10.60336  $   62,296      0.00%   1.40%    to     2.60%     5.08%    to    6.05%

                                     AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO (AVAILABLE MARCH 20, 2006)


December 31, 2006        7,226   $10.39574    to   $10.50452  $   75,157      0.00%   1.40%    to     2.75%     3.98%    to    5.06%

                                               AST ADVANCED STRATEGIES PORTFOLIO (AVAILABLE MARCH 20, 2006)


December 31, 2006       10,308   $10.58428    to   $10.68260  $  109,035      0.00%   1.40%    to     2.60%     5.87%    to    6.84%

                                              AST T. ROWE LARGE-CAP GROWTH PORTFOLIO (AVAILABLE MAY 1, 2006)


December 31, 2006          171   $10.44162    to   $10.50381  $    1,789      0.00%   1.15%    to     2.05%     5.05%    to    5.67%


                                       A57

                                         AT YEAR ENDED                                          FOR YEAR ENDED
                       -------------------------------------------------  ---------------------------------------------------------
                                                                  NET     INVESTMENT
                        UNITS             UNIT VALUE            ASSETS      INCOME       EXPENSE RATIO**         TOTAL RETURN***
                        (000S)        LOWEST -- HIGHEST         (000S)      RATIO*      LOWEST -- HIGHEST       LOWEST -- HIGHEST
                       -------   ---------------------------  ----------  ----------  --------------------    ---------------------


                                                    AST MONEY MARKET PORTFOLIO (AVAILABLE MAY 1, 2006)


December 31, 2006          899   $10.18444    to   $10.24522  $    9,197      3.28%   1.15%    to     2.05%     1.85%    to    2.45%

                                                  AST SMALL-CAP GROWTH PORTFOLIO (AVAILABLE MAY 1, 2006)


December 31, 2006           65   $ 9.88919    to   $ 9.94820  $      645      0.00%   1.15%    to     2.05%    -0.16%    to    0.43%

                                               AST PIMCO TOTAL RETURN BOND PORTFOLIO (AVAILABLE MAY 1, 2006)


December 31, 2006          331   $10.27835    to   $10.33968  $    3,413      0.00%   1.15%    to     2.05%     3.08%    to    3.69%

                                                 AST INTERNATIONAL VALUE PORTFOLIO (AVAILABLE MAY 1, 2006)


December 31, 2006          214   $10.84310    to   $10.90770  $    2,330      0.00%   1.15%    to     2.05%     8.32%    to    8.96%

                                                AST INTERNATIONAL GROWTH PORTFOLIO (AVAILABLE MAY 1, 2006)


December 31, 2006          183   $10.58063    to   $10.64379  $    1,943      0.00%   1.15%    to     2.05%     5.89%    to    6.52%

                                                GARTMORE GVIT DEVELOPING MARKETS (AVAILABLE MARCH 14, 2005)


December 31, 2006        1,265   $15.87100    to   $16.04073  $   20,210      0.59%   1.40%    to     2.00%    31.94%    to   32.72%
December 31, 2005          579   $12.02867    to   $12.08600  $    6,988      0.31%   1.40%    to     2.00%    21.74%    to   22.32%



            ---------------
            * These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. This ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

            ** These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

            *** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account, the total return is calculated for each of the five years in the period ended December 31, 2006 or from the effective date of the subaccount through the end of the reporting period. Product designs within a subaccount with an effective date during a period were excluded from the range of total return for that period.

            CHARGES AND EXPENSES

            A.  MORTALITY RISK AND EXPENSE RISK CHARGES

            The mortality risk and expense risk charges are applied daily against the net assets of each contract. Mortality risk is the risk that annuitants may live longer than estimated and expense risk is the risk that the cost of issuing and administering the contracts may exceed related charges by Pruco Life. The mortality risk and expense risk charges are assessed through the reduction in unit values.



                                       A58

            B.  ADMINISTRATION CHARGE

            The administration charge is applied daily against the net assets held in each subaccount. Administration charges include costs associated with issuing the contract, establishing and maintaining records, and providing reports to contract owners. A charge is assessed through the redemption of units.


                                                                       MORTALITY &
                                                                     EXPENSE CHARGE
                                                    MORTALITY &    WITH HIGHEST DAILY
                                    MORTALITY &   EXPENSE CHARGE     LIFETIME 5 AND
                                      EXPENSE      WITH LIFETIME    SPOUSAL LIFETIME    ADMINISTRATION
                                      CHARGE:        5 OPTION:         5 OPTIONS:           CHARGE:
CONTRACTS:                          -----------   --------------   ------------------   --------------


Strategic Partners Annuity One
  Basic...........................      1.40%          2.00%                NA                 NA
  GMDB Annual Step Up or 5% Roll
     Up...........................      1.60%          2.20%                NA                 NA
  GMDB with-Greater of Roll Up or
     Step Up......................      1.70%          2.30%                NA                 NA
Strategic Partners Annuity One
  Enhanced -- Non Bonus Version
  Basic...........................      1.40%          2.00%                NA                 NA
  GMDB Annual Step Up or 5% Roll
     Up...........................      1.60%          2.20%                NA                 NA
  GMDB with-Greater of Roll Up or
     Step Up......................      1.70%          2.30%                NA                 NA
Strategic Partners Annuity One
  Enhanced -- Bonus Version
  Basic...........................      1.50%          2.10%                NA                 NA
  GMDB Annual Step Up or 5% Roll
     Up...........................      1.70%          2.30%                NA                 NA
  GMDB with-Greater of Roll Up or
     Step Up......................      1.80%          2.40%                NA                 NA
Strategic Partners Plus
  Basic...........................      1.40%          2.00%                NA                 NA
  GMDB Annual Step Up or 5% Roll
     Up...........................      1.60%          2.20%                NA                 NA
  GMDB with Step Up and Roll Up...      1.70%          2.30%                NA                 NA
Strategic Partners Plus
  Enhanced -- Non Bonus Version
  Basic...........................      1.40%          2.00%                NA                 NA
  GMDB Annual Step Up or 5% Roll
     Up...........................      1.60%          2.20%                NA                 NA
  GMDB with Step Up and Roll Up...      1.70%          2.30%                NA                 NA
Strategic Partners Plus
  Enhanced -- Bonus Version
  Basic...........................      1.50%          2.10%                NA                 NA
  GMDB Annual Step Up or 5% Roll
     Up...........................      1.70%          2.30%                NA                 NA
  GMDB with Step Up and Roll Up...      1.80%          2.40%                NA                 NA
Strategic Partners Select GMDB
  with Step Up and Roll Up........      1.52%            NA                 NA                 NA
Strategic Partners Advisor
  Basic...........................      1.40%          2.00%                NA                 NA
  GMDB with Step Up and Roll Up         1.65%          2.25%                NA                 NA
Strategic Partners FlexElite
  Basic...........................      1.60%          2.20%                NA                 NA
  GMDB Annual Step Up or 5% Roll
     Up...........................      1.80%          2.40%                NA                 NA
  GMDB with-Greater of Roll Up or
     Step Up......................      1.90%          2.50%                NA                 NA
Strategic Partners Enhanced
  FlexElite
  Basic...........................      1.65%          2.25%              2.40%                NA
  GMDB Annual Step Up or 5% Roll
     Up...........................      1.90%          2.50%                NA                 NA
  GMDB with-Greater of Roll Up or
     Step Up......................      2.00%          2.60%                NA                 NA
  w/HDV...........................      2.15%          2.75%                NA                 NA
Strategic Partners Plus Enhanced
  III -- Non Bonus Version
  Basic...........................      1.40%          2.00%              2.15%                NA
  GMDB Annual Step Up or 5% Roll
     Up...........................      1.65%          2.25%                NA                 NA
  GMDB with-Greater of Roll Up or
     Step Up......................      1.75%          2.35%                NA                 NA
  w/HDV...........................      1.90%          2.50%                NA                 NA


                                       A59

                                                                       MORTALITY &
                                                                     EXPENSE CHARGE
                                                    MORTALITY &    WITH HIGHEST DAILY
                                    MORTALITY &   EXPENSE CHARGE     LIFETIME 5 AND
                                      EXPENSE      WITH LIFETIME    SPOUSAL LIFETIME    ADMINISTRATION
                                      CHARGE:        5 OPTION:         5 OPTIONS:           CHARGE:
CONTRACTS:                          -----------   --------------   ------------------   --------------

Strategic Partners Plus Enhanced
  III -- Bonus Version
  Basic...........................      1.50%          2.10%              2.25%                NA
  GMDB Annual Step Up or 5% Roll
     Up...........................      1.75%          2.35%                NA                 NA
  GMDB with-Greater of Roll Up or
     Step Up......................      1.85%          2.45%                NA                 NA
  w/HDV...........................      2.00%          2.60%                NA                 NA
Strategic Partners Annuity One
  Enhanced III -- Non Bonus
  Version
  Basic...........................      1.40%          2.00%              2.15%                NA
  GMDB Annual Step Up or 5% Roll
     Up...........................      1.65%          2.25%                NA                 NA
  GMDB with-Greater of Roll Up or
     Step Up......................      1.85%          2.35%                NA                 NA
  w/HDV...........................      1.90%          2.50%                NA                 NA
Strategic Partners Annuity One
  Enhanced III -- Bonus Version
  Basic...........................      1.50%          2.10%              2.25%                NA
  GMDB Annual Step Up or 5% Roll
     Up...........................      1.75%          2.35%                NA                 NA
  GMDB with-Greater of Roll Up or
     Step Up......................      1.85%          2.45%                NA                 NA
  w/HDV...........................      2.00%          2.60%                NA                 NA
Discovery Preferred Variable
  Annuity.........................      1.25%            NA                 NA               0.15%
Discovery Select Variable
  Annuity.........................      1.25%            NA                 NA               0.15%
Discovery Choice
  Basic...........................      1.35%            NA                 NA                 NA
  Enhanced........................      1.65%            NA                 NA                 NA
Premier B Series
  Base............................      1.15%          1.75%              1.90%                NA
  Roll-up & HAV...................      1.65%          2.25%                NA                 NA
  HDV.............................      1.65%          2.25%                NA                 NA
Premier L Series
  Base............................      1.50%          2.10%              2.25%                NA
  Roll-up & HAV...................      2.00%          2.60%                NA                 NA
  HDV.............................      2.00%          2.60%                NA                 NA
Premier X Series
  Base............................      1.55%          2.15%              2.30%                NA
  Roll-up & HAV...................      2.05%          2.65%                NA                 NA
  HDV.............................      2.05%          2.65%                NA                 NA


            C.  WITHDRAWAL CHARGES

            A withdrawal charge may be made upon full or partial contract owner redemptions. The charge compensates Pruco Life for paying all of the expenses of selling and distributing the contracts, including sales commissions, printing of prospectuses, sales administration, preparation of sales literature, and other promotional activities. No withdrawal charge is imposed whenever earnings are withdrawn. The range for withdrawal charges is 0% -- 8%. This charge is assessed through the redemption of units.



                                       A60

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this post-effective amendment to be signed on its behalf on this 7th day of March, 2007.

            THE PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

                                   Registrant

                        By: Pruco Life Insurance Company



Attest:    /s/Thomas C. Castano                         /s/Scott D. Kaplan
        ----------------------------                    -----------------
Thomas C. Castano                                       Scott D. Kaplan
Secretary                                               President


                                   SIGNATURES


As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated.

                               Signature and Title

      *
----------------
JAMES J. AVERY JR.
VICE CHAIRMAN AND DIRECTOR                           Date: March 7, 2007

      *                                         * *By: /s/ Thomas C. Castano
----------------                                     ----------------------
SCOTT D. KAPLAN                                      THOMAS C. CASTANO
PRESIDENT AND DIRECTOR                               (ATTORNEY-IN-FACT)


      *
----------------
TUCKER I. MARR
VICE PRESIDENT, AND
CHIEF FINANCIAL OFFICER

      *
----------------
BERNARD J. JACOB
DIRECTOR

      *
----------------
RONALD P. JOELSON
DIRECTOR

      *
----------------
HELEN M. GALT
DIRECTOR

      *
----------------
DAVID R. ODENATH, JR.
DIRECTOR



333-130989

                                    EXHIBITS

       Exhibit (10) Consent of PricewaterhouseCoopers LLP. FILED HEREWITH